                                                    Registration No. 333-31537
                                                         File No. 811-08299

                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

Pre-Effective Amendment No. __                                     [   ]

Post-Effective Amendment No. 9                                      [X]

                                                      and/or

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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANYACT OF 1940        [X]

Amendment No. 11

                         OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
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                    (Exact Name of Registrant as Specified in Charter)

                   6803 South Tucson Way, Centennial, Colorado 80112-3924

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                     (Address of Principal Executive Offices) (Zip Code)
                                    (303) 768-3200
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                   (Registrant's Telephone Number, including Area Code)

                                    Robert G. Zack, Esq.
                                    OppenheimerFunds, Inc.
       Two World Financial Center, 225 Liberty Street, New York, New York 10080

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                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
         [   ]    immediately upon filing pursuant to paragraph (b)
         [X]      on October 23, 2003 pursuant to paragraph (b)
         [   ]    60 days after filing pursuant to paragraph (a)(1)
         [   ]    on _______________ pursuant to paragraph (a)(1)
         [   ]    75 days after filing pursuant to paragraph (a)(2)
         [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[   ]  This  post-effective   amendment   designates  a  new  effective  date
       for  a  previously  filed post-effective amendment.

Oppenheimer
International Small Company Fund

Prospectus dated October 23, 2003

Oppenheimer  International  Small  Company  Fund is a  mutual  fund  that  seeks long-term  capital  appreciation to As with all mutual funds, the Securities and make  Exchange  Commission  has not  approved  or  disapproved  your the  Fund's securities nor has it determined  that investment this Prospectus is accurate or complete.  It is a grow.  criminal  offense to represent  otherwise.  It invests mainly in common stocks of "small-cap" companies outside the United States. This
Prospectus  contains  important  information  about the  Fund's  objective,  its
investment   policies,   strategies  and  risks.  It  also  contains   important
information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this Prospectus  carefully  before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

(OppenheimerFunds logo)

CONTENTS

                  ABOUT THE FUND

            The Fund's Investment Objective and Principal Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE  FUND'S  INVESTMENT  OBJECTIVE?  The Fund  seeks  long-term  capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests  mainly in common stock of companies  that are  domiciled  outside the United  States or have their primary operations  outside the U.S. and have market  capitalizations of $2.5 billion or
less.  These  are  described  as  "small-cap   companies."  That  capitalization
parameter  is  subject  to  change as the  relative  market  capitalizations  of small-cap issuers change over time. The Fund measures that capitalization at the time the Fund buys a security,  and it is not  required to sell the  security if the  issuer's  capitalization  changes.  The Fund focuses on stocks of companies that the portfolio  managers  believe have  favorable  growth  prospects.  Under normal circumstances:

o The Fund will  invest  at least  80% of its net  assets  plus  borrowings  for investment purposes, in equity securities of small-cap companies.

o The Fund will invest at least 65% of its total  assets in foreign  securities.
The Fund is not  required to invest a set portion of its assets in a  particular geographic region or regions or a particular industry or sector.

HOW DO THE  PORTFOLIO  MANAGERS  DECIDE  WHAT  SECURITIES  TO  BUY OR  SELL?  In
selecting  securities for the Fund, the Fund's portfolio managers look primarily for foreign companies with high growth potential.  They use fundamental analysis of a  company's  financial  statements,  management  structure,  operations  and product  development,  and consider factors  affecting the industry of which the issuer is part. In seeking broad  diversification  of the Fund's portfolio,  the portfolio managers currently search for foreign companies:

o with small market capitalizations in developed and emerging markets,

o with management that has a proven record,

o with relatively stable or established  businesses in established markets, that are entering into a growth cycle,

o with  strong  earnings  growth and  above-average  yield,  with  below-average valuation.

     In applying  these and other  selection  criteria,  the portfolio  managers consider  the  effect of  worldwide  trends on the  growth of  various  business sectors.  The trends, or global "themes," currently employed include development of new technologies,  corporate restructuring,  the growth of mass affluence and demographic changes.  This strategy can change over time. The portfolio managers do not  invest a fixed or  specific  amount of the  Fund's  assets  using  these themes.

WHO IS THE FUND  DESIGNED  FOR?  The Fund is designed  primarily  for  investors seeking capital growth in their  investment over the long term.  Those investors should  be  willing  to assume  the  greater  risks of  short-term  share  price fluctuations  that  are  typical  for an  aggressive  growth  fund  focusing  on small-cap stock investments, and the special risks of investing in both emerging and developed foreign  countries.  The Fund does not seek current income and the income from its  investments  will likely be small,  so it is not  designed  for investors needing current income.  Because of its focus on long-term growth, the
Fund may be appropriate for a portion of a retirement plan investment.  However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors,  described below. There is also the  risk  that  poor  security  selection  by the  Fund's  investment  Manager,
OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

RISKS OF  INVESTING  IN STOCKS.  Because the Fund  invests  primarily  in common stocks of foreign small-cap growth companies,  the value of the Fund's portfolio will be  affected  by changes  in the  foreign  stock  markets  and the  special economic  and other  factors that might affect the prices of small cap stocks in those markets.  Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. That volatility is likely to be even greater for  small-cap  companies.  Market risk will affect the Fund's net asset value per share,  which will fluctuate as the values of the
Fund's portfolio  securities  change. The prices of individual stocks do not all move in the same  direction  uniformly  or at the  same  time.  Different  stock markets may behave differently from each other.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer,  or  changes  in  government  regulations  affecting  the  issuer or its industry.  To the extent that the Fund  increased  the relative  emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

SPECIAL RISKS OF SMALL-CAP  STOCKS.  Small-cap growth companies can include both established  and newer  companies.  While  newer  growth  companies  might offer greater  opportunities for capital  appreciation  than larger,  more established
companies,   they  involve   substantially  greater  risks  of  loss  and  price
fluctuations than larger issuers.

     Newer  small-cap  companies  may have limited  product lines or markets for their  products,  limited  access  to  financial  resources  and  less  depth in management skill than larger,  more established  companies.  Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty  selling a security of a  small-cap  issuer at an  acceptable  price, especially in periods of market volatility.  That factor increases the potential for losses to the Fund.  Also, it may take a  substantial  period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

RISKS OF FOREIGN  INVESTING.  The Fund can buy  securities  of  companies in any country,  including  developed  countries  and emerging  markets.  While foreign securities offer special investment opportunities, there are also special risks.
The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.  dollar  value of  securities  denominated  in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure
requirements  that  U.S.   companies  are  subject  to.  The  value  of  foreign
investments may be affected by exchange  control  regulations,  expropriation or nationalization  of a company's assets,  foreign taxes,  delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad,  or other  political  and economic  factors.  Special  Risks of Emerging
Markets.  Securities in emerging market  countries may be more difficult to sell at an acceptable  price and their prices may be more volatile than securities of companies in more  developed  markets.  Settlements  of trades may be subject to greater  delays so that the Fund may not  receive  the  proceeds  of a sale of a security on a timely basis.  Emerging  countries may have less developed trading markets  and  exchanges.  They may have  less  developed  legal  and  accounting systems,  and  investments  in those  markets may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country.  These  investments may be  substantially  more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

Economies  of  developing  countries  may be more  dependent on  relatively  few industries  that may be highly  vulnerable  to local and global  changes.  Those investments  may be  substantially  more  volatile than stocks of issuers in the
U.S. and other developed countries and may be very speculative.

HOW RISKY IS THE FUND OVERALL?  The risks described above  collectively form the overall  risk  profile  of the  Fund and can  affect  the  value  of the  Fund's investments,  its investment  performance  and its prices per share.  Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no  assurance  that the Fund will achieve its investment objective.

     In the short term,  small-cap  foreign  growth stocks can be very volatile.
The  price  of the  Fund's  shares  can go up and down  substantially.  The Fund generally  does not use  income-oriented  investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds spectrum, the
Fund is a very aggressive investment vehicle,  designed for investors willing to assume greater risks in the hope of achieving long-term capital appreciation. It is likely to be subject to greater  fluctuations  in its share prices than funds that  emphasize  large  capitalization  stocks,  or funds  that do not invest in foreign securities  (especially  emerging market securities) or funds that focus on both stocks and bonds.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of  investing in the
Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full  calendar  years  since the  Fund's  inception  and by showing how the average annual total returns of the Fund's  shares,  both before and  after  taxes  compare  to  those of two  broad-based  market  indices.  The after-tax returns for the other classes of shares will vary.

     The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In  certain  cases,  the  figure  representing  "Return  After  Taxes on
Distributions  and Sale of Fund  Shares" may be  slightly  higher than the other return  figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the  shareholder.  The after-tax  returns are calculated  based on certain assumptions mandated by regulation and your actual after-tax returns may differ  from those  shown,  depending  on your  individual  tax  situation.  The after-tax  returns set forth below are not relevant to investors  who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to
institutional   investors  not  subject  to  tax.  The  Fund's  past  investment performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.  For the period from 1/1/03  through  9/30/03,  the cumulative return (not annualized)  before taxes for Class A shares was 55.77%.  During the period shown in the bar chart, the highest return (not annualized)  before taxes for a calendar  quarter  was 20.86%  (2nd Qtr '99) and the  lowest  return  (not annualized) before taxes for a calendar quarter was -24.87% (4th Qtr '00).

                                                                   5 Years                 10 Years
Average Annual Total Returns                                     (or life of class, if   (or life of class, if less)
for the periods ended December 31, 2002        1 Year             less)

--------------------------------------------- -----------------------------------------------------------------------
--------------------------------------------- -------------- ---------------------------- ---------------------------

Class A Shares (inception 11/17/97)
 Return Before Taxes                             -13.45%               -1.36%                       -0.87%
 Return After Taxes on Distributions             -13.45%               -3.85%                       -3.31%
 Return After Taxes on Distributions
 and Sale of Fund Shares                         -8.19%                -1.74%                       -1.34%

--------------------------------------------- -------------- ---------------------------- ---------------------------
--------------------------------------------- -------------- ---------------------------- ---------------------------

Morgan Stanley Capital International EAFE        -15.66%               -2.61%
Index (reflects no deduction for fees,                                                             -2.40%1
expenses or taxes)

--------------------------------------------- -------------- ---------------------------- ---------------------------
--------------------------------------------- -------------- ---------------------------- ---------------------------

HSBC James Capel World excluding U.S.            -8.55%                -2.19%
Smaller Companies Index (reflects no                                                               -2.66%1
deduction for fees, expenses or taxes)

--------------------------------------------- -------------- ---------------------------- ---------------------------
--------------------------------------------- -------------- ---------------------------- ---------------------------

Class B Shares (inception 11/17/97)
                                                 -13.45%               -1.24%                       -0.62%

--------------------------------------------- -------------- ---------------------------- ---------------------------
--------------------------------------------- -------------- ---------------------------- ---------------------------

Class C Shares (inception 11/17/97)              -9.69%                -0.93%
                                                                                                    -0.47%

--------------------------------------------- -------------- ---------------------------- ---------------------------
--------------------------------------------- -------------- ---------------------------- ---------------------------

Class N Shares (inception 3/1/01)                -9.30%                -11.73%
                                                                                                     N/A

--------------------------------------------- -------------- ---------------------------- ---------------------------
1.       From 11/30/97.

The Fund's average annual total returns include the applicable sales charge: for
Class A, the current  maximum  initial  sales charge of 5.75%;  for Class B, the contingent deferred sales charges of 5% (1-year) and 1% (life of class); and for
Class C and Class N the 1%  contingent  deferred  sales  charge  for the  1-year period.  Because  Class B  shares  covert  to  Class A shares  72  months  after purchase,  Class B  "life-of-class"  performance does not include any contingent deferred sales charge and uses Class A performance for period after  conversion.
The returns  measure the  performance of a hypothetical  account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The  performance of the Fund's Class A shares is compared to the Morgan
Stanley  Capital  International  EAFE  Index and to the HSBC James  Capel  World
excluding U.S. Smaller  Companies Index,  unmanaged indexes of companies outside the U.S.;  the latter  index is limited to small  international  companies.  The
index  performance  includes   reinvestment  of  income  but  does  not  reflect
transaction  costs,  fees,  expenses or taxes. The Fund's  investments vary from those in either index.

Fees and Expenses of the Fund

The following  tables are provided to help you  understand the fees and expenses you may pay if you buy and hold  shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration,  distribution of its shares and other  services.  Those expenses are  subtracted  from the Fund's assets to  calculate  the Fund's net asset  values per share.  All  shareholders therefore  pay  those  expenses  indirectly.  Shareholders  pay  other  expenses directly,  such as sales charges and account  transaction  charges.  The numbers below are based on the Fund's  expenses  during its fiscal year ended August 31,
2003.

Shareholder Fees (charges paid directly from your investment):

----------------------------------------------------------- ------------ ------------ ------------ ------------
                                                              Class A      Class B      Class C      Class N
                                                              Shares       Shares       Shares       Shares
----------------------------------------------------------- ------------ ------------ ------------ ------------
----------------------------------------------------------- ------------ ------------ ------------ ------------
Maximum Sales Charge (Load) on purchases
(as % of offering price)                                       5.75%        None         None         None
----------------------------------------------------------- ------------ ------------ ------------ ------------
----------------------------------------------------------- ------------ ------------ ------------ ------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original offering price or           None1         5%2          1%3          1%4
redemption proceeds)
----------------------------------------------------------- ------------ ------------ ------------ ------------
----------------------------------------------------------- ------------ ------------ ------------ ------------
Redemption Fee (as a percentage of total redemption
proceeds)5                                                     2.00%        2.00%        2.00%        2.00%
----------------------------------------------------------- ------------ ------------ ------------ ------------

1. A contingent deferred sales charge may apply to redemptions of investments of
$1 million or more  ($500,000 for certain  retirement  plan accounts) of Class A shares. See "How to Buy Shares" for details.

     2. Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales charge  declines to 1% in the sixth year and is  eliminated after that.

     3. Applies to shares redeemed within 12 months of purchase.

     4. Applies to shares redeemed  within 18 months of retirement  plan's first purchase.

     5. The  redemption  fee  applies to the  proceeds  of Fund  shares that are redeemed  (either by selling or  exchanging  to another  Oppenheimer  fund)
     within  30 days of  their  purchase.  See  "How to Sell  Shares"  for  more information on when the redemption fee will apply.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

--------------------------------------------- ----------------- ----------------- ----------------- -----------------
                                                  Class A           Class B           Class C        Class N Shares
                                                   Shares            Shares            Shares
--------------------------------------------- ----------------- ----------------- ----------------- -----------------
--------------------------------------------- ----------------- ----------------- ----------------- -----------------
Management Fees                                    0.80%             0.80%             0.80%             0.80%
--------------------------------------------- ----------------- ----------------- ----------------- -----------------
--------------------------------------------- ----------------- ----------------- ----------------- -----------------

Distribution and/or Service (12b-1) Fees           0.23%             1.00%             1.00%             0.50%

--------------------------------------------- ----------------- ----------------- ----------------- -----------------
--------------------------------------------- ----------------- ----------------- ----------------- -----------------

Other Expenses                                     0.66%             1.05%             0.89%             0.66%

--------------------------------------------- ----------------- ----------------- ----------------- -----------------
--------------------------------------------- ----------------- ----------------- ----------------- -----------------

Total Annual Operating Expenses                    1.69%             2.85%             2.69%             1.96%

--------------------------------------------- ----------------- ----------------- ----------------- -----------------

     Expenses may vary in future years.  "Other expenses" include transfer agent fees, custodial expenses,  and accounting and legal expenses the Fund pays.
     The "Other  Expenses"  in the table are based on, among other  things,  the fees the Fund  would  have  paid if the  transfer  agent  had not  waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average  daily net assets per fiscal year for all classes.
     That undertaking may be amended or withdrawn at any time. After the waiver, the actual  "Other  Expenses"  and "Total  Annual  Operating  Expenses"  as
     percentages  of average  daily net assets  were 0.57% and 1.60% for Class A
     Shares,  0.58% and  2.38%  for Class B shares,  0.59% and 2.39% for Class C shares and 0.60% and 1.90% for Class N shares, respectively.

     EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.
     The  examples  assume  that you invest  $10,000 in a class of shares of the
     Fund for the  time  periods  indicated  and  reinvest  your  dividends  and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses  will vary over time.  Based on these  assumptions  your expenses would be as follows:

---------------------------------- -------------------- -------------------- ------------------- --------------------
If shares are redeemed:                  1 Year               3 Years             5 Years             10 Years
---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class A Shares                            $737                $1,077               $1,440              $2,458

---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class B Shares                            $788                $1,183               $1,704              $2,6441

---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class C Shares                            $372                 $835                $1,425              $3,022

---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class N Shares                            $299                 $615                $1,057              $2,285

---------------------------------- -------------------- -------------------- ------------------- --------------------

---------------------------------- -------------------- -------------------- ------------------- --------------------
If shares are not redeemed:              1 Year               3 Years             5 Years             10 Years
---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class A Shares                            $737                $1,077               $1,440              $2,458

---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class B Shares                            $288                 $883                $1,504              $2,6441

---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class C Shares                            $272                 $835                $1,425              $3,022

---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class N Shares                            $199                 $615                $1,057              $2,285

---------------------------------- -------------------- -------------------- ------------------- --------------------

     In the first example, expenses include the initial sales charge for Class A and the  applicable  Class B, Class C or Class N contingent  deferred sales charges.  In the second  example,  the Class A expenses  include  the sales charge,  but  Class B,  Class C and Class N  expenses  do not  include  the contingent  deferred sales charges. 1. Class B expenses for years 7 through
     10 are  based  on Class A  expenses  because  Class B shares  automatically convert to Class A 72 months after purchase.

About the Fund's Investments

     THE FUND'S PRINCIPAL  INVESTMENT  POLICIES AND RISKS. The allocation of the
     Fund's portfolio among different investments will vary over time based upon the  Manager's  evaluation  of  economic  and  market  trends.  The  Fund's
     portfolio   might  not  always  include  all  of  the  different  types  of investments  described in this  Prospectus.  The  Statement  of  Additional
     Information  contains more detailed information about the Fund's investment policies and risks.

What is "Market Capitalization"?

     In  general,  the market  capitalization  of a company is the total  market value of its issued and outstanding common stock.

     The  Manager  tries to reduce  risks by  carefully  researching  securities before they are  purchased.  The Fund  attempts to reduce its exposure to market risks by  diversifying  its  investments,  that is, by not holding a substantial amount of stock of any one company and by not  investing  too great a percentage of its assets in any one company.  Also,  the Fund does not  concentrate  25% or more of its assets in investments in any one industry.  However,  changes in the overall  market prices of securities  can occur at any time. The share prices of the Fund will change daily based on changes in market prices of  securities  and market conditions, and in response to other economic events. The Fund emphasizes investments  in  common  stocks  of  foreign  companies.  They  include  foreign companies  that are  domiciled  outside  the  United  States or that have  their primary  operations  outside the U.S.  Small-Cap  Stock  Investments.  Small-cap growth  companies  may include  companies  that are  developing  new products or services,  that have relatively favorable prospects,  or that are expanding into new and growing  markets.  While they  include  established  companies  that are entering a growth cycle, they also include newer companies.

     Growth  companies may be providing new products or services that can enable them to capture a dominant or important  market  position.  They may have a special area of expertise or the capability to take advantage of changes in demographic  factors in a more profitable way than larger, more established companies.

     Newer growth  companies  tend to retain a large part of their  earnings for research,  development or investment in capital assets.  Therefore, they do not tend to emphasize paying  dividends,  and may not pay any dividends for some time. They are selected for the Fund's  portfolio  because the Manager believes the price of the stock will increase over the long term.

     Cyclical Opportunities.  The Fund might try to take advantage of changes in the business  cycle by investing in companies  that are  sensitive to those changes,  if the Manager believes they have growth potential.  For example, when the economy is  expanding,  companies  in the  consumer  durables  and
     technology   sectors   might   benefit   and   present   long-term   growth
     opportunities.  Other  cyclical  industries  include  insurance  and forest products.  The Fund might seek to take  tactical  advantage  of  short-term market  movements or events  affecting  particular  issuers or  industries.
     There is the risk that those  securities  can lose value when the issuer or industry is out of phase in the business cycle.

     Industry and Regional Focus.  At times,  the Fund may increase the relative emphasis  of its  investments  in a  particular  industry  or region of the world.  Stocks of  issuers  in a  particular  industry  or region  might be affected  by changes in  economic  conditions  or by changes in  government regulations,  availability of basic resources or supplies,  or other events that affect that  industry  or region more than  others.  If the Fund has a greater emphasis on investments in a particular industry,  its share values may fluctuate in response to events affecting that industry or that region.

     CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board
     of  Trustees  can  change   non-fundamental   investment  policies  without
     shareholder  approval,  although  significant  changes will be described in amendments to this  Prospectus.  Shareholders  will receive 60 days advance notice  of any  change  in the 80%  investment  requirement  for  small cap issuers (but not to a change in the capitalization parameter used to define small cap  issuers),  described  under What Does The Fund Mainly Invest In?
     Fundamental  policies  cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental  policy.  Other investment  restrictions that are fundamental policies  are  listed  in  the  Statement  of  Additional  Information.  An investment  policy  is  not  fundamental  unless  this  Prospectus  or  the
     Statement of Additional Information says that it is.

     OTHER INVESTMENT STRATEGIES.  To seek its objective,  the Fund can also use the investment  techniques and strategies  described  below.  The Fund might not always use all of them. These techniques have risks,  although some are designed to help reduce  overall  investment  or market risks.  Other Equity  Securities.
While  the  Fund  emphasizes  investments  in  common  stocks,  it can  also buy preferred  stocks and  securities  convertible  into common  stock.  The Manager considers some convertible  securities to be "equity equivalents" because of the conversion  feature and in that case their credit  rating has less impact on the investment  decision  than in the case of other debt  securities.  Nevertheless, convertible  securities  are  subject to both  "credit  risk" (the risk that the issuer  will  not pay  interest  or repay  principal  in a  timely  manner)  and
"interest  rate  risk"  (the risk  that the  prices  of the  securities  will be affected  inversely by changes in prevailing  interest rates).  If the Fund buys convertible  securities (or other debt  securities)  it will focus  primarily on investment-grade  securities,  which pose less credit risk than lower-grade debt securities.

     Investing  in Special  Situations.  At times the Fund might use  aggressive investment  techniques,  seeking to  benefit  from what the  portfolio  managers perceive to be special  situations.  Those include mergers,  reorganizations  or other unusual events expected to affect a particular issuer. However, there is a risk that the  expected  change or event might not occur,  which could cause the price of the security to fall.

     Investing  in Small,  Unseasoned  Companies.  The Fund can invest in small, unseasoned companies.  These are companies that have been in operation less than three years, including the operations of any predecessors.  These securities may have limited liquidity and their prices may be very volatile.

     Domestic  Securities.  Under normal  market  conditions,  the Fund does not expect to invest  more than 10% of its  assets in  securities  of U.S.  issuers.
However,  it can hold common and preferred  stocks of U.S.  companies as well as their debt securities.

     Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price.  A restricted  security is one that  has a  contractual  restriction  on its  resale  or which  cannot  be sold publicly until it is registered  under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.
The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional  purchasers may not be subject to that limit. The Manager monitors  holdings of illiquid  securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     Derivative Investments.  The Fund can invest in a number of different kinds of  "derivative"  investments.  In general terms, a derivative  investment is an investment  contract whose value depends on (or is derived from) the value of an underlying asset,  interest rate or index. Options,  futures contracts,  forward contracts and other hedging  instruments  are examples of  derivatives  the Fund might use. In  addition to using  derivatives  for  hedging,  the Fund might use other  derivative  investments  because they offer the  potential  for increased value, although it does not do so currently to a significant degree.

     Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the  investment.  The  underlying security  or  investment  on which a  derivative  is based,  and the  derivative itself,  might not perform  the way the  Manager  expected it to. As a result of these risks the Fund could realize less  principal or income from the investment than expected or its hedge might be unsuccessful. Certain derivative investments held by the Fund may be illiquid.

     Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts.  These are all referred to as "hedging  instruments." The
Fund does not use hedging for speculative  purposes. It has limits on its use of hedging. The Fund is not required to use hedging instruments in seeking its goal and currently does not use them to a significant  degree.  Forward contracts may be  used  to try  to  manage  foreign  currency  risks  on  the  Fund's  foreign investments.

     There are also special  risks in  particular  hedging  strategies.  Options trading  involves  the  payment of  premiums  and has special tax effects on the
Fund.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges market conditions incorrectly,  the strategy could reduce the Fund's return. The
Fund  could  also  experience  losses if the price of its  futures  and  options positions  were not  correlated  with its other  investments  or if it could not close out a position  because of an illiquid  market.  Portfolio  Turnover.  The
Fund's  investment  process may cause the Fund to engage in active and  frequent trading.  Therefore,  the Fund may engage in short-term  trading while trying to achieve its objective.  Portfolio  turnover  increases  brokerage costs the Fund pays (and reduces performance).

     If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders,  increasing their taxable distributions.  The  Financial  Highlights  table at the end of this  Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

     Temporary  Defensive  and  Interim  Investments.  In times of  unstable  or adverse  market or  economic  conditions,  the Fund can invest up to 100% of its assets in temporary defensive investments.  Generally they would be cash or cash equivalents,  such as U.S.  Treasury Bills and other short-term U.S.  government obligations  or  high-grade  commercial  paper.  To the extent the Fund  invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

     THE MANAGER.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has operated as an investment  advisor since January 1960.  The
Manager and its  subsidiaries and controlled  affiliates  managed more than $135 billion in assets as of September 30, 2003,  including other  Oppenheimer  funds with more than 7 million  shareholder  accounts.  The  Manager is located at Two
World  Financial  Center,  225 Liberty  Street,  11th Floor,  New York, New York
10080.

     Portfolio Management. Since December 22, 2000, the Fund has been managed by a portfolio management team comprised of investment  professionals selected from the Manager's  global team in its equity  portfolio  department.  This portfolio management team is primarily  responsible  for the day-to-day  management of the
Fund's  portfolio.  Rohit Sah, an  Assistant  Vice  President of the Manager who
joined the Manager in June 1996,  coordinates  decisions  by that team.  Certain members  of the  Fund's  portfolio  management  team have  portfolio  management responsibilities for other Oppenheimer funds.

     Advisory Fees. Under the investment advisory  agreement,  the Fund pays the
Manager an advisory fee at an annual rate that declines on additional  assets as the Fund grows:  0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million,  0.75% of the next $500 million, 0.69%
of the next $1 billion  and 0.67% of  average  annual net assets in excess of $2 billion. The Fund's management fee for the fiscal year ended August 31, 2003 was
0.80% of average annual net assets for each class of shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion,  may reject any purchase order for the Fund's shares.  Buying Shares
Through Your Dealer. You can buy shares through any dealer,  broker or financial institution  that has a sales agreement with the  Distributor.  Your dealer will place your order with the Distributor on your behalf.

     Buying Shares Through the  Distributor.  Complete an  OppenheimerFunds  New
Account  Application  and return it with a check  payable  to  "OppenheimerFunds
Distributor,  Inc." Mail it to P.O. Box 5270,  Denver,  Colorado  80217.  If you
don't list a dealer on the  application,  the Distributor will act as your agent in buying the shares.  However,  we recommend  that you discuss your  investment with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.

     o Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500.  Before sending a wire,  call the  Distributor's  Wire Department at  1.800.225.5677  to
notify the Distributor of the wire and to receive further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
pay for shares by electronic funds transfers from your bank account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated  Clearing House (ACH) system.  You can provide those  instructions automatically,  under an Asset Builder Plan,  described  below,  or by telephone instructions  using  OppenheimerFunds  PhoneLink,  also described below.  Please refer to "AccountLink," below for more details.

     o Buying Shares Through Asset Builder Plans. You may purchase shares of the
Fund  automatically  each month from your  account at a bank or other  financial institution  under an Asset  Builder Plan with  AccountLink.  Details are in the
Asset Builder Application and the Statement of Additional Information.

     WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares  with  a  minimum  initial  investment  of  $1,000  and  make  additional investments  at any time  with as  little as $50.  There  are  reduced  minimums available under the following special investment plans:

     If you  establish  one of the many types of  retirement  plan accounts that
OppenheimerFunds  offers,  more fully  described  below under "Special  Investor
Services," you can start your account with as little as $500.

     o By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information),  or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50.  For any type of  account  established  under one of these  plans prior to November 1, 2002, the minimum additional investment will remain $25.

     o  The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from the Fund or other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the
Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

     AT WHAT PRICE ARE SHARES  SOLD?  Shares are sold at their  offering  price, which is the net asset  value per  share  plus any  initial  sales  charge  that applies.  The offering  price that  applies to a purchase  order is based on the next  calculation  of the net  asset  value  per  share  that is made  after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"),  on each day the  Exchange  is open for  trading  (referred  to in this  Prospectus  as a
"regular  business day").  The Exchange  normally  closes at 4:00 P.M.,  Eastern time,  but may  close  earlier  on some  days.  All  references  to time in this
Prospectus mean "Eastern time".

     The net asset value per share is  determined  by dividing  the value of the
Fund's net assets  attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities,  in general, based on market value. The Board has adopted special  procedures for valuing illiquid and restricted  securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

     If, after the close of the principal market on which a security held by the
Fund is traded,  and before the time the Fund's  securities are priced that day, an event occurs that the Manager deems likely to cause a material  change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's  review,  to ascertain a fair value for such security.  A security's  valuation  may differ  depending on the method used for  determining value.

          The Offering  Price.  To receive the  offering  price for a particular day, in most cases the  Distributor  or its  designated  agent must receive your  order by the time the  Exchange  closes  that day.  If your  order is received on a day when the  Exchange is closed or after it has closed,  the order will  receive the next  offering  price,  unless your dealer has made alternative  arrangements  with the  Distributor.  that is determined after your order is received.

          Buying  Through a Dealer.  If you buy  shares  through a dealer,  your dealer must  receive the order by the close of the Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular  business  day  (normally  5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative  arrangements with the Distributor.  Otherwise,  the order will receive the next offering price that is determined.

          WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers investors four different classes of shares. The different classes of shares represent investments  in the same  portfolio  of  securities,  but the  classes  are subject to different  expenses and will likely have different share prices.
     When you buy shares,  be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

          Class A Shares.  If you buy Class A shares,  you pay an initial  sales charge (on  investments  up to $1 million  for  regular  accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest.  The sales charge rates are listed
     in     "How     Can     You     Buy     Class     A     Shares?"     below.

          Class B Shares. If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual asset-based sales charge.
     If you sell your shares  within 6 years of buying them,  you will  normally pay a contingent  deferred  sales charge.  That  contingent  deferred sales charge  varies  depending on how long you own your shares,  as described in
     "How      Can      You      Buy      Class      B      Shares?"      below.

          Class C Shares. If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual asset-based sales charge.
     If you sell your shares within 12 months of buying them,  you will normally pay a contingent  deferred  sales charge of 1.0%,  as described in "How Can
     You Buy Class C Shares?" below.

     Class N Shares.  If you buy Class N shares  (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within
     18 months of the retirement  plan's first  purchase of Class N shares,  you may pay a contingent  deferred  sales charge of 1.0%,  as described in "How
     Can You Buy Class N Shares?" below.

          WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an  appropriate  investment  for you,  the decision as to which class of shares is best suited to your needs depends on a number of factors that you should  discuss with your financial  advisor.  Some factors to consider are how much you plan to invest and how long you plan to hold your  investment.
     If your  goals and  objectives  change  over time and you plan to  purchase additional  shares,  you  should  re-evaluate  those  factors to see if you should consider  another class of shares.  The Fund's  operating costs that apply to a class of shares and the effect of the  different  types of sales charges on your investment will vary your investment results over time.

          The  discussion  below is not  intended to be  investment  advice or a
     recommendation,   because  each  investor's  financial  considerations  are
     different.  The  discussion  below  assumes that you will purchase only one class of shares and not a combination  of shares of different  classes.  Of course,  these  examples  are based on  approximations  of the  effects  of current sales charges and expenses  projected  over time, and do not detail all of the  considerations  in  selecting  a class of  shares.  You  should analyze your options  carefully with your  financial  advisor before making that choice.

          How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted  with  certainty,  knowing how long you expect to hold your investment will assist you in selecting the appropriate  class of shares.  Because of the effect of  class-based  expenses,  your choice will also depend on how much you plan to invest. For example,  the reduced sales charges  available  for larger  purchases of Class A shares may, over time, offset  the effect of paying an initial  sales  charge on your  investment, compared to the effect over time of higher  class-based  expenses on shares of Class  B,  Class C or Class N. For  retirement  plans  that  qualify  to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

          o  Investing  for the  Shorter  Term.  While the Fund is meant to be a long-term  investment,  if you  have  a  relatively  short-term  investment horizon  (that  is,  you plan to hold  your  shares  for not more  than six years),  you should most likely  invest in Class A or Class C shares rather than  Class  B  shares.  That  is  because  of the  effect  of the  Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the  short-term.  Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial  sales  charge on Class C shares,  and the  contingent  deferred sales  charge  does not apply to amounts  you sell after  holding  them one year.

          However,  if you plan to invest  more than  $100,000  for the  shorter term, then as your investment  horizon increases toward six years,  Class C shares might not be as advantageous as Class A shares.  That is because the annual  asset-based  sales  charge  on Class C shares  will  have a greater impact on your  account  over the longer  term than the  reduced  front-end sales charge available for larger purchases of Class A shares.

          And for  non-retirement  plan investors who invest $1 million or more, in most  cases  Class A shares  will be the most  advantageous  choice,  no matter  how long you  intend  to hold your  shares.  For that  reason,  the
     Distributor normally will not accept purchase orders of $500,000 or more of
     Class B  shares  or $1  million  or more of  Class C  shares  from a single investor.  o Investing for the Longer Term. If you are investing  less than
     $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.  Are There Differences in Account Features That Matter to You?
     Some account  features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the  contingent  deferred  sales  charge)  for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully review how you plan to use your investment account before deciding which class of shares to buy.

          Additionally,  the  dividends  payable to Class B, Class C and Class N shareholders  will be reduced  by the  additional  expenses  borne by those classes that are not borne by Class A shares,  such as the Class B, Class C and Class N asset-based  sales charge  described below and in the Statement of Additional Information.  Share certificates are only available for Class
     A shares.  If you are  considering  using your shares as  collateral  for a loan, that may be a factor to consider.

          How Do Share  Classes  Affect  Payments  to Your  Broker?  A financial advisor may receive different  compensation for selling one class of shares than for selling  another class.  It is important to remember that Class B,
     Class C and Class N contingent deferred sales charges and asset-based sales charges  have the same  purpose as the  front-end  sales charge on sales of
     Class A shares:  to compensate the Distributor for concessions and expenses it pays to dealers  and  financial  institutions  for selling  shares.  The
     Distributor  may pay  additional  compensation  from its own  resources  to securities dealers or financial institutions based upon the value of shares of the Fund  owned  by the  dealer  or  financial  institution  for its own account or for its customers.

          SPECIAL  SALES  CHARGE  ARRANGEMENTS  AND  WAIVERS.  Appendix B to the
     Statement of Additional  Information  details the conditions for the waiver of sales charges that apply in certain cases,  and the special sales charge rates that apply to purchases of shares of the Fund by certain  groups,  or under specified  retirement plan  arrangements or in other special types of transactions.  To receive a waiver or special  sales charge rate,  you must advise the Distributor  when  purchasing  shares or the Transfer Agent when redeeming shares that a special condition applies.

          HOW CAN YOU BUY  CLASS A  SHARES?  Class A  shares  are  sold at their offering  price,  which is normally  net asset value plus an initial  sales charge.  However, in some cases, described below, purchases are not subject to an initial  sales charge,  and the offering  price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

          The sales charge varies  depending on the amount of your  purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your  dealer as a  concession.  The  Distributor  reserves  the right to reallow the entire  concession  to dealers.  The current sales charge rates and concessions paid to dealers and brokers are as follows:

------------------------------------------------ ----------------------- ---------------------- ----------------------

                                                 Front-End Sales         Front-End Sales        Concession As
                                                 Charge As a             Charge As a            Percentage of
                                                 Percentage of           Percentage of Net      Offering Price

Amount of Purchase                               Offering Price          Amount Invested
------------------------------------------------ ----------------------- ---------------------- ----------------------
------------------------------------------------ ----------------------- ---------------------- ----------------------
Less than $25,000                                        5.75%                   6.10%                  4.75%
------------------------------------------------ ----------------------- ---------------------- ----------------------
------------------------------------------------ ----------------------- ---------------------- ----------------------
$25,000 or more but less than $50,000                    5.50%                   5.82%                  4.75%
------------------------------------------------ ----------------------- ---------------------- ----------------------
------------------------------------------------ ----------------------- ---------------------- ----------------------
$50,000 or more but less than $100,000                   4.75%                   4.99%                  4.00%
------------------------------------------------ ----------------------- ---------------------- ----------------------
------------------------------------------------ ----------------------- ---------------------- ----------------------
$100,000 or more but less than $250,000                  3.75%                   3.90%                  3.00%
------------------------------------------------ ----------------------- ---------------------- ----------------------
------------------------------------------------ ----------------------- ---------------------- ----------------------
$250,000 or more but less than $500,000                  2.50%                   2.56%                  2.00%
------------------------------------------------ ----------------------- ---------------------- ----------------------
------------------------------------------------ ----------------------- ---------------------- ----------------------
$500,000 or more but less than $1 million                2.00%                   2.04%                  1.60%
------------------------------------------------ ----------------------- ---------------------- ----------------------

          Can You Reduce Class A Sales Charges? You may be eligible to buy Class
     A shares  at  reduced  sales  charge  rates  under  the  Fund's  "Right  of
     Accumulation"  or a Letter  of  Intent,  as  described  in  "Reduced  Sales
     Charges" in the Statement of Additional Information.

          Class A Contingent  Deferred  Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds  aggregating $1 million or more, or on purchases of Class A shares of any  one or more of the  Oppenheimer  funds  by  certain  retirement  plans
     satisfied  certain   requirements  such  shares  prior  to  March  1,  2001
     ("grandfathered  retirement  accounts").  Qualified retirement plans (other than grandfathered  retirement accounts,  single 401(k) plans, SEP IRAs and
     SIMPLE  IRAs) are not  permitted  to  purchase  Class A shares  without  an initial  sales  charge but subject to a Class A contingent  deferred  sales charge,  as  described  below.  The  Distributor  pays  dealers  of  record concessions  in an amount  equal to 1.0% of purchases of $1 million or more
     other  than  by  grandfathered   retirement  accounts.   For  grandfathered
     retirement  accounts,  the concession is 0.75% of the first $2.5 million of purchases  plus 0.25% of  purchases  in excess of $2.5  million.  In either case, the concession will not be paid on purchases of shares by exchange or that were  previously  subject  to a  front-end  sales  charge  and  dealer concession.

          If you redeem any of those shares within an 18-month  "holding period"
     measured  from the  beginning of the calendar  month of their  purchase,  a contingent  deferred sales charge (called the "Class A contingent  deferred sales  charge") may be deducted from the  redemption  proceeds.  That sales charge will be equal to 1.0% of the lesser of:

          o the aggregate net asset value of the redeemed  shares at the time of redemption  (excluding  shares  purchased by  reinvestment  of dividends or capital gain distributions) or

          o the original net asset value of the redeemed shares.

          The Class A  contingent  deferred  sales  charge  will not  exceed the aggregate  amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

          Purchases  by Certain  Retirement  Plans.  There is no  initial  sales charge on purchases of Class A shares of any one or more Oppenheimer  funds by  retirement  plans that have $10 million or more in plan assets and that have  entered  into  a  special  agreement  with  the  Distributor  and  by retirement  plans which are part of a  retirement  plan product or platform offered by certain banks,  broker-dealers,  financial  advisors,  insurance companies or recordkeepers which have entered into a special agreement with
     the  Distributor.   The  Distributor   currently  pays  dealers  of  record
     concessions  in an amount equal to 0.25% of the  purchase  price of Class A shares by those  retirement  plans  from its own  resources  at the time of sale,  subject to certain  exceptions  as  described  in the  Statement  of
     Additional  Information.  There is no contingent deferred sales charge upon the redemption of such shares.

          HOW CAN YOU BUY CLASS B SHARES?  Class B shares  are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed  within six years from the beginning of the calendar  month of their  purchase,  a contingent  deferred sales charge will be deducted from the redemption  proceeds.  The Class B contingent  deferred sales charge is
     paid  to  compensate  the   Distributor   for  its  expenses  of  providing
     distribution-related  services to the Fund in  connection  with the sale of
     Class B shares.

          The amount of the contingent  deferred sales charge will depend on the number of years since you  invested and the dollar  amount being  redeemed, according to the  following  schedule  for the Class B contingent  deferred sales charge holding period:

Years Since Beginning of Month in Which          Contingent Deferred Sales
Purchase Order was Accepted                      Charge on Redemptions in that
                                                 Year(as % of amount subject
                                                 to charge)

          0 - 1                                      5.0%

          1 - 2                                      4.0%

          2 - 3                                      3.0%

          3 - 4                                      3.0%

          4 - 5                                      2.0%

          5 - 6                                      1.0%

         More than 6                                 None

          In  the  table,  a  "year"  is a  12-month  period.  In  applying  the contingent deferred sales charge, all purchases are considered to have been made on the first  regular  business day of the month in which the purchase was made.

          Automatic  Conversion of Class B Shares.  Class B shares automatically convert  to  Class A  shares  72  months  after  you  purchase  them.  This conversion  feature relieves Class B shareholders of the asset-based  sales charge that  applies to Class B shares under the Class B  Distribution  and
     Service Plan,  described below. The conversion is based on the relative net asset  value of the two  classes,  and no sales  load or  other  charge  is imposed.  When any Class B shares that you hold convert,  any other Class B shares that were acquired by reinvesting dividends and distributions on the converted  shares  will  also  convert  to  Class  A  shares.  For  further information on the conversion feature and its tax implications,  see "Class
     B Conversion" in the Statement of Additional Information.

          HOW CAN YOU BUY CLASS C SHARES?  Class C shares  are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar  month of their  purchase,  a contingent  deferred sales charge of
     1.0% will be deducted from the redemption proceeds.  The Class C contingent deferred  sales  charge  is  paid to  compensate  the  Distributor  for its
     expenses  of  providing   distribution-related  services  to  the  Fund  in
     connection with the sale of Class C shares.

          HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans  (including IRAs and 403(b) plans) that purchase  $500,000 or more of  Class N  shares  of one or more  Oppenheimer  funds or to group retirement  plans  (which do not include  IRAs and 403(b)  plans) that have assets  of  $500,000  or  more or 100 or more  eligible  participants.  See
     "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

          Class N shares are sold at net asset  value  without an initial  sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

     o The  group  retirement  plan  is  terminated  or  Class N  shares  of all
Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed  within 18 months after the plan's first purchase of Class N shares of any  Oppenheimer  fund,  or

     o With respect to an IRA or 403(b) plan, Class N shares are redeemed within
18 months of the  plan's  first  purchase  of Class N shares of any  Oppenheimer fund.

          Retirement  plans that offer Class N shares may impose charges on plan participant accounts.  The procedures for buying,  selling,  exchanging and transferring  the Fund's other classes of shares (other than the time those orders must be received by the  Distributor  or Transfer Agent in Colorado)
     and the special  account  features  applicable to purchasers of those other classes of shares  described  elsewhere in this  Prospectus do not apply to
     Class N shares offered through a group  retirement  plan.  Instructions for buying, selling,  exchanging or transferring Class N shares offered through a  group  retirement  plan  must  be  submitted  by the  plan,  not by plan participants for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

          Service  Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares.  It  reimburses  the  Distributor  for a portion of its costs incurred for services  provided to accounts that hold Class A shares.
     Reimbursement  is made  quarterly  at an annual  rate of up to 0.25% of the average  annual net assets of Class A shares of the Fund.  The  Distributor currently uses all of those fees to pay dealers,  brokers,  banks and other
     financial   institutions  quarterly  for  providing  personal  service  and maintenance of accounts of their  customers that hold Class A shares.  With respect to Class A shares  subject to a Class A contingent  deferred  sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25%  service  fee to dealers in advance  for the first year after the shares are sold by the dealer.  The  Distributor  retains the first  year's service  fee  paid  by the  Fund.  After  the  shares  have  been  held  by grandfathered  retirement  accounts for a year,  the  Distributor  pays the service fee to dealers on a quarterly basis.

          Distribution  and  Service  Plans  for  Class B,  Class C and  Class N
     Shares.  The Fund has adopted  Distribution  and Service Plans for Class B,
     Class C and  Class N shares to pay the  Distributor  for its  services  and costs in  distributing  Class B, Class C and Class N shares  and  servicing accounts.  Under  the  plans,  the Fund  pays  the  Distributor  an  annual asset-based  sales  charge of 0.75% on Class B and Class C shares and 0.25%
     on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

          The  asset-based  sales charge and service fees  increase  Class B and
     Class C expenses by 1.0% and increase  Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis,  over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

          The  Distributor  uses the  service  fees to  compensate  dealers  for providing  personal  services  for  accounts  that hold Class B, Class C or
     Class N shares.  The  Distributor  normally  pays the 0.25% service fees to dealers  in  advance  for the first  year  after the shares are sold by the dealer.  After the shares have been held for a year, the  Distributor  pays the service fees to dealers on a quarterly basis.  The Distributor  retains the service fees for  accounts  for which it renders the required  personal services.

          The  Distributor  currently  pays a sales  concession  of 3.75% of the purchase  price of Class B shares to dealers from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor  normally retains the Class B  asset-based  sales  charge.  See the  Statement of  Additional
     Information for exceptions.

          The  Distributor  currently  pays a sales  concession  of 0.75% of the purchase  price of Class C shares to dealers from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is  therefore  1.0%  of  the  purchase  price.  The  Distributor  pays  the asset-based sales charge as an ongoing  concession to the dealer on Class C shares  that  have been  outstanding  for a year or more.  The  Distributor normally retains the asset-based  sales charge on Class C shares during the first year  after the  purchase  of Class C shares.  See the  Statement  of
     Additional Information for exceptions.

          The  Distributor  currently  pays a sales  concession  of 0.75% of the purchase  price of Class N shares to dealers from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price.  The Distributor  normally retains the  asset-based  sales  charge on Class N  shares.  See the  Statement  of
     Additional Information for exceptions.

          Under certain  circumstances,  the Distributor will pay the full Class
     B,  Class C or Class N  asset-based  sales  charge and  service  fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales  concession and the advance of the first year's service fee at the time of purchase.

Special Investor Services

          ACCOUNTLINK.  You can use our  AccountLink  feature  to link your Fund account with an account at a U.S. bank or other financial  institution.  It must be an Automated Clearing House (ACH) member. AccountLink lets you:

          o  transmit  funds  electronically  to  purchase  shares by  telephone
     (through a service  representative or by PhoneLink) or automatically  under
     Asset Builder Plans, or

          o have  the  Transfer  Agent  send  redemption  proceeds  or  transmit dividends and distributions directly to your bank account.  Please call the
     Transfer Agent for more information.

          You may purchase  shares by telephone only after your account has been established.  To  purchase  shares  in  amounts  up to  $250,000  through a telephone  representative,  call the  Distributor  at  1.800.225.5677.  The purchase payment will be debited from your bank account.

          AccountLink privileges should be requested on your Application or your dealer's  settlement  instructions if you buy your shares through a dealer.
     After your account is established,  you can request AccountLink  privileges by sending  signature-guaranteed  instructions and proper  documentation to the Transfer Agent.  AccountLink  privileges will apply to each shareholder listed  in the  registration  on your  account  as  well as to your  dealer representative  of record  unless  and until the  Transfer  Agent  receives written  instructions  terminating or changing those privileges.  After you establish  AccountLink  for  your  account,  any  change  of  bank  account information  must  be  made  by  signature-guaranteed  instructions  to the
     Transfer Agent signed by all shareholders who own the account.

          PHONELINK.  PhoneLink  is  the  OppenheimerFunds  automated  telephone
     system  that   enables   shareholders   to  perform  a  number  of  account
     transactions  automatically using a touch-tone phone. PhoneLink may be used
     on   already-established   Fund  accounts   after  you  obtain  a  Personal
     Identification   Number   (PIN),   by   calling   the   PhoneLink   number,
     1.800.225.5677.

          Purchasing  Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges  to link  your  bank  account  with  the  Fund to pay for  these purchases.

          Exchanging  Shares.  With  the  OppenheimerFunds  Exchange  Privilege,
     described below,  you can exchange shares  automatically by phone from your
     Fund  account  to  another   OppenheimerFunds   account  you  have  already
     established by calling the special PhoneLink number.

          Selling Shares.  You can redeem shares by telephone  automatically  by calling the PhoneLink  number and the Fund will send the proceeds  directly to your  AccountLink  bank  account.  Please refer to "How to Sell Shares,"
     below for details.

          CAN YOU SUBMIT TRANSACTION  REQUESTS BY FAX? You may send requests for certain  types  of  account  transactions  to  the  Transfer  Agent  by fax
     (telecopier).  Please  call  1.800.225.5677  for  information  about  which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and  restrictions  as written  and  telephone requests described in this Prospectus.

          OPPENHEIMERFUNDS  INTERNET WEBSITE.  You can obtain  information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com.  Additionally, shareholders listed in the account  registration  (and the dealer of record)  may perform  certain account  transactions through a special section of that website. To perform account  transactions or obtain account  information online, you must first obtain a user I.D. and password on that website. If you do not want to have
     Internet account transaction  capability for your account,  please call the
     Transfer Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

          AUTOMATIC  WITHDRAWAL AND EXCHANGE  PLANS.  The Fund has several plans that enable you to sell shares  automatically  or exchange  them to another
     OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

          REINVESTMENT  PRIVILEGE.  If you redeem some or all of your Class A or
     Class B shares of the Fund,  you have up to six months to  reinvest  all or part of the  redemption  proceeds  in Class A  shares  of the Fund or other
     Oppenheimer  funds without paying a sales charge.  This  privilege  applies only to Class A shares  that you  purchased  subject  to an  initial  sales charge  and to  Class A or Class B shares  on which  you paid a  contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C or Class N shares.  You must be sure to ask the  Distributor for this privilege when you send your payment.

          RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer,  the plan trustee or  administrator  must buy the shares for your plan  account.
     The  Distributor  also offers a number of different  retirement  plans that individuals and employers can use:  Individual  Retirement Accounts (IRAs).
     These  include  regular  IRAs,  Roth IRAs,  SIMPLE IRAs and rollover  IRAs.
     SEP-IRAs.  These  are  Simplified  Employee  Pension  Plan  IRAs for  small business owners or self-employed  individuals.  403(b)(7)  Custodial Plans.
     These  are  tax-deferred   plans  for  employees  of  eligible   tax-exempt
     organizations, such

          as schools,  hospitals  and  charitable  organizations.  401(k) Plans.
     These  are   special   retirement   plans  for   businesses.   Pension  and
     Profit-Sharing   Plans.   These  plans  are  designed  for  businesses  and
     self-employed individuals.

          Please  call the  Distributor  for  OppenheimerFunds  retirement  plan documents, which include applications and important plan information.

How to Sell Shares

          You  can  sell  (redeem)  some or all of your  shares  on any  regular business  day.  Your  shares  will be  sold at the  next  net  asset  value calculated after your order is received in proper form (which means that it must comply  with the  procedures  described  below) and is accepted by the
     Transfer  Agent.  The Fund lets you sell your shares by writing a letter or by  telephone.  You can also set up  Automatic  Withdrawal  Plans to redeem shares  on a  regular  basis.  If you  have  questions  about  any of these procedures,  and  especially  if you  are  redeeming  shares  in a  special situation,  such as due to the death of the owner or from a retirement plan account,  please call the Transfer  Agent  first,  at  1.800.225.5677,  for assistance.

          The Fund  assesses a 2% fee on the  proceeds  of Fund  shares that are redeemed  (either by selling or  exchanging  to another  Oppenheimer  fund)
     within 30 days of their  purchase.  The redemption fee is paid to the Fund, and is intended to offset the trading costs,  market impact and other costs associated  with  short-term  money  movements in and out of the Fund.  The redemption  fee is imposed to the extent that Fund shares  redeemed  exceed
     Fund shares  that have been held more than 30 days.  For shares of the Fund acquired by  exchange,  the  holding  period  prior to the  exchange is not considered in determining whether to apply the redemption fee.

         The redemption fee is not imposed on shares:

          o  held  in  certain  omnibus  accounts,  including  retirement  plans qualified  under  Sections  401(a) or 401(k) of the Internal  Revenue Code,
     Section 403(b)(7) custodial plan accounts, or plans administered as college savings programs under Section 529 of the Internal Revenue Code,

          o redeemed under automatic  withdrawal  plans or pursuant to automatic re-balancing in OppenheimerFunds Portfolio Builder accounts,

          o redeemed due to death or disability of the shareholder, or

          o redeemed  from  accounts  for which the dealer,  broker or financial institution  of record has entered into an agreement  with the  Distributor for this purpose.

          Certain Requests Require a Signature Guarantee. To protect you and the
     Fund from fraud, the following  redemption  requests must be in writing and must include a signature  guarantee (although there may be other situations that also require a signature guarantee):

          o You wish to redeem more than $100,000 and receive a check

          o The redemption  check is not payable to all  shareholders  listed on the account statement

          o The  redemption  check is not sent to the  address of record on your account statement

          o Shares are being  transferred  to a Fund  account  with a  different owner or name

          o Shares are being  redeemed by someone  (such as an  Executor)  other than the owners

          Where Can You Have Your Signature Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions,
     including:  o  a  U.S.  bank,  trust  company,   credit  union  or  savings
     association,  o a foreign bank that has a U.S. correspondent bank, o a U.S.
     registered  dealer  or  broker  in  securities,   municipal  securities  or
     government  securities,  or  o  a  U.S.  national  securities  exchange,  a registered securities association or a clearing agency.

          If you are signing on behalf of a  corporation,  partnership  or other business  or as a  fiduciary,  you  must  also  include  your  title in the signature.

          Retirement Plan Accounts.  There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution  request form.  Special income tax withholding  requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption  request to avoid delay in getting your money and if you do not want tax  withheld.  If your employer  holds your  retirement plan account for you in the name of the plan, you must ask the plan trustee or  administrator  to  request  the sale of the Fund  shares  in your  plan account.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
o        Your name
o        The Fund's name
o        Your Fund account number (from your account statement)
o        The dollar amount or number of shares to be redeemed
o        Any special payment instructions
o        Any share certificates for the shares you are selling
o        The signatures of all registered owners exactly as the account is registered, and
o        Any special  documents  requested  by the  Transfer  Agent to assure proper  authorization  of the person asking to sell the shares.

Use the following address for requests by mail:      Send courier or express mail requests to:
OppenheimerFunds Services                            OppenheimerFunds Services
P.O. Box 5270                                        10200 E. Girard Avenue, Building D
Denver, Colorado 80217                               Denver, Colorado 80231

          HOW  DO  YOU  SELL   SHARES  BY   TELEPHONE?   You  and  your   dealer
     representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular  regular business day, your call must be received by the  Transfer  Agent by the close of the  Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may  not  redeem  shares  held in an  OppenheimerFunds-sponsored  qualified retirement plan account or under a share certificate by telephone.

          o To redeem shares through a service  representative  or automatically on PhoneLink, call 1.800.225.5677.

          Whichever  method you use, you may have a check sent to the address on the account  statement,  or, if you have  linked your Fund  account to your bank account on  AccountLink,  you may have the proceeds  sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

          Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period.  The check must be payable to all owners of record of the  shares  and must be sent to the  address  on the  account statement.  This  service is not  available  within 30 days of changing the address on an account.

          Telephone Redemptions Through AccountLink.  There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive  dividends on the  proceeds  of the shares  you  redeemed  while  they are  waiting to be transferred.

          CAN YOU SELL SHARES  THROUGH YOUR  DEALER?  The  Distributor  has made arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your  dealer,  you must redeem them  through your dealer.

          HOW  CONTINGENT  DEFERRED  SALES CHARGES  AFFECT  REDEMPTIONS.  If you
     purchase  shares  subject  to a  Class  A,  Class  B,  Class  C or  Class N contingent  deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent  deferred sales charge will be deducted from the redemption  proceeds (unless you are eligible for a waiver of that sales charge based on the  categories  listed in Appendix B to the Statement of Additional Information and you advise the
     Transfer  Agent of your  eligibility  for the  waiver  when you place  your redemption request.)

          A contingent  deferred sales charge will be based on the lesser of the net asset value of the  redeemed  shares at the time of  redemption  or the original net asset value. A contingent deferred sales charge is not imposed on:

          o the amount of your account value  represented  by an increase in net asset value over the initial purchase price,

          o shares  purchased by the  reinvestment of dividends or capital gains distributions, or

          o shares redeemed in the special circumstances described in Appendix B to the Statement of Additional Information.

          To determine  whether a contingent  deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1. shares acquired by reinvestment of dividends and capital gains distributions,
2. shares held for the holding period that applies to the class, and
3. shares held the longest during the holding period.

          Contingent  deferred  sales  charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds.  However,  if you exchange  them  within the  applicable  contingent  deferred  sales  charge holding period, the holding period will carry over to the fund whose shares you acquire.  Similarly,  if you acquire  shares of this Fund by exchanging shares of another  Oppenheimer  fund that are still subject to a contingent deferred sales charge holding  period,  that holding period will carry over to this Fund.

How to Exchange Shares

          Shares of the Fund may be exchanged for shares of certain  Oppenheimer funds at net asset value per share at the time of exchange,  without  sales charge.  Shares of the Fund can be purchased by exchange of shares of other
     Oppenheimer  funds on the same  basis.  To exchange  shares,  you must meet several conditions:

          o Shares of the fund  selected for exchange must be available for sale in your state of residence.

          o The prospectuses of both funds must offer the exchange privilege.

          o You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.

          o You must meet the minimum  purchase  requirements for the fund whose shares you purchase by exchange.

          o  Before  exchanging  into a fund,  you  must  obtain  and  read  its prospectus.

          Shares of a  particular  class of the Fund may be  exchanged  only for shares of the same class in the other Oppenheimer  funds. For example,  you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions.
     For tax purposes,  exchanges of shares  involve a sale of the shares of the fund you own and a  purchase  of the  shares of the other  fund,  which may result in a capital gain or loss.  Please refer to "How to Exchange Shares"
     in the Statement of Additional Information for more details.

          You can  find a list of  Oppenheimer  funds  currently  available  for exchanges  in the  Statement  of  Additional  Information  or obtain one by calling a service  representative at  1.800.225.5677.  That list can change from time to time.

          HOW DO YOU SUBMIT  EXCHANGE  REQUESTS?  Exchanges  may be requested in
     writing   or  by   telephone:   Written   Exchange   Requests.   Submit  an
     OppenheimerFunds  Exchange  Request  form,  signed  by  all  owners  of the account.  Send it to the  Transfer  Agent at the address on the back cover.
     Exchanges of shares held under certificates  cannot be processed unless the
     Transfer Agent receives the certificates with the request.

          Telephone Exchange  Requests.  Telephone exchange requests may be made either by  calling  a service  representative,  or by using  PhoneLink  for automated exchanges by calling  1.800.225.5677.  Telephone exchanges may be made only between  accounts that are  registered  with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

          ARE  THERE  LIMITATIONS  ON  EXCHANGES?  There  are  certain  exchange policies you should be aware of:

          o Shares are redeemed from one fund and purchased  from the other fund in the exchange transaction on the

          same  regular  business day on which the  Transfer  Agent  receives an exchange request that conforms to the policies  described above. It must be received by the close of the Exchange that day, which is normally 4:00 P.M.
     but may be earlier on some days.

          o The interests of the Fund's  long-term  shareholders and its ability to manage its  investments  may be adversely  affected  when its shares are
     repeatedly   bought   and   sold   in   response   to   short-term   market
     fluctuations--also  known as "market timing." When large dollar amounts are involved,  the Fund may have difficulty  implementing  long-term investment strategies, because it cannot predict how much cash it will have to invest.
     Market  timing  also may force  the Fund to sell  portfolio  securities  at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders.
     When the Manager believes  frequent trading would have a disruptive  effect on the Fund's ability to manage its  investments,  the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account  that the Manager  believes to be a market  timer.  All accounts under common ownership or control within the Oppenheimer  funds complex may be counted together for purposes of determining  market timing with respect to any exchange involving this Fund.

          o The Fund may amend,  suspend or terminate the exchange  privilege at any time.  The Fund may  refuse any  exchange  order and is  currently  not obligated to provide notice before rejecting an exchange order.

          o If the  Transfer  Agent  cannot  exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

          o The Fund  assesses a 2% fee on the  proceeds of Fund shares that are redeemed  (either by selling or  exchanging  to another  Oppenheimer  fund)
     within 30 days of their  purchase.  Further details are set forth following the first paragraph under "How to Sell Shares" on page 24.

Shareholder Account Rules and Policies

          More information  about the Fund's policies and procedures for buying, selling,  and exchanging shares is contained in the Statement of Additional
     Information.

          A $12 annual fee is assessed on any account  valued at less than $500.
     The fee is  automatically  deducted from accounts  annually on or about the second to last business day of  September.  See the Statement of Additional
     Information,  or  existing  shareholders  may  visit  the  OppenheimerFunds website,  to learn how you can avoid  this fee and for  circumstances  when this fee will not be assessed.

          The offering of shares may be suspended during any period in which the determination  of net asset value is  suspended,  and the  offering  may be suspended by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.

          Telephone  transaction   privileges  for  purchases,   redemptions  or
     exchanges may be modified, suspended or terminated by the Fund at any time.
     The Fund will  provide  you  notice  whenever  it is  required  to do so by applicable  law.  If an account  has more than one owner,  the Fund and the
     Transfer  Agent may rely on the  instructions  of any one owner.  Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer  Agent receives  cancellation instructions from an owner of the account.

          The  Transfer  Agent will  record any  telephone  calls to verify data concerning  transactions  and has adopted other  procedures to confirm that telephone  instructions  are genuine,  by requiring  callers to provide tax identification  numbers and other  account  data or by using  PINs,  and by confirming such  transactions  in writing.  The Transfer Agent and the Fund will  not be  liable  for  losses  or  expenses  arising  out of  telephone instructions reasonably believed to be genuine.

          Redemption or transfer requests will not be honored until the Transfer
     Agent  receives all required  documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the  requirements for redemptions stated in this Prospectus.

          Dealers  that  perform  account  transactions  for  their  clients  by participating  in  NETWORKING  through  the  National  Securities  Clearing
     Corporation  are  responsible  for obtaining  their clients'  permission to perform those  transactions,  and are  responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

          The redemption  price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates.  The redemption price,  which is the net asset value per share,  will  normally  differ for each class of shares.  The  redemption  value of your shares may be more or less than their original cost.

          Payment  for  redeemed  shares  ordinarily  is  made  in  cash.  It is forwarded  by check or  through  AccountLink  within  seven  days after the
     Transfer Agent receives  redemption  instructions in proper form.  However, under  unusual  circumstances  determined  by the  Securities  and Exchange
     Commission, payment may be delayed or suspended. For accounts registered in the name of a  broker-dealer,  payment will  normally be  forwarded  within three business days after redemption.

          The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently  purchased shares, but only until the purchase  payment has cleared.  That delay may be as much as
     10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide  telephone  or written  assurance to the Transfer
     Agent that your purchase payment has cleared.

          Involuntary  redemptions  of small accounts may be made by the Fund if the account  value has fallen  below $200 for  reasons  other than the fact that the market  value of shares  has  dropped.  In some cases  involuntary redemptions  may be made to  repay  the  Distributor  for  losses  from the cancellation of share purchase orders.

          Shares may be "redeemed in kind" under unusual  circumstances (such as a lack of liquidity  in the Fund's  portfolio  to meet  redemptions).  This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in-kind, you may bear transaction  costs  and will  bear  market  risks  until  such time as such securities are converted into cash.

          Federal  regulations  may require  the Fund to obtain your name,  your date of birth (for a natural person),  your  residential  street address or principal  place of business  and your  Social  Security  Number,  Employer
     Identification  Number or other government issued  identification  when you open  an  account.  Additional  information  may  be  required  in  certain circumstances or to open corporate accounts. The Fund or the Transfer Agent may use this  information to attempt to verify your identity.  The Fund may not be able to establish  an account if the  necessary  information  is not received.  The Fund may also place limits on account  transactions while it is in the process of attempting to verify your identity.  Additionally,  if the  Fund  is  unable  to  verify  your  identity  after  your  account  is established,  the Fund may be required to redeem your shares and close your account.

          "Backup  withholding"  of federal  income  tax may be applied  against
     taxable  dividends,   distributions  and  redemption   proceeds  (including
     exchanges) if you fail to furnish the Fund your correct,  certified  Social
     Security or Employer  Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

          To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus,  annual and semi-annual  report and annual notice of the Fund's privacy policy to  shareholders  having the same last name and  address on the Fund's  records.  The  consolidation  of these  mailings,  called  householding,  benefits the Fund through  reduced mailing expense.

          If you want to receive  multiple  copies of these  materials,  you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
     Agent in writing.  Individual  copies of prospectuses,  reports and privacy notices  will be sent to you  commencing  within 30 days after the Transfer
     Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

          DIVIDENDS.  The Fund intends to declare dividends  separately for each class of shares from net  investment  income on an annual  basis and to pay them to  shareholders  in  December  on a date  selected  by the  Board  of
     Trustees. Dividends and distributions paid to Class A shares will generally be higher  than  dividends  for Class B, Class C and Class N shares,  which normally have higher  expenses than Class A. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

          CAPITAL  GAINS.  The Fund  may  realize  capital  gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term  capital  gains in December of each year.  The Fund
     may  make  supplemental   distributions  of  dividends  and  capital  gains
     following  the end of its fiscal year.  There can be no assurance  that the
     Fund will pay any capital gains distributions in a particular year.

          WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your  account,  specify on your  application  how you want to receive  your
     dividends  and   distributions.   You  have  four  options:   Reinvest  All
     Distributions  in the Fund.  You can elect to reinvest  all  dividends  and capital gains distributions in additional shares of the Fund.

          Reinvest  Dividends or Capital  Gains.  You can elect to reinvest some distributions  (dividends,  short-term  capital gains or long-term  capital gains  distributions)  in the  Fund  while  receiving  the  other  types of distributions  by check or having  them sent to your bank  account  through
     AccountLink.

          Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

          Reinvest Your Distributions in Another  OppenheimerFunds  Account. You
     can  reinvest  all  distributions  in the same  class of shares of  another
     OppenheimerFunds account you have established.

          TAXES.  If your  shares  are not  held  in a  tax-deferred  retirement account, you should be aware of the following tax implications of investing in the Fund.  Distributions  are  subject to federal  income tax and may be subject to state or local taxes.  Dividends  paid from  short-term  capital gains and net investment  income are taxable as ordinary income.  Long-term capital gains are taxable as long-term  capital gains when  distributed  to shareholders.  It does not  matter  how long you  have  held  your  shares.
     Whether you reinvest your  distributions in additional  shares or take them in cash, the tax treatment is the same.

          If  more  than  50% of the  Fund's  assets  are  invested  in  foreign securities  at the end of any  fiscal  year,  the Fund may elect  under the
     Internal Revenue Code to permit  shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

          Every year the Fund will send you and the IRS a statement  showing the amount of any taxable  distribution  you received in the previous year. Any
     long-term   capital  gains  will  be  separately   identified  in  the  tax
     information  the Fund  sends you after the end of the  calendar  year.
     Avoid  "Buying a  Distribution".  If you buy  shares on or just  before the ex-dividend  date,  or just  before  the  Fund  declares  a  capital  gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

          Remember, There May be Taxes on Transactions. Because the Fund's share prices  fluctuate,  you may have a  capital  gain or loss  when you sell or exchange your shares. A capital gain or loss is the difference  between the price you paid for the  shares  and the price  you  received  when you sold them. Any capital gain is subject to capital gains tax.

          Returns of Capital Can Occur. In certain cases,  distributions made by the Fund may be considered a non-taxable return of capital to shareholders.
     If that occurs, it will be identified in notices to shareholders.

          This  information  is only a summary  of  certain  federal  income tax information about your investment. You should consult with your tax advisor about  the  effect  of an  investment  in the Fund on your  particular  tax situation.

Financial Highlights

          The Financial Highlights Table is presented to help you understand the
     Fund's  financial  performance  for the past  five  fiscal  years.  Certain information  reflects  financial results for a single Fund share. The total returns in the table  represent the rate that an investor would have earned
     (or  lost) on an  investment  in the  Fund  (assuming  reinvestment  of all dividends and  distributions).  This  information  has been audited by KPMG
     LLP, the Fund's independent  auditors,  whose report, along with the Fund's
     financial   statements,   is  included  in  the   Statement  of  Additional
     Information, which is available on request.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 Class A           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 7.98        $7.89      $15.23       $17.42       $11.52
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                   .01          .01         .04         (.10)         .06
 Net realized and unrealized gain (loss)                       2.52          .16       (6.65)        1.12         6.72
                                                             ------------------------------------------------------------
 Total from investment operations                              2.53          .17       (6.61)        1.02         6.78
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         (.08)       (.11)        (.18)        (.04)
 Distributions from net realized gain                            --           --        (.62)       (3.03)        (.84)
                                                             -----------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                                   --         (.08)       (.73)       (3.21)        (.88)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.51        $7.98      $ 7.89       $15.23       $17.42
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           31.70%        2.20%     (44.50)%       5.68%       63.10%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $132,342      $40,089     $27,991      $60,336      $26,965
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $ 48,879      $35,136     $39,311      $52,095      $14,208
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                                  0.29%       (0.17)%      0.36%       (0.67)%       0.73%
 Total expenses                                                1.69%        2.16%       1.58%        1.74%        2.05%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.60%        1.88%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         53%          62%        145%         199%         280%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

18 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

 Class B           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 7.87       $ 7.77      $14.99       $17.22       $11.45
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 (.02)         (.07)       (.03)        (.19)         .02
 Net realized and unrealized gain (loss)                       2.43          .19       (6.57)        1.09         6.59
                                                             ------------------------------------------------------------
 Total from investment operations                              2.41          .12       (6.60)         .90         6.61
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         (.02)         -- 1       (.10)          --
 Distributions from net realized gain                            --           --        (.62)       (3.03)        (.84)
                                                             ------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                                   --         (.02)       (.62)       (3.13)        (.84)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.28       $ 7.87      $ 7.77       $14.99       $17.22
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           30.62%        1.51%     (44.99)%       4.98%       61.77%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $23,355      $18,859     $14,989      $31,807      $11,764
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $16,884      $16,868     $20,147      $25,377      $ 5,367
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                 (0.28)%       (0.94)%    (0.33)%      (1.44)%       0.09%
 Total expenses                                                2.85%         2.93%      2.34%        2.51%        2.84%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            2.38%         2.65%       N/A 4        N/A 4        N/A 4
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         53%          62%        145%         199%         280%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

19 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------
 Class C           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 7.86        $7.77      $14.97       $17.22       $11.45
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.02)        (.06)       (.03)        (.16)         .04
 Net realized and unrealized gain (loss)                       2.43          .16       (6.55)        1.07         6.57
                                                             ------------------------------------------------------------
 Total from investment operations                              2.41          .10       (6.58)         .91         6.61
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         (.01)         --         (.13)          --
 Distributions from net realized gain                            --           --        (.62)       (3.03)        (.84)
                                                             ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                 --         (.01)       (.62)       (3.16)        (.84)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.27        $7.86      $ 7.77       $14.97       $17.22
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           30.66%        1.35%     (44.93)%       4.98%       61.77%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $12,793       $6,558      $5,142      $11,946       $2,815
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $ 7,489       $6,180      $7,095      $ 9,003       $1,256
 Ratios to average net assets: 2
 Net investment income (loss)                                 (0.38)%      (0.95)%     (0.32)%      (1.38)%       0.09%
 Total expenses                                                2.69%        2.94%       2.34%        2.51%        2.84%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            2.39%        2.66%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         53%          62%        145%         199%         280%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

 Class N           Year Ended August 31,                       2003         2002        2001 1
-----------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 7.89        $7.87       $9.08
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.03)         .08         .07
 Net realized and unrealized gain (loss)                       2.49          .07       (1.28)
                                                             ----------------------------------
 Total from investment operations                              2.46          .15       (1.21)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         (.13)         --
 Distributions from net realized gain                            --           --          --
                                                             ----------------------------------
 Total dividends and/or distributions to shareholders            --         (.13)         --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.35        $7.89       $7.87
                                                             ==================================

-----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           31.18%        1.99%     (13.33)%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $1,128         $406          $6
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $  625         $151          $2
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                  0.25%       (0.33)%      5.85%
 Total expenses                                                1.96%        2.32%       1.94%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.90%        2.04%        N/A 4
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         53%          62%        145%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer International Small Company Fund

          The  following  additional  information  about  the Fund is  available without charge upon request:

          STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is  incorporated  by  reference  into this  Prospectus  (which  means it is legally part of this Prospectus).

          ANNUAL  AND  SEMI-ANNUAL  REPORTS.  Additional  information  about the
     Fund's  investments  and  performance is available in the Fund's Annual and
     Semi-Annual   Reports  to  shareholders.   The  Annual  Report  includes  a
     discussion   of  market   conditions   and   investment   strategies   that
     significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

          You can request the  Statement of Additional  Information,  the Annual
     and Semi-Annual  Reports,  the notice  explaining the Fund's privacy policy and other information about the Fund or your account:

By Telephone:                    Call OppenheimerFunds Services toll-free:
                                 1.800.CALL OPP (225.5677)

By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270

On the Internet:       You can send us a request by e-mail or read or
                       download documents on the OppenheimerFunds website:
                       www.oppenheimerfunds.com

          Information  about the Fund  including  the  Statement  of  Additional
     Information  can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C.  Information on the operation of the Public  Reference
     Room may be  obtained  by calling  the SEC at  1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the
     SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a -----------  duplicating fee by electronic request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's  Public  Reference
     Section, Washington, D.C. 20549-0102.

          No one has been authorized to provide any  information  about the Fund or to make any representations  about the Fund other than what is contained in this  Prospectus.  This Prospectus is not an offer to sell shares of the
     Fund,  nor a  solicitation  of an offer to buy  shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-31537   The Fund's shares are distributed by:
PR0815.001.1003                      [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper.

                                             Appendix to Prospectus of
                                   Oppenheimer International Small Company Fund

          Graphic   material   included  in  the   Prospectus   of   Oppenheimer
     International  Small Company Fund (the "Fund")  under the heading:  "Annual
     Total Returns (Class A) (as of 12/31 each year)":

          A bar chart will be included in the  Prospectus of the Fund  depicting the annual total returns of a hypothetical  investment in Class A shares of the Fund for each  calendar  year,  since  the  Fund's  inception,  without deducting  sales  charges or taxes.  Set forth below are the relevant  data point that will appear on the bar chart:

 Year Ended                                  Annual Total Return

   12/31/98                                         21.87%

   12/31/99                                         66.22%

   12/31/00                                        -34.55%

   12/31/01                                        -18.60%

   12/31/02                                        -8.17%

Oppenheimer International Small Company Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.225.5677

-------------------------------------------------------------------------------
Oppenheimer International Small Company Fund
-------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.225.5677

Statement of Additional Information dated October 23, 2003

      This  Statement  of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the  Fund  and  supplements information  in the  Prospectus  dated  October  23,  2003.  It  should be read together with the  Prospectus.  You can obtain the Prospectus by writing to the
Fund's Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,
Colorado  80217,  or by calling  the  Transfer  Agent at the  toll-free  number shown above, or by downloading it from the  OppenheimerFunds  Internet  website at www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund
Additional Information about the Fund's Investment Policies and Risks.  2

About Your Account

Financial Information About the Fund

-------------------------------------------------------------------------------
ABOUT THE FUND
-------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

The  investment  objective,  the  principal  investment  policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement  of
Additional  Information contains supplemental  information about those policies and risks and the  types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc. (the  "Manager"),  can select for the Fund.  Additional information  is also  provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's  portfolio and the techniques and strategies  that the Manager may use in selecting  portfolio securities  will vary over  time.  The Fund is not  required  to use all of the investment  techniques and strategies  described  below at all times in seeking its goal. It may use some of the special  investment  techniques and strategies at some times or not at all.

Growth  Companies.  Growth  companies  are  those  companies  that the  Manager believes  are  entering  into a  growth  cycle  in  their  business,  with  the expectation  that their stock will increase in value.  They may be  established companies as well as newer companies in the development stage.

      Growth  companies  might  have a variety of  characteristics  that in the
Manager's  view define them as "growth"  issuers.  They might be  generating or applying  new  technologies,  new or improved  distribution  techniques  or new
services.  They  might  own  or  develop  natural  resources.   They  might  be
companies that can benefit from changing  consumer  demands or  lifestyles,  or companies  that have  projected  earnings  in excess of the  average  for their sector  or  industry.  In each  case,  they  have  prospects  that the  Manager believes are  favorable for the long term.  The  portfolio  manager of the Fund looks for growth  companies with strong,  capable  management,  sound financial and  accounting  policies,  successful  product  development  and marketing and other factors.

      |X|   Investments   in   Equity   Securities.   The  Fund   focuses   its
investments  in  equity  securities  of  foreign  small-cap  growth  companies.
Equity  securities  include  common  stocks,   preferred  stocks,   rights  and
warrants,   and   securities   convertible   into  common  stock.   The  Fund's
investments  primarily  include  stocks of small cap  companies,  as  explained under  "About  the  Fund's  Investments"  in the  Prospectus,  but the Fund can
purchase securities of issuers having a larger market capitalization.

      Current  income is not a criterion used to select  portfolio  securities.
However,  certain debt securities can be selected for the Fund's  portfolio for defensive  purposes  (including debt securities that the Manager believes might offer some opportunities for capital appreciation when stocks are disfavored).

      Securities  of newer  small-cap  growth  companies  might  offer  greater
opportunities   for  capital   appreciation  than  securities  of  large,  more
established  companies.  However,  these  securities also involve greater risks than  securities  of  larger  companies.  Securities  of  small  capitalization issuers may be subject to greater price  volatility in general than  securities of  large-cap  and mid-cap  companies.  Therefore,  to the degree that the Fund has  investments  in  smaller  capitalization  companies  at  times  of  market volatility, the Fund's share price may fluctuate more.

           Convertible  Securities.  While some  convertible  securities are a form of debt  security,  in  many  cases  their  conversion  feature  (allowing conversion  into equity  securities)  causes them to be regarded by the Manager more  as  "equity  equivalents."  As a  result,  the  rating  assigned  to  the security  has less  impact on the  Manager's  investment  decision  than in the case of non-convertible debt fixed income securities.

      The value of a  convertible  security  is a function  of its  "investment value"  and  its  "conversion  value."  If the  investment  value  exceeds  the conversion  value,  the security  will behave more like a debt security and the security's  price will likely  increase when  interest  rates fall and decrease when  interest  rates rise.  If the  conversion  value  exceeds the  investment value, the security will behave more like an equity  security.  In that case it will  likely  sell at a premium  over its  conversion  value and its price will tend to fluctuate directly with the price of the underlying security.

      To  determine  whether  convertible  securities  should  be  regarded  as
"equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor,  the convertible  security can be exchanged  for a  fixed  number  of  shares  of  common  stock  of the issuer,
(2)   whether  the  issuer  of the  convertible  securities  has  restated  its
         earnings  per  share  of  common  stock  on  a  fully   diluted  basis
         (considering   the   effect   of   conversion   of   the   convertible
         securities), and
(3)   the extent to which the convertible  security may be a defensive  "equity
         substitute,"   providing   the   ability   to   participate   in   any
         appreciation in the price of the issuer's common stock.

          Rights  and  Warrants.  The Fund may  invest  up to 5% of its total assets in  warrants  or rights.  That 5% limit does not apply to  warrants  and rights  the  Fund has  acquired  as part of  units  of  securities  or that are attached  to other  securities  that  the Fund  buys.  Warrants  basically  are options to purchase  equity  securities at specific prices valid for a specific period of time.  Their prices do not  necessarily  move  parallel to the prices of the  underlying  securities.  Rights are similar to  warrants,  but normally have a short  duration  and  are  distributed  directly  by the  issuer  to its shareholders.  Rights and warrants have no voting rights,  receive no dividends and have no rights with respect to the assets of the issuer.

         Foreign  Securities.  "Foreign  securities" include equity and debt securities of companies  organized  under the laws of countries  other than the
United  States,  and  debt  securities  of  governments  other  than  the  U.S.
government.  They also include  securities of companies  (including  those that
are  located  in  the  U.S.  or  organized   under  U.S.  law)  that  derive  a
significant  portion  of their  revenue  or profits  from  foreign  businesses, investments  or  sales,  or that have a  significant  portion  of their  assets abroad.  They may be traded on foreign  securities  exchanges or in the foreign over-the-counter markets.

      Securities  of  foreign   issuers  that  are   represented   by  American
Depository  Receipts  or that  are  listed  on a U.S.  securities  exchange  or
traded  in  the  U.S.   over-the-counter   markets  are   considered   "foreign
securities"  for the  purpose of the Fund's  investment  allocations.  They are subject  to some of the  special  considerations  and risks,  discussed  below, that apply to foreign securities traded and held abroad.

      Investing in foreign  securities offers potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They include the
opportunity  to  invest  in  foreign   issuers  that  appear  to  offer  growth
potential,  or in foreign  countries with economic  policies or business cycles different  from  those of the U.S.,  or to  reduce  fluctuations  in  portfolio value by  taking  advantage  of  foreign  stock  markets  that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign  currency only in connection with the purchase or sale of foreign securities.

      |X| Passive Foreign Investment Companies. The Fund may purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds also may be PFICs.

      The  Fund  is  subject  to  certain  percentage   limitations  under  the
Investment  Company Act of 1940 (the "Investment  Company Act") relating to the purchase of securities of investment  companies,  and,  consequently,  the Fund may  have to  subject  any of its  investment  in other  investment  companies, including  PFICs,  to the limitation  that no more than 10% of the value of the
Fund's  total  assets  may be  invested  in such  securities.  In  addition  to bearing their  proportionate  share of a fund's expenses  (management  fees and operating  expenses),  shareholders  will also indirectly bear similar expenses of such  entities.  Like  other  foreign  securities,  interests  in PFICs also involve the risk of foreign securities, as described above.

         Risks of Foreign  Investing.  Investments in foreign securities may offer special  opportunities for investing but also present special  additional
risks  and  considerations   not  typically   associated  with  investments  in
domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation  in value of foreign  investments  due to changes in currency rates or currency  control  regulations  (for example,  currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial  reporting standards
               in  foreign   countries   comparable  to  those   applicable  to
               domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity  on foreign  markets than in the
               U.S.;
o     less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement  of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries   of   expropriation,   confiscatory
               taxation,   political,   financial  or  social   instability  or
               adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,  U.S.   government   policies  have  discouraged   certain
investments abroad by U.S.  investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

          Special  Risks of  Emerging  Markets.  Emerging  and  developing markets abroad may also offer special  opportunities  for growth  investing but have  greater  risks  than more  developed  foreign  markets,  such as those in
Europe and Canada,  Australia,  New  Zealand and Japan.  There may be even less liquidity in their stock  markets,  and  settlements  of purchases and sales of securities  may be subject to  additional  delays.  They are subject to greater risks of  limitations  on the  repatriation  of income and  profits  because of currency  restrictions  imposed by local governments.  Those countries may also be subject to the risk of greater  political  and economic  instability,  which can greatly affect the volatility of prices of securities in those countries.

      In certain  developing  countries,  government  approval  may be required for the  repatriation  of investment  income,  capital or the proceeds of sales of  securities  by foreign  investors,  such as the Fund.  Also,  a  government might  impose  temporary  restrictions  on  remitting  capital  abroad  if  the country's  balance  of  payments  deteriorates,  or it  might  do so for  other reasons.  If  government  approval  were delayed or refused,  the Fund could be adversely affected.  Additionally,  the Fund could be adversely affected by the imposition of restrictions on investments by foreign entities.

      Among the  countries  that the Manager has  identified  as  developing or emerging  markets in which the Fund will  consider  investing are the following countries.  The Fund  might not invest in all of these  countries  and the list may change.

Algeria          Czech Republic  Ivory Coast   Nigeria          Sri Lanka
Argentina        Ecuador         Jamaica       Pakistan         Swaziland
Bangladesh       Egypt           Jordan        Paraguay         Taiwan
Bolivia          Estonia         Kenya         Peru             Tanzania
Botswana         Ghana           Latvia        Philippines      Thailand
Brazil           Greece          Lebanon       Poland           Tunisia
Bulgaria         Guyana          Lithuania     Portugal         Turkey
Chile            Hong Kong       Malaysia      Russia           Ukraine
China            Hungary         Mauritius     Singapore        Uruguay
Colombia         India           Mexico        Slovakia         Venezuela
Costa Rica       Indonesia       Morocco       Republic         Vietnam
Croatia          Iran            Myanmar       Slovenia         Zambia
Cyprus           Israel          Namibia       South Africa     Zimbabwe
                                               South Korea

      |X|   Portfolio  Turnover.  "Portfolio  turnover"  describes  the rate at which the Fund traded its  portfolio  securities  during its last fiscal  year.
For  example,  if a fund  sold  all of its  securities  during  the  year,  its portfolio  turnover rate would have been 100%.  The Fund's  portfolio  turnover rate will  fluctuate  from year to year,  and the Fund might  have a  portfolio turnover rate of more than 100% annually.

      The  Fund may  engage  in  active  trading  of  portfolio  securities  to achieve its  principal  investment  strategies.  Increased  portfolio  turnover creates  higher  brokerage  and  transaction  costs for the Fund,  which  could reduce  its  overall  performance.  Additionally,  the  realization  of capital gains  from  selling  portfolio  securities  may  result  in  distributions  of taxable long-term  capital gains to shareholders,  since the Fund will normally distribute  all of its capital gains  realized each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques and  Strategies.  In seeking its  objective,  the
Fund may from  time to time  employ  the  types of  investment  strategies  and
investments   described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use them.

      |X|   Investing in Small,  Unseasoned  Companies.  The Fund may invest in securities of small,  unseasoned companies.  These are companies that have been in  operation  for less than  three  years,  including  the  operations  of any predecessors.  Securities  of these  companies  may be subject to volatility in their  prices.  They may have a limited  trading  market,  which may  adversely affect  the  Fund's  ability  to  dispose  of them and can reduce the price the
Fund  might be able to obtain  for them.  Other  investors  that own a security issued by a small,  unseasoned  issuer  for which  there is  limited  liquidity might  trade  the  security  when  the Fund is  attempting  to  dispose  of its holdings of that  security.  In that case the Fund might  receive a lower price for its holdings  than might  otherwise  be obtained.  The Fund has no limit on the amount of its net assets that may be invested in those securities.

      |X|   Debt  Securities.  While the Fund does not invest  for the  purpose of seeking  current  income,  at times  certain  debt  securities  (other  than convertible  debt  securities  described  above under the description of equity investments)  may  be  selected  for  investment  by  the  Fund  for  defensive purposes,  as described below. For example,  when the stock market is volatile, or when the  portfolio  manager  believes that growth  opportunities  in stocks are not  attractive,  certain  debt  securities  might  provide  not only offer defensive  opportunities but also some opportunities for capital  appreciation.
These  investments  could include  corporate bonds and notes of foreign or U.S.
companies,  as  well as  U.S.  and  foreign  government  securities.  It is not expected that this will be a significant  portfolio  strategy of the Fund under normal market circumstances.

           Credit Risk.  Debt  securities  are subject to credit risk.  Credit risk relates to the ability of the issuer of a debt  security to make  interest or  principal  payments on the security as they become due. If the issuer fails to pay  interest,  the Fund's  income may be reduced and if the issuer fails to repay  principal,  the  value of that  bond  and of the  Fund's  shares  may be reduced.  The Manager may rely to some extent on credit  ratings by  nationally recognized  rating  agencies  in  evaluating  the  credit  risk  of  securities selected  for the  Fund's  portfolio.  It may  also  use its own  research  and analysis.  Many  factors  affect an issuer's  ability to make timely  payments, and the credit risks of a particular  security may change over time.  While the
Fund can invest in  higher-yielding  lower-grade debt securities (that is "junk bonds"),  its debt  investments will generally be investment  grade.  Those are securities  rated in the four highest  rating  categories  of Standard & Poor's
Rating Service or Moody's  Investors  Service,  Inc., or equivalent  ratings of other rating agencies or ratings assigned to a security by the Manager.

              Interest  Rate  Risks.   In  addition  to  credit  risks,   debt
securities  are  subject to changes in value  when  prevailing  interest  rates change.  When  prevailing  interest rates fall, the values of outstanding  debt securities  generally  rise,  and the bonds may sell for more than  their  face amount.  When  prevailing  interest rates rise, the values of outstanding  debt securities  generally decline,  and the bonds may sell at a discount from their face  amount.  The  magnitude of these price  changes is generally  greater for bonds with  longer  maturities.  Therefore,  when the  average  maturity of the
Fund's  debt  securities  is longer,  its share price may  fluctuate  more when interest rates change.

|X|   Repurchase  Agreements.  The  Fund  can  acquire  securities  subject  to repurchase agreements. It may do so:
o     for liquidity  purposes to meet  anticipated  redemptions of Fund shares, or pending the  investment  of the proceeds from sales of Fund shares,
         or
o     pending the settlement of portfolio securities transactions, or
o     for temporary defensive purposes, as described below.

      In  a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved   vendor  for  delivery  on  an
agreed-upon  future  date.  The resale price  exceeds the purchase  price by an amount that  reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved  vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers  that have been  designated as primary  dealers in government  securities.  They must meet  credit  requirements  set by the Fund's  Board of  Trustees  from time to time.

      The  majority of these  transactions  run from day to day,  and  delivery pursuant  to the  resale  typically  occurs  within  one to  five  days  of the purchase.  Repurchase  agreements  having  a  maturity  beyond  seven  days are subject to the Fund's  limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes  more than 10% of its net assets to be subject to repurchase  agreements  having a maturity  beyond seven days.  There is no limit on the amount of the  Fund's  net  assets  that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered  "loans" under the Investment Company
Act  of  1940  (the  "Investment  Company  Act"),  are  collateralized  by  the underlying  security.  The Fund's  repurchase  agreements  require  that at all
times  while  the  repurchase   agreement  is  in  effect,  the  value  of  the
collateral  must equal or exceed the  repurchase  price to fully  collateralize the  repayment  obligation.  However,  if the  vendor  fails to pay the  resale price on the  delivery  date,  the Fund may  incur  costs in  disposing  of the collateral  and may  experience  losses if there is any delay in its ability to do so. The Manager will monitor the vendor's  creditworthiness  to confirm that
the  vendor  is   financially   sound  and  will   continuously   monitor   the
collateral's value.

      Pursuant to an  Exemptive  Order  issued by the  Securities  and Exchange
Commission  (the  "SEC"),  the  Fund,  along  with  other  affiliated  entities managed by the  Manager,  may transfer  uninvested  cash  balances  into one or more joint  repurchase  accounts.  These  balances  are invested in one or more repurchase  agreements,  secured  by  U.S.  government  securities.  Securities pledged as collateral  for  repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires that the  market  value  of the  collateral  be  sufficient  to  cover  payments  of interest  and  principal;  however,  in the event of default by the other party to  the  agreement,  retention  of  the  collateral  may be  subject  to  legal proceedings.

      |X|   Illiquid  and  Restricted   Securities.   Under  the  policies  and
procedures   established   by  the  Fund's  Board  of  Trustees,   the  Manager
determines  the liquidity of certain of the Fund's  investments.  To enable the
Fund to sell  its  holdings  of a  restricted  security  not  registered  under applicable  securities  laws, the Fund may have to cause those securities to be
registered.   The  expenses  of  registering   restricted   securities  may  be
negotiated  by the  Fund  with  the  issuer  at the  time  the  Fund  buys  the securities.  When the Fund must  arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse  between the time the decision is made to sell the security  and the time the security is  registered so that the Fund could  sell it. The Fund would bear the risks of any  downward price fluctuation during that period.

      The  Fund  may  also  acquire   restricted   securities  through  private
placements.  Those  securities  have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's  ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has   limitations   that  apply  to  purchases  of  restricted
securities,  as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for  sale to qualified  institutional  purchasers  under Rule 144A of the  Securities Act of
1933,  if those  securities  have been  determined  to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take  into  account  the trading  activity for such securities and the  availability of reliable pricing information,  among other factors.  If there is a lack of trading interest in a particular  Rule 144A  security,  the Fund's  holdings of that  security may be considered to be illiquid.

      Illiquid  securities include repurchase  agreements maturing in more than seven  days  and  participation  interests  that do not have  puts  exercisable within seven days.

      |X|   Loans  of  Portfolio  Securities.   To  raise  cash  for  liquidity
purposes,  the Fund can lend its portfolio  securities to brokers,  dealers and other  types  of  financial  institutions  approved  by  the  Fund's  Board  of
Trustees.  These  loans  are  limited  to not more than 25% of the value of the
Fund's total assets.  The Fund  currently does not intend to engage in loans of securities  in the coming  year,  but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

      There are some risks in  connection  with  securities  lending.  The Fund might experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower  defaults.  The
Fund must receive  collateral for a loan. Under current  applicable  regulatory requirements  (which are  subject to  change),  on each  business  day the loan collateral  must be at least  equal to the value of the loaned  securities.  It must  consist  of  cash,  bank  letters  of  credit,  securities  of  the  U.S.
Government or its agencies or  instrumentalities,  or other cash equivalents in which  the  Fund is  permitted  to  invest.  To be  acceptable  as  collateral, letters of credit must  obligate a bank to pay amounts  demanded by the Fund if the  demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When  it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends  or interest on loaned  securities.  It also  receives one or more of
(a) negotiated  loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with  such loan collateral.  Either type of interest may be shared with the borrower.  The Fund may also pay reasonable  finders',  custodian bank and  administrative  fees in connection  with  these  loans.  The  terms  of  the  Fund's  loans  must  meet applicable  tests under the  Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five  days'  notice or in time to vote on any important matter.

      |X|   Borrowing  for  Leverage.  The Fund has the ability to borrow up to
10% of the value of its net assets from banks on an  unsecured  basis to invest the  borrowed  funds in portfolio  securities.  This  speculative  technique is known as  "leverage."  The Fund may  borrow  only  from  banks.  Under  current regulatory  requirements,  borrowings  can be made only to the extent  that the value of the Fund's assets,  less its  liabilities  other than  borrowings,  is equal to at least 300% of all borrowings  (including  the proposed  borrowing).
If the  value of the  Fund's  assets  fails to meet this  300%  asset  coverage requirement,  the Fund will reduce its bank debt within  three days to meet the requirement.  To do  so,  the  Fund  might  have  to  sell  a  portion  of  its investments at a disadvantageous time.

      The Fund will pay  interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce  its  returns.  If it does borrow,  its expenses  will be greater than  comparable  funds that do not borrow for leverage.  Additionally,  the Fund's net asset value per share might fluctuate  more  than that of funds  that do not  borrow.  Currently,  the Fund does not  contemplate  using  this  technique,  but if it does so,  it will not likely do so to a substantial degree.

      |X|   Derivatives.  The  Fund  can  invest  in a  variety  of  derivative investments to seek income for liquidity  needs or for hedging  purposes.  Some derivative  investments the Fund can use are the hedging instruments  described below in this Statement of Additional  Information.  However, the Fund does not
use,  and  does  not  currently  contemplate  using,   derivatives  or  hedging
instruments to a significant degree.

      Some  of the  derivative  investments  the  Fund  can  use  include  debt exchangeable for common stock of an issuer or  "equity-linked  debt securities"
of an issuer.  At maturity,  the debt security is exchanged for common stock of the  issuer or it is payable  in an amount  based on the price of the  issuer's common stock at the time of  maturity.  Both  alternatives  present a risk that the amount  payable at maturity will be less than the  principal  amount of the debt because the price of the  issuer's  common stock may not be as high as the
Manager expected.

           Hedging.  Although the Fund does not  anticipate  the extensive use of hedging  instruments,  the Fund can use hedging  instruments.  To attempt to protect  against  declines  in the  market  value of the Fund's  portfolio,  to permit  the  Fund  to  retain  unrealized  gains  in  the  value  of  portfolio securities  which have  appreciated,  or to facilitate  selling  securities for investment reasons, the Fund could:
o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered  calls on securities or futures.  Covered calls may also be used to  increase  the  Fund's  income,  but the  Manager  does not expect to engage extensively in that practice.

      The Fund can use  hedging  to  establish  a  position  in the  securities market as a temporary  substitute  for  purchasing  particular  securities.  In that case the Fund would  normally  seek to purchase  the  securities  and then terminate  that  hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the  possibility  that its portfolio  securities would  not be fully  included  in a rise in value of the  market.  To do so the
Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund's  strategy of hedging  with futures and options on futures will be  incidental  to the Fund's  activities in the  underlying  cash market.  The particular  hedging  instruments the Fund can use are described below. The Fund may employ new hedging  instruments and strategies when they are developed,  if those investment  methods are consistent with the Fund's  investment  objective and are permissible under applicable regulations governing the Fund.

      |X|   Futures.  The Fund can buy and sell futures  contracts  that relate to (1)  broadly-based  stock  indices  (these are  referred to as "stock  index futures"),  (2)  an  individual  stock  ("single  stock  futures"),  (3)  other
broadly  based  securities   indices  (these  are  referred  to  as  "financial
futures"),  (4) debt  securities  (these  are  referred  to as  "interest  rate
futures"),   (5)  foreign   currencies  (these  are  referred  to  as  "forward
contracts") and (6) commodities (these are referred to as "commodity futures").

      A  broadly-based  stock  index is used as the  basis  for  trading  stock index  futures.  They may in some  cases be based on  stocks  of  issuers  in a particular  industry or group of  industries.  A stock index  assigns  relative values to the common stocks  included in the index and its value  fluctuates in response  to the  changes  in value of the  underlying  stocks.  A stock  index cannot be purchased or sold directly.  Financial  futures are similar contracts based on the  future  value of the  basket  of  securities  that  comprise  the index.  These  contracts  obligate the seller to deliver,  and the purchaser to take,  cash to settle the futures  transaction.  There is no  delivery  made of the underlying  securities to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      An  interest  rate  future  obligates  the  seller  to  deliver  (and the purchaser  to take) cash or a  specified  type of debt  security  to settle the
futures  transaction.   Either  party  could  also  enter  into  an  offsetting
contract  to  close  out  the  position.   Similarly,  a  single  stock  future
obligates  the  seller  to  deliver  (and  the  purchaser  to  take)  cash or a specified  equity  security to settle the  futures  transaction.  Either  party could  also  enter  into an  offsetting  contract  to close  out the  position.
Single  stock  futures  trade  on a very  limited  number  of  exchanges,  with contracts typically not fungible among the exchanges.

      The  Fund  can  invest a  portion  of its  assets  in  commodity  futures contracts.  Commodity  futures may be based upon  commodities  within five main commodity groups:  (1) energy,  which includes crude oil, natural gas, gasoline
and  heating  oil;  (2)  livestock,   which  includes   cattle  and  hogs;  (3)
agriculture,  which includes wheat, corn, soybeans,  cotton,  coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper,  lead, nickel, tin and zinc;  and (5)  precious  metals,  which  includes  gold,  platinum and silver.  The Fund may purchase and sell commodity  futures  contracts,  options on futures  contracts  and  options  and  futures  on  commodity  indices  with respect to these five main  commodity  groups  and the  individual  commodities within each group, as well as other types of commodities.

      No money is paid or  received  by the Fund on the  purchase  or sale of a future.  Upon  entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the  futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited  with the
Fund's  custodian bank in an account  registered in the futures  broker's name.
However,  the  futures  broker  can gain  access  to that  account  only  under specified  conditions.  As the  future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its  market  value, subsequent  margin  payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time  prior to  expiration  of the  future,  the Fund may elect to close out its  position by taking an opposite  position,  at which time a final determination  of  variation  margin  is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or  gain on the  future  is then realized  by the  Fund  for tax  purposes.  All  futures  transactions  (except forward  contracts) are effected  through a  clearinghouse  associated with the exchange on which the contracts are traded.

              Put and Call  Options.  The Fund can buy and sell certain  kinds of put options ("puts") and call options  ("calls").  The Fund can buy and sell exchange-traded  and  over-the-counter  put and call options,  including  index
options,  securities  options,  currency  options,   commodities  options,  and
options on the other types of futures described above.

              Writing  Covered  Call  Options.  The Fund can  write  (that is, sell)  covered  calls.  If the Fund sells a call  option,  it must be  covered.
That  means the Fund must own the  security  subject to the call while the call is  outstanding,  or, for  certain  types of calls,  the call may be covered by liquid  assets  identified  on the  Fund's  books to enable the Fund to satisfy its  obligations  if the  call  is  exercised.  Up to 50% of the  Fund's  total assets may be subject to calls the Fund writes.

      When  the  Fund  writes  a  call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the underlying  security to a purchaser of a corresponding  call on the same  security  during  the call  period  at a fixed exercise price  regardless of market price changes during the call period.  The call  period is  usually  not more than nine  months.  The  exercise  price may differ  from the  market  price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline during the call  period.  That risk may be offset to some  extent by the  premium the Fund receives.  If the value of the  investment  does not rise above the call price, it is likely that the call will lapse  without  being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives  cash (a  premium).
If the  buyer of the call  exercises  it,  the Fund  will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and  the exercise  price,  multiplied by a specified  multiple that determines the total value  of  the  call  for  each  point  of  difference.  If  the  value  of the underlying  investment  does not rise above the call  price,  it is likely that the call will lapse  without  being  exercised.  In that  case,  the Fund would keep the premium.

      The Fund's  custodian  bank,  or a securities  depository  acting for the custodian  bank,  will act as the Fund's escrow agent,  through the  facilities of the Options  Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has  written  calls  traded  on  exchanges  or as to other  acceptable
escrow  securities.   In  that  way,  no  margin  will  be  required  for  such
transactions.  OCC will release the  securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC") option,  it will enter into an  arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute  right to repurchase  that OTC option.  The formula price will generally be based on a multiple of the premium  received for the option,  plus the amount by which the option is exercisable  below the market price of the underlying  security (that is, the  option is "in the  money").  When the Fund  writes an OTC  option,  it will treat as illiquid (for  purposes of its  restriction  on holding  illiquid securities)  the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the  Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then  realize  a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the  premium  received on the call the Fund  wrote is more or less than the  price of the call the Fund  purchases to  close  out the  transaction.  The  Fund may  realize  a profit  if the call expires  unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any  such  profits  are considered  short-term  capital gains for federal  income tax purposes,  as are the premiums on lapsed  calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing  purchase  transaction due to the  lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

      The Fund may also write calls on a futures  contract  without  owning the futures  contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  identifying  an equivalent  dollar amount of liquid  assets on the Fund's books.  The Fund will identify  additional  liquid  assets  on the  Fund's  books if the value of the identified  assets  drops  below  100%  of the  current  value  of the  future.
Because  of this  identification  requirement,  in no  circumstances  would the
Fund's  receipt of an  exercise  notice as to that  future  require the Fund to deliver a futures  contract.  It would  simply put the Fund in a short  futures position, which is permitted by the Fund's hedging policies.

              Writing  Put  Options.  The Fund can  sell  put  options.  A put option on  securities  gives the  purchaser  the right to sell,  and the writer the obligation to buy, the  underlying  investment at the exercise price during the  option  period.  The Fund will not write  puts if, as a result,  more than
50% of the Fund's net assets would be required to be  identified  on the Fund's books to cover such put options.

      If the  Fund  writes a put,  the put must be  covered  by  liquid  assets identified  on the Fund's  books.  The premium the Fund receives from writing a put  represents  a profit,  as long as the price of the  underlying  investment remains  equal to or above the  exercise  price of the put.  However,  the Fund also  assumes the  obligation  during the option  period to buy the  underlying investment from the buyer of the put at the exercise  price,  even if the value of the  investment  falls  below  the  exercise  price.  If a put the  Fund has written  expires  unexercised,  the Fund  realizes  a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is  exercised,  the
Fund must fulfill its obligation to purchase the  underlying  investment at the exercise  price.  That  price  will  usually  exceed  the  market  value of the investment  at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That  loss  will be  equal to the sum of the sale price of the underlying  investment  and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When  writing a put option on a  security,  to secure its  obligation  to pay for the  underlying  security the Fund will  identify  liquid assets with a
value  equal  to  or  greater  than  the  exercise   price  of  the  underlying
securities.  The Fund  therefore  forgoes  the  opportunity  of  investing  the identified assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer  continues,  it may be assigned  an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require  the Fund to take  delivery of the  underlying security and pay the exercise  price.  The Fund has no control over when it may be required to purchase the  underlying  security,  since it may be assigned an exercise  notice at any time prior to the  termination of its obligation as the writer of the put. That  obligation  terminates  upon expiration of the put. It may also  terminate  if,  before  it  receives  an  exercise  notice,  the Fund effects a closing  purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an  exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing  purchase  transaction to realize a profit  on an  outstanding  put  option  it has  written  or to  prevent  the underlying  security from being put.  Effecting a closing purchase  transaction will also permit the Fund to write  another put option on the  security,  or to sell the  security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss  from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more  than the premium  received  from  writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for federal tax  purposes,  and when distributed by the Fund, are taxable as ordinary income.

              Purchasing  Calls  and  Puts.  The  Fund can  purchase  calls to
protect   against  the   possibility   that  the  Fund's   portfolio  will  not
participate in an  anticipated  rise in the  securities  market.  When the Fund buys  a  call  (other  than  in a  closing  purchase  transaction),  it  pays a premium.  The Fund then has the right to buy the underlying  investment  from a seller of a corresponding  call on the same  investment  during the call period at a fixed  exercise  price.  The Fund  benefits only if it sells the call at a profit or if,  during  the call  period,  the  market  price of the  underlying investment  is above the sum of the call price plus the  transaction  costs and the  premium  paid for the call and the Fund  exercises  the call.  If the Fund does not  exercise  the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration  date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the  underlying  investment in its  portfolio.  When the  Fund  purchases  a put,  it pays a  premium  and, except as to puts on indices,  has the right to sell the underlying  investment to a seller of a put on a corresponding  investment  during the put period at a fixed  exercise  price.  Buying a put on  securities  or futures  the Fund owns enables the Fund to attempt to protect  itself during the put period  against a decline in the value of the underlying  investment  below the exercise price by selling  the  underlying  investment  at the  exercise  price to a seller  of a corresponding  put. If the market price of the  underlying  investment is equal to or above the exercise  price and, as a result,  the put is not  exercised or resold,  the put will become  worthless at its  expiration  date.  In that case the Fund will have paid the premium  but lost the right to sell the  underlying investment.  However,  the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

      Buying a put on an  investment  the Fund  does not own  (such as an index or  future)  permits  the  Fund to  resell  the  put or to buy  the  underlying investment  and sell it at the  exercise  price.  The  resale  price  will vary inversely  to the price of the  underlying  investment.  If the market price of the  underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      When the Fund  purchases  a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the  underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the  index in question  (and thus on price  movements  in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after  the  purchase,  the value of all call and put  options  held by the Fund will not exceed 5% of the Fund's total assets.

              Buying and Selling Options on Foreign  Currencies.  The Fund can
buy and sell  calls  and puts on  foreign  currencies.  They  include  puts and
calls  that  trade  on  a  securities  or   commodities   exchange  or  in  the
over-the-counter  markets  or are  quoted by major  recognized  dealers in such options.  The Fund  could use these  calls and puts to try to  protect  against declines  in the  dollar  value of  foreign  securities  and  increases  in the dollar cost of foreign securities the Fund wants to acquire.

      If the  Manager  anticipates  a rise in the  dollar  value  of a  foreign currency in which  securities  to be acquired are  denominated,  the  increased cost of  those  securities  may be  partially  offset  by  purchasing  calls or writing puts on that foreign  currency.  If the Manager  anticipates  a decline in the dollar value of a foreign  currency,  the decline in the dollar value of portfolio  securities  denominated in that currency  might be partially  offset by writing  calls or purchasing  puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's  position.
The Fund  will then have  incurred  option  premium  payments  and  transaction costs without a corresponding benefit.

      A call the Fund  writes on a foreign  currency is  "covered"  if the Fund owns the  underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign  currency  without  additional cash consideration  (or it can do so for additional  cash  consideration  identified on its books upon  conversion  or exchange of other  foreign  currency  held in its portfolio.

      The Fund  could  write a call on a foreign  currency  to  provide a hedge against a decline in the U.S.  dollar  value of a security  which the Fund owns or has  the  right  to  acquire  and  which  is  denominated  in  the  currency underlying  the  option.  That  decline  might  be one  that  occurs  due to an
expected   adverse   change  in  the  exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy.  In those circumstances,  the Fund covers the option by identifying on its books cash,  U.S.  government  securities or other liquid securities in an amount equal to the exercise price of the option.

              Risks of Hedging with  Options and  Futures.  The use of hedging instruments  requires  special  skills and knowledge of  investment  techniques that are different than what is required for normal  portfolio  management.  If the  Manager  uses a  hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging  strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and  options positions were not correlated with its other investments.

      The Fund's option  activities  might affect its  portfolio  turnover rate and  brokerage  commissions.  The  exercise of calls  written by the Fund might cause  the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover  rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing  portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the  Fund's  control, holding  a put  might  cause  the  Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund  could pay a  brokerage  commission  each time it buys a call or put,  sells a call  or  put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise  of a call or put.  Those  commissions  could be higher on a relative basis than the commissions  for direct  purchases or sales of  the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently,  put and call  options  offer large  amounts of leverage.  The  leverage  offered by trading  in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written  by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the  investment at  the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be  closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no  assurance that a liquid secondary market will exist for any particular  option.  The Fund might  experience  losses if it could not close out a  position  because  of an illiquid market for the future or option.

      There is a risk in using short  hedging by selling  futures or purchasing puts on  broadly-based  indices  or  futures  to  attempt  to  protect  against declines  in the value of the  Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will  correlate  imperfectly with the  behavior of the cash prices of the Fund's  securities.  For  example, it is  possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market might  advance and the value of the  securities  held in the
Fund's  portfolio  might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also  experience a decline in the value of its portfolio securities.  However,  while this could occur for a very brief period or to a very small degree,  over time the value of a  diversified  portfolio of securities  will tend to move in the same  direction  as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition  of the
Fund's  portfolio  diverges  from the  securities  included  in the  applicable index.  To compensate  for the imperfect  correlation of movements in the price of the  portfolio  securities  being  hedged and  movements in the price of the hedging  instruments,  the Fund  might  use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might  do so if the  historical  volatility  of  the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of  the applicable index.

      The ordinary  spreads  between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those  markets.
First,  all  participants  in the futures  market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional  margin deposit
requirements,   investors  may  close  futures  contracts  through   offsetting
transactions which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends on participants  entering  into  offsetting  transactions  rather  than  making or taking delivery.  To the extent  participants  decide to make or take delivery, liquidity in the futures market could be reduced,  thus  producing  distortion.
Third, from the point of view of speculators,  the deposit  requirements in the futures  market are less onerous  than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators  in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position  in the securities  markets as a temporary  substitute  for the purchase of  individual securities  (long  hedging) by buying  futures  and/or  calls on such  futures, broadly-based  indices  or on  securities.  It is  possible  that when the Fund does so the market might  decline.  If the Fund then concludes not to invest in securities  because of concerns  that the market might  decline  further or for other  reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

              Forward  Contracts.   Forward  contracts  are  foreign  currency
exchange  contracts.  They are used to buy or sell foreign  currency for future delivery  at a fixed  price.  The Fund uses  them to "lock in" the U.S.  dollar price  of a  security  denominated  in a  foreign  currency  that  the Fund has bought or sold,  or to protect  against  possible  losses  from  changes in the relative  values of the U.S.  dollar and a foreign  currency.  The Fund  limits its exposure in foreign  currency  exchange  contracts in a particular  foreign currency  to the  amount  of its  assets  denominated  in  that  currency  or a closely-correlated  currency.  The Fund may also use "cross-hedging"  where the
Fund hedges  against  changes in currencies  other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and  another party  agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number  of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is  entered into. These contracts are traded in the inter-bank  market  conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward  contracts  to protect  against  uncertainty  in the level of future  exchange  rates.  The use of  forward  contracts  does not eliminate the risk of fluctuations  in the prices of the underlying  securities the Fund owns or  intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of  loss  from a decline  in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When  the Fund  enters  into a  contract  for the  purchase  or sale of a security  denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might  desire to "lock-in"
the U.S.  dollar price of the  security or the U.S.  dollar  equivalent  of the dividend  payments.  To do so, the Fund might enter into a forward contract for the  purchase  or  sale of the  amount  of  foreign  currency  involved  in the underlying  transaction,  in a fixed  amount  of U.S.  dollars  per unit of the foreign currency.  This is called a "transaction  hedge." The transaction hedge will  protect the Fund  against a loss from an adverse  change in the  currency exchange  rates  during the period  between  the date on which the  security is purchased  or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      The Fund  could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a  "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer  a  substantial  decline against  the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating  the value of some or all of the
Fund's  portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S.  dollar might suffer a substantial  decline against a  foreign  currency,  it  could  enter  into a  forward  contract  to buy that foreign  currency  for a fixed  dollar  amount.  Alternatively,  the Fund could enter  into a forward  contract  to sell a  different  foreign  currency  for a fixed U.S.  dollar amount if the Fund  believes  that the U.S.  dollar value of the foreign  currency to be sold  pursuant  to its forward  contract  will fall whenever  there is a decline in the U.S.  dollar value of the currency in which portfolio  securities  of the Fund are  denominated.  That is  referred to as a
"cross hedge."

      The Fund will cover its short  positions  in these  cases by  identifying on its books  liquid  assets  having a value equal to the  aggregate  amount of the Fund's  commitment  under forward  contracts.  The Fund will not enter into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if  the consummation  of the contracts  would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's  portfolio  securities or other  assets  denominated  in that  currency or another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions  and transaction  costs, the Fund may  maintain a net  exposure  to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or  other  assets  denominated  in  foreign currencies if the excess amount is "covered" by liquid  securities  denominated in any  currency.  The cover must be at least  equal at all times to the amount of that  excess.  As one  alternative,  the Fund  may  purchase  a call  option permitting  the Fund to purchase  the amount of foreign  currency  being hedged by a forward  sale  contract  at a price no higher  than the  forward  contract price. As another  alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign  currency  subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise  matching  of the amounts  under  forward  contracts  and the value of the securities  involved  generally  will not be possible  because the future value of securities  denominated in foreign  currencies will change as a consequence  of market  movements  between  the date the  forward  contract  is entered  into and the date it is sold.  In some cases the Manager  might decide to sell the  security  and  deliver  foreign  currency  to settle the  original purchase  obligation.  If the  market  value of the  security  is less than the amount of foreign  currency the Fund is  obligated  to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is,  cash)
market to settle  the  security  trade.  If the  market  value of the  security instead  exceeds  the  amount of  foreign  currency  the Fund is  obligated  to deliver  to settle the  trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received  upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

      The  projection  of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging  strategy is
highly   uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will  not be  accurately  predicted,  causing  the Fund to sustain  losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward   contracts  in  this  manner  might  reduce  the  Fund's
performance  if  there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the  maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a  portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative  the Fund might retain the  security  and  offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that  contract the Fund will obtain,  on the same maturity  date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward  contract requiring  it to  purchase  a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount  of the same  currency  on the maturity date of the first  contract.  The Fund would realize a gain or loss as a result of entering  into such an  offsetting  forward  contract  under either circumstance.  The  gain or  loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between  the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The  costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the  contract  period and the market  conditions  then  prevailing.  Because  forward  contracts  are usually  entered into on a principal  basis,  no brokerage  fees or commissions are involved.  Because these contracts are not traded on an exchange,  the Fund must evaluate the credit and performance  risk of the  counterparty  under each forward contract.

      Although  the Fund values its assets daily in terms of U.S.  dollars,  it does not  intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert  foreign  currency from time to time,  and will  incur  costs in doing  so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize  a profit  based on the  difference  between  the  prices  at  which  they  buy  and  sell  various currencies.  Thus, a dealer might offer to sell a foreign  currency to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund  desires to resell that currency to the dealer.

              Regulatory  Aspects of Hedging  Instruments.  When using futures and  options  on  futures,  the Fund is  required  to  operate  within  certain guidelines and  restrictions  with respect to the use of futures as established by the  Commodities  Futures Trading  Commission  (the "CFTC").  In particular, the Fund is  exempted  from  registration  with the CFTC as a  "commodity  pool operator" if the Fund  complies  with the  requirements  of Rule 4.5 adopted by the CFTC.  The Rule does not limit the  percentage  of the Fund's  assets  that may be used for futures  margin and related  options  premiums  for a bona fide hedging  position.  However,  under the Rule, the Fund must limit its aggregate initial  futures  margin and  related  options  premiums to not more than 5% of the Fund's  net assets for  hedging  strategies  that are not  considered  bona fide hedging  strategies under the Rule. Under the Rule, the Fund must also use short  futures and  options on futures  solely for bona fide  hedging  purposes within the meaning and intent of the  applicable  provisions  of the  Commodity
Exchange Act.

      Transactions   in  options  by  the  Fund  are  subject  to   limitations
established  by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a  single  investor  or group of investors  acting in concert.  Those  limits  apply  regardless  of whether the options were  written or  purchased  on the same or different  exchanges or are held in one or more  accounts or through  one or more  different  exchanges  or through  one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected  by options  written or held by other  entities, including other  investment  companies  having the same advisor as the Fund (or an advisor that is an  affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on Futures  transactions.  An  exchange  may order the liquidation  of  positions  found to be in  violation  of those  limits and may impose certain other sanctions.

      Under  interpretations  of staff members of the SEC regarding  applicable provisions of the  Investment  Company Act,  when the Fund  purchases a future, it must segregate cash or readily  marketable  short-term  debt  instruments in an amount equal to the purchase  price of the future,  less the margin  deposit applicable to it.

              Tax  Aspects of Certain  Hedging  Instruments.  Certain  foreign currency  exchange  contracts  in which  the Fund may  invest  are  treated  as
"Section 1256 contracts" under the Internal Revenue Code. In general,  gains or losses  relating to Section 1256 contracts are  characterized  as 60% long-term and 40%  short-term  capital gains or losses under the Code.  However,  foreign currency  gains or losses  arising from Section 1256 contracts that are forward contracts  generally  are  treated as  ordinary  income or loss.  In  addition,
Section  1256  contracts  held by the Fund at the end of each  taxable year are
"marked-to-market,"  and unrealized  gains or losses are treated as though they were realized.  These  contracts also may be  marked-to-market  for purposes of determining the excise tax applicable to investment  company  distributions and for other  purposes  under rules  prescribed  pursuant to the Internal  Revenue
Code.  An election  can be made by the Fund to exempt those  transactions  from this marked-to-market treatment.

      Certain   forward   contracts   the  Fund   enters  into  may  result  in
"straddles" for federal income tax purposes.  The straddle rules may affect the character  and timing of gains (or losses)  recognized  by the Fund on straddle positions.  Generally,  a loss  sustained  on  the  disposition  of a  position making up a straddle is allowed  only to the extent  that the loss  exceeds any
unrecognized  gain  in  the  offsetting   positions  making  up  the  straddle.
Disallowed  loss  is  generally   allowed  at  the  point  where  there  is  no
unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses  are treated as ordinary income or loss:
1.    gains or losses  attributable  to  fluctuations  in  exchange  rates that
         occur   between   the  time  the  Fund   accrues   interest  or  other
         receivables or accrues  expenses or other  liabilities  denominated in a  foreign  currency  and the  time the Fund  actually  collects  such receivables or pays such liabilities, and
2.     gains or losses  attributable  to fluctuations in the value of a foreign
         currency   between  the  date  of   acquisition  of  a  debt  security
         denominated  in  a  foreign   currency  or  foreign  currency  forward
         contracts and the date of disposition.

      Currency  gains and losses are offset  against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss  under the
Internal  Revenue  Code for that trade,  which may  increase  or  decrease  the amount of the  Fund's  investment  income  available  for  distribution  to its shareholders.

Investment  in Other  Investment  Companies.  The Fund can also  invest  in the securities of other  investment  companies,  which can include  open-end funds, closed-end  funds and unit investment  trusts,  subject to the limits set forth in the  Investment  Company Act that apply to those types of  investments.  For example,  the Fund can invest in  exchange-traded  funds,  which are  typically open-end  funds or unit  investment  trusts,  listed on a stock  exchange.  The
Fund might do so as a way of gaining  exposure  to the  segments  of the equity or fixed-income  markets represented by the  Exchange-Traded  Funds' portfolio, at  times  when  the Fund  may not be able to buy  those  portfolio  securities directly.

      Investing  in another  investment  company  may  involve  the  payment of substantial  premiums above the value of such  investment  company's  portfolio securities  and is subject to  limitations  under the  Investment  Company Act.
The Fund does not  intend to invest in other  investment  companies  unless the
Manager  believes that the  potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a  shareholder  of an investment company,  the Fund  would be subject to its  ratable  share of that  investment company's  expenses,  including its advisory and  administration  expenses.  At the  same  time,  the  Fund  would  bear  its own  management  fees  and  other expenses.  The Fund does not anticipate  investing a substantial  amount of its net assets in shares of other investment companies.

      |X|   Temporary   Defensive   and  Interim   Investments.   When  market,
economic or political  conditions are unstable,  or the Manager  believes it is otherwise  appropriate to reduce  holdings in stocks,  the Fund can invest in a variety of debt securities for defensive  purposes.  The Fund can also purchase these  securities  for  liquidity  purposes  to  meet  cash  needs  due  to the redemption  of Fund shares,  or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:

o     high-quality     (rated    in    the    top    rating    categories    of
         nationally-recognized  rating  organizations  or deemed by the Manager to be of comparable  quality),  short-term  money market  instruments, including  those  issued  by the U. S.  Treasury  or other  government agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top rating category of a nationally recognizes rating organization,
o     debt obligations of corporate  issuers,  rated investment grade (rated at least  Baa by  Moody's  Investors  Service,  Inc.  or at least  BBB by
         Standard & Poor's Rating  Service,  or a comparable  rating by another rating  organization),  or unrated securities judged by the Manager to be of a quality comparable to rated securities in those categories,
      o  certificates  of deposit and  bankers'  acceptances  of  domestic  and foreign banks and savings and loan associations, and
      o  repurchase agreements.

      Short-term  debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can  normally be disposed of quickly, are not generally  subject to significant  fluctuations  in principal value and their value will be less subject to interest  rate risk than  longer-term  debt securities.

Investment Restrictions

      |X|   What Are the Fund's "Fundamental  Policies?"  Fundamental  policies are those  policies  that the Fund has adopted to govern its  investments  that can be  changed  only by the vote of a  "majority"  of the  Fund's  outstanding voting  securities.  Under the  Investment  Company Act, a  "majority"  vote is defined as the vote of the holders of the lesser of:
o     67%  or  more  of  the  shares  present  or  represented  by  proxy  at a
         shareholder   meeting,  if  the  holders  of  more  than  50%  of  the
         outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy.  Other policies described in the  Prospectus or this  Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board  of
Trustees can change  non-fundamental  policies  without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described  in supplements  or updates  to the  Prospectus  or this  Statement  of  Additional
Information,  as  appropriate.  The Fund's  principal  investment  policies are described in the Prospectus.

      |X|   What  Are  the  Fund's   Additional   Fundamental   Policies?   The
following investment restrictions are fundamental policies of the Fund.
o     The Fund cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total  assets  would be invested in  securities of  that  issuer  or if it  would  then  own  more  than  10% of  that issuer's voting  securities.  That  restriction  applies to 75% of the
         Fund's total  assets.  The limit does not apply to  securities  issued by the U.S. government or any of its agencies or instrumentalities.
o     The Fund cannot lend  money.  However,  it can invest in all or a portion of an issue of bonds,  debentures,  commercial  paper or other similar corporate  obligations,  whether or not they are publicly distributed.
         The  Fund  may  also  lend its  portfolio  securities  subject  to any restrictions  adopted  by the Board of  Trustees,  and may enter  into repurchase agreements.
o     The Fund  cannot  concentrate  investments.  That means it cannot  invest
         25% or more of its total  assets  in  companies  in any one  industry.
         Obligations    of   the   U.S.    government,    its    agencies   and
         instrumentalities  are not  considered to be part of an "industry" for the purposes of this restriction.
o     The Fund cannot  invest in real  estate.  However,  the Fund can purchase readily-marketable  securities  of  companies  holding  real estate or interests in real estate.
o     The Fund cannot  issue  "senior  securities,"  but this does not prohibit certain  investment  activities  for  which  assets  of the  Fund  are
         designated   as   segregated,   or   margin,   collateral   or  escrow
         arrangements  are  established,  to  cover  the  related  obligations.
         Examples  of  those  activities   include  borrowing  money,   reverse
         repurchase agreements,  delayed-delivery and when-issued  arrangements for portfolio  securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.
o     The Fund cannot  underwrite  securities of other  companies.  A permitted exception  is in case it is  deemed  to be an  underwriter  under  the
         Securities Act of 1933 when  reselling any securities  held in its own portfolio.
o     The Fund cannot  invest in  commodities  or  commodity  contracts,  other
         than  the  hedging   instruments   permitted   by  any  of  its  other
         investment   policies.   It  does  not  matter   whether  the  hedging
         instrument is considered to be a commodity or commodity contract.

      |X|   Does the Fund Have Any Restrictions  That Are Not Fundamental?  The
Fund has a number of other  investment  restrictions  that are not  fundamental policies,  which  means  that  they can be  changed  by the  Board of  Trustees without shareholder approval.
o     The  Fund  cannot  invest  in  companies  for the  purpose  of  acquiring control or management of them.
o     The Fund cannot  purchase  securities  on margin.  However,  the Fund may
         make  margin   deposits  in   connection   with  any  of  the  hedging
         instruments permitted by any of its other investment policies.
o     The Fund cannot  invest in or hold  securities  of any issuer if officers and  Trustees  of the Fund or the  Manager  individually  beneficially own  more  than  1/2  of 1% of  the  securities  of  that  issuer  and together own more than 5% of the securities of that issuer.
o     The  Fund  cannot  pledge  any of its  assets.  However,  this  does  not prohibit  the  escrow  arrangements  contemplated  by the  writing  of covered call options or other  collateral  or margin  arrangements  in connection  with any of the hedging  instruments  permitted  by any of its other investment policies.

      Unless  the  Prospectus  or  this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis,  it applies only at the  time  the  Fund  makes  an  investment.  The  Fund  need  not sell securities  to meet  the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate  its  investments as described  above, the Fund has adopted the industry  classifications  set forth in  Appendix  A to this  Statement  of  Additional  Information.  This is not a fundamental policy.

How the Fund is Managed

Organization  and  History.  The Fund is an  open-end,  diversified  management
investment   company  with  an  unlimited   number  of  authorized   shares  of
beneficial interest.  The Fund was organized as a Massachusetts  business trust in 1997.

      |X| Classes of Shares. The Trustees are authorized,  without  shareholder approval,  to create new  series  and  classes  of  shares.  The  Trustees  may reclassify  unissued  shares of the Fund into  additional  series or classes of shares.  The  Trustees  also may divide or combine the shares of a class into a
greater  or  lesser  number  of  shares  without  changing  the   proportionate
beneficial  interest  of  a  shareholder  in  the  Fund.  Shares  do  not  have cumulative  voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently  has four classes of shares:  Class A, Class B, Class
C and  Class N. All  classes  invest  in the same  investment  portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which  interests  of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each  share of each class has one vote at shareholder  meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of  the  Fund represents  an interest in the Fund  proportionately  equal to the  interest of each other share of the same class.

      |X| Meetings of  Shareholders.  As a Massachusetts  business  trust,  the
Fund is not  required  to hold,  and does  not  plan to  hold,  regular  annual meetings of  shareholders.  The Fund will hold  meetings when required to do so by the  Investment  Company  Act or other  applicable  law.  It will also do so when a  shareholder  meeting is called by the  Trustees or upon proper  request of the shareholders.

      Shareholders  have the right,  upon the declaration in writing or vote of two-thirds  of the  outstanding  shares of the Fund,  to remove a Trustee.  The
Trustees  will call a  meeting  of  shareholders  to vote on the  removal  of a
Trustee  upon  the  written  request  of  the  record  holders  of  10%  of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least  10 shareholders  stating that they wish to communicate with other  shareholders to request a meeting to remove a Trustee,  the Trustees  will then either make the
Fund's   shareholder   list   available  to  the   applicants   or  mail  their
communication  to all  other  shareholders  at  the  applicants'  expense.  The shareholders  making the request must have been  shareholders  for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or  more or constituting  at least 1% of the Fund's  outstanding  shares.  The Trustees may also take other action as permitted by the Investment Company Act.

      |X| Shareholder and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability for the
Fund's  obligations.  It also provides for indemnification and reimbursement of expenses  out of the  Fund's  property  for  any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also  states that upon request,  the Fund  shall  assume  the  defense  of any  claim  made  against a shareholder  for any act or  obligation  of the  Fund  and  shall  satisfy  any judgment on that claim.  Massachusetts  law permits a shareholder of a business trust  (such as the Fund) to be held  personally  liable as a  "partner"  under certain  circumstances.  However,  the risk that a Fund  shareholder will incur financial  loss from being held  liable as a  "partner"  of the Fund is limited to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The  Fund's   contractual   arrangements  state  that  any  person  doing
business  with the Fund (and each  shareholder  of the Fund)  agrees  under its
Declaration   of  Trust  to  look   solely  to  the  assets  of  the  Fund  for
satisfaction  of any claim or demand  that may arise out of any  dealings  with the Fund.  Additionally,  the Trustees shall have no personal  liability to any such person, to the extent permitted by law.

Board of Trustees  and  Oversight  Committees.  The Fund is governed by a Board
of  Trustees,   which  is   responsible   for   protecting   the  interests  of
shareholders   under   Massachusetts   law.  The  Trustees  meet   periodically
throughout the year to oversee the Fund's  activities,  review its performance, and review the  actions of the  Manager.  Although  the Fund will not  normally hold annual  meetings of its  shareholders,  it may hold  shareholder  meetings from time to time on  important  matters,  and  shareholders  have the right to call a meeting  to remove a Trustee or to take other  action  described  in the
Fund's Declaration of Trust.

      The Board of Trustees  has an Audit  Committee,  a Regulatory & Oversight
Committee, a Governance Committee,  and a Proxy Committee.  The Audit Committee
is  comprised  solely  of  Independent  Trustees.  The  members  of  the  Audit
Committee are Edward Regan  (Chairman),  Kenneth Randall and Russell  Reynolds.
The Audit  Committee  held 6  meetings  during  the  Fund's  fiscal  year ended
August 31, 2003. The Audit  Committee  provides the Board with  recommendations
regarding  the  selection  of  the  Fund's  independent   auditor.   The  Audit
Committee  also  reviews  the scope and  results  of audits  and the audit fees charged,  reviews reports from the Fund's  independent  auditor  concerning the
Fund's  internal  accounting  procedures,  and controls and reviews  reports of the  Manager's  internal  auditor,  among  other  duties  as set  forth  in the
Committee's charter.

      The members of the  Regulatory  & Oversight  Committee  are Robert  Galli
(Chairman),  Joel  Motley and Phillip  Griffiths.  The  Regulatory  & Oversight
Committee  held 6  meetings  during  the Fund's  fiscal  year ended  August 31,
2003. The Regulatory & Oversight  Committee  evaluates and reports to the Board on the Fund's contractual  arrangements,  including the Investment Advisory and
Distribution  Agreements,  transfer  and  shareholder  service  agreements  and custodian  agreements  as well as the  policies and  procedures  adopted by the
Fund to  comply  with the  Investment  Company  Act and other  applicable  law, among other duties as set forth in the Committee's charter.

      The  members  of  the  Governance   Committee  are  Joel  Motley  (Acting
Chairman),  Phillip  Griffiths and Kenneth  Randall.  The Governance  Committee
held one meeting  during the Fund's  fiscal  year ended  August 31,  2003.  The
Governance  Committee  reviews the Fund's governance  guidelines,  the adequacy of the Fund's Codes of Ethics,  and develops  qualification  criteria for Board members  consistent with the Fund's governance  guidelines,  among other duties set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan  (Chairman),  Russell
Reynolds  and John  Murphy.  The Proxy  Committee  held 2  meetings  during the
Fund's  fiscal year ended August 31,  2003.  The Proxy  Committee  provides the
Board with  recommendations  for proxy voting and monitors  proxy voting by the
Fund."

Trustees  and  Officers  of the  Fund.  Except  for  Mr.  Murphy,  each  of the
Trustees is an  "Independent  Trustee",  as defined in the  Investment  Company
Act . Mr. Murphy is an  "Interested  Trustee,"  because he is  affiliated  with the  Manager by virtue of his  positions  as an  officer  and  director  of the
Manager, and as a shareholder of its parent company.

      The Fund's  Trustees and officers and their  positions held with the Fund and length of service in such  position(s) and their principal  occupations and business  affiliations  during  the past  five  years  are  listed in the chart below.  The  information  for the  Trustees  also  includes the dollar range of
shares  of  the  Fund  as  well  as  the  aggregate   dollar  range  of  shares
beneficially  owned in any of the  Oppenheimer  funds overseen by the Trustees.
All of the Trustees are also  trustees or directors of the  following  publicly offered Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer     AMT-Free    New    York
Municipals                              Oppenheimer Gold & Special Minerals Fund
Oppenheimer California Municipal Fund   Oppenheimer Growth Fund
Oppenheimer Capital Appreciation Fund   Oppenheimer International Growth Fund
Oppenheimer Capital Preservation Fund   Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund              Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund        Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund  Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund             Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                 Oppenheimer U.S. Government Trust
Oppenheimer Global Opportunities Fund

      In  addition  to being a trustee or  director  of the Board I Funds,  Mr.
Galli  is  also  a  director  or  trustee  of  10  other   portfolios   in  the
OppenheimerFunds complex. Present or former officers,  directors,  trustees and employees  (and their  immediate  family  members) of the Fund, the Manager and its affiliates,  and retirement  plans  established by them for their employees
are  permitted  to  purchase   Class  A  shares  of  the  Fund  and  the  other
Oppenheimer  funds at net asset value without  sales charge.  The sales charges on Class A shares is waived for that group  because of the  economics  of sales efforts realized by the Distributor.

      Messrs. Murphy, Molleur,  Vottiero,  Wixted and Zack, and Mses. Bechtolt,
Feld  and Ives  respectively  hold  the  same  offices  with one or more of the other Board I Funds as with the Fund.  As of September  30, 2003,  the Trustees and officers of the Fund as a group owned of record or  beneficially  less than
1% of each  class of shares  of the  Fund.  The  foregoing  statement  does not reflect  ownership of shares of the Fund held of record by an employee  benefit plan for  employees of the Manager,  other than the shares  beneficially  owned under  the plan by the  officers  of the Fund  listed  above.  Mr.  Murphy is a trustee of that plan. In addition,  each  Independent  Trustee,  and his or her family  members,  do not own securities of either the Manager or Distributor of
the  Board  I  Funds  or  any  person   directly  or  indirectly   controlling,
controlled by or under common control with the Manager or Distributor.

|X|   Affiliated   Transactions  and  Material  Business   Relationships.   Mr.
Reynolds  has  reported  he has a  controlling  interest  in  The  Directorship
Search Group, Inc. ("The  Directorship  Search Group"),  a director  recruiting firm that provided consulting  services to Massachusetts  Mutual Life Insurance
Company  (which  controls  the  Manager)  for fees  aggregating  $247,500  from
January 1, 2001 through  December 31, 2002.  Mr.  Reynolds  estimates  that The
Directorship   Search   Group  will  not   provide   consulting   services   to
Massachusetts Mutual Life Insurance Company during the calendar year 2003.

      The Independent  Trustees have unanimously (except for Mr. Reynolds,  who
abstained)   determined   that  the   consulting   arrangements   between   The
Directorship  Search  Group and  Massachusetts  Mutual Life  Insurance  Company
were  not  material   business  or   professional   relationships   that  would
compromise Mr.  Reynolds'  status as an Independent  Trustee.  Nonetheless,  to assure  certainty  as to  determinations  of  the  Board  and  the  Independent
Trustees  as to matters  upon  which the  Investment  Company  Act or the rules thereunder  require  approval  by  a  majority  of  Independent  Trustees,  Mr.
Reynolds  will not be counted for purposes of  determining  whether a quorum of
Independent   Trustees  was  present  or  whether  a  majority  of  Independent
Trustees approved the matter.

     The  address of each  Trustee in the chart  below is 6803 S.  Tucson  Way,
Centennial,  CO 80112-3924.  Each Trustee serves for an indefinite  term, until his or her resignation, retirement, death or removal.

------------------------------------------------------------------------------
                               Independent Trustees
------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                       Dollar
                                                                       Range Of
                                                                       Shares
                                                                       Beneficially
                                                                       Owned in
                   Years;                                   Range of   Any of the
Position(s) Held   Other Trusteeships/Directorships Held    Shares     Oppenheimer
with Fund,         by Trustee;                              BeneficiallFunds
Length of Service, Number of Portfolios in Fund Complex     Owned in   Overseen
Age                Currently Overseen by Trustee            the Fund   by Trustee
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                              As of December 31,
                                                                     2002
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Clayton K.         Of Counsel (since 1993), Hogan &         $0         $50,001-$100,000
Yeutter, Chairman  Hartson (a law firm). Other
of the Board of    directorships: Weyerhaeuser Corp.
Trustees since     (since 1999) and Danielson Holding
2003;              Corp. (since 2002); formerly a director
Trustee since 1997 of Caterpillar, Inc. (1993-December
Age: 72            2002). Oversees 25 portfolios in the
                   OppenheimerFunds complex.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert G. Galli,   A trustee or director of other           $0         Over
Trustee since 1997 Oppenheimer funds. Formerly Trustee                 $100,000
Age: 70            (May 2000-2002) of Research Foundation
                   of AIMR (investment research,
                   non-profit) and Vice Chairman (October
                   1995-December 1997) of the Manager.
                   Oversees 35 portfolios in the
                   OppenheimerFunds complex.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Phillip A.         A director (since 1991) of the           $0         Over
Griffiths,         Institute for Advanced Study,                       $100,000
Trustee, since     Princeton, N.J., a director (since
1999               2001) of GSI Lumonics, a trustee (since
Age: 64            1983) of Woodward Academy, a Senior
                   Advisor (since 2001) of The Andrew W.
                   Mellon Foundation. A member of: the
                   National Academy of Sciences (since
                   1979), American Academy of Arts and
                   Sciences (since 1995), American
                   Philosophical Society (since 1996) and
                   Council on Foreign Relations (since
                   2002). Formerly a director of Bankers
                   Trust New York Corporation (1994-1999).
                   Oversees 25 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Joel W. Motley,    Director (since 2002) Columbia Equity    $01        $01
Trustee since 2002 Financial Corp. (privately-held
Age: 53            financial adviser); Managing Director
                   (since 2002) Carmona Motley, Inc.
                   (privately-held financial adviser);
                   Formerly he held the following
                   positions: Managing Director (January
                   1998-December 2001), Carmona Motley
                   Hoffman Inc. (privately-held financial
                   adviser); Managing Director (January
                   1992-December 1997), Carmona Motley &
                   Co. (privately-held financial adviser).
                   Oversees 25 portfolios in the
                   OppenheimerFunds complex.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kenneth A.         A director of Dominion Resources, Inc.   $0         Over
Randall, Trustee   (electric utility holding company) and              $100,000
since 1997         Prime Retail, Inc. (real estate
Age: 76            investment trust); formerly a director
                   of Dominion Energy, Inc. (electric
                   power and oil & gas producer),
                   President and Chief Executive Officer
                   of The Conference Board, Inc.
                   (international economic and business
                   research) and a director of Lumbermens
                   Mutual Casualty Company, American
                   Motorists Insurance Company and
                   American Manufacturers Mutual Insurance
                   Company. Oversees 25 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Edward V. Regan,   President, Baruch College, CUNY; a       $1 -       $50,001-$100,000
Trustee since 1997 director of RBAsset (real estate         $10,000
Age: 73            manager); a director of OffitBank;
                   formerly Trustee, Financial Accounting
                   Foundation (FASB and GASB), Senior
                   Fellow of Jerome Levy Economics
                   Institute, Bard College, Chairman of
                   Municipal Assistance Corporation for
                   the City of New York, New York State
                   Comptroller and Trustee of New York
                   State and Local Retirement Fund.
                   Oversees 25 portfolios in the
                   OppenheimerFunds complex.
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Russell S.         Chairman (since 1993) of The             $0         $10,001-$50,000
Reynolds, Jr.,     Directorship Search Group, Inc.
Trustee since 1997 (corporate governance consulting and
Age: 71            executive recruiting); a life trustee
                   of International House (non-profit
                   educational organization), and a
                   trustee (since 1996) of the Greenwich
                   Historical Society. Oversees 25
                   portfolios in the OppenheimerFunds
                   complex.
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Donald W. Spiro,   Chairman  Emeritus  (since January 1991) $0         Over
Vice Chairman of   of  the  Manager.  Formerly  a  director            $100,000
the Board of       (January   1969-August   1999)   of  the
Trustees,          Manager.  Oversees 25  portfolios in the
Trustee since 1997 OppenheimerFunds complex.
Age: 77
-----------------------------------------------------------------------------------

1 Mr. Motley was elected as Trustee to the Board I Funds effective October
  10, 2002.
2. In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
      The  address  of Mr.  Murphy  in the chart  below is Two World  Financial
Center,  225 Liberty Street,  11th Floor, New York, NY 10080. Mr. Murphy serves for an indefinite term, until his retirement, resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                    Years;                                    Range of   Beneficially
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Owned in
with Fund,          Trustee;                                  BeneficiallAny of the
Length of Service   Number of Portfolios in Fund Complex      Owned in   Oppenheimer
Age                 Currently Overseen by Trustee             the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,     Chairman, Chief Executive Officer and     $0            Over
President and       director (since June 2001) and President              $100,000
Trustee,            (since September 2000) of the Manager;
Trustee since 2001  President and a director or trustee of
Age: 54             other Oppenheimer funds; President and a
                    director (since July 2001) of
                    Oppenheimer Acquisition Corp. (the
                    Manager's parent holding company) and of
                    Oppenheimer Partnership Holdings, Inc.
                    (a holding company subsidiary of the
                    Manager); a director (since November
                    2001) of OppenheimerFunds Distributor,
                    Inc. (a subsidiary of the Manager);
                    Chairman and a director (since July
                    2001) of Shareholder Services, Inc. and
                    of Shareholder Financial Services, Inc.
                    (transfer agent subsidiaries of the
                    Manager); President and a director
                    (since July 2001) of OppenheimerFunds
                    Legacy Program (a charitable trust
                    program established by the Manager); a
                    director of the investment advisory
                    subsidiaries of the Manager: OFI
                    Institutional Asset Management, Inc. and
                    Centennial Asset Management Corporation
                    (since November 2001), HarbourView Asset
                    Management Corporation and OFI Private
                    Investments, Inc. (since July 2001);
                    President (since November 1, 2001) and a
                    director (since July 2001) of
                    Oppenheimer Real Asset Management, Inc.;
                    a director (since November 2001) of
                    Trinity Investment Management Corp. and
                    Tremont Advisers, Inc. (investment
                    advisory affiliates of the Manager);
                    Executive Vice President (since February
                    1997) of Massachusetts Mutual Life
                    Insurance Company (the Manager's parent
                    company); a director (since June 1995)
                    of DLB Acquisition Corporation (a
                    holding company that owns the shares of
                    David L. Babson & Company, Inc.);
                    formerly, Chief Operating Officer
                    (September 2000-June 2001) of the
                    Manager; President and trustee (November
                    1999-November 2001) of MML Series
                    Investment Fund and MassMutual
                    Institutional Funds (open-end investment
                    companies); a director (September
                    1999-August 2000) of C.M. Life Insurance
                    Company; President, Chief Executive
                    Officer and director (September
                    1999-August 2000) of MML Bay State Life
                    Insurance Company; a director (June
                    1989-June 1998) of Emerald Isle Bancorp
                    and Hibernia Savings Bank (a
                    wholly-owned subsidiary of Emerald Isle
                    Bancorp). Oversees 83 portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------

     The  address  of the  Officers  in the  chart  below  is as  follows:  for
Messrs.  Molleur  and  Zack and Ms.  Feld,  Two  World  Financial  Center,  225
Liberty  Street,  11th Floor,  New York,  NY 10080,  for Messrs.  Vottiero  and
Wixted  and Mses.  Bechtolt  and  Ives,  6803 S.  Tucson  Way,  Centennial,  CO
80112-3924.  Each  Officer  serves  for an  annual  term  or  until  his or her retirement, resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund, Length of
Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice President and Treasurer (since March 1999) of
Treasurer since 1999    the Manager; Treasurer (since March 1999) of HarbourView
Age: 43                 Asset Management Corporation, Shareholder Services, Inc.,
                        Oppenheimer Real Asset Management Corporation, Shareholder
                        Financial Services, Inc., Oppenheimer Partnership Holdings,
                        Inc., OFI Private Investments, Inc. (since March 2000),
                        OppenheimerFunds International Ltd. and OppenheimerFunds
                        plc (since May 2000) and OFI Institutional Asset
                        Management, Inc. (since November 2000) (offshore fund
                        management subsidiaries of the Manager); Treasurer and
                        Chief Financial Officer (since May 2000) of Oppenheimer
                        Trust Company (a trust company subsidiary of the Manager);
                        Assistant Treasurer (since March 1999) of Oppenheimer
                        Acquisition Corp. and OppenheimerFunds Legacy Program
                        (since April 2000); formerly Principal and Chief Operating
                        Officer (March 1995-March 1999), Bankers Trust
                        Company-Mutual Fund Services Division. Oversees 83
                        portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. Oversees 83 portfolios
Age: 40                 in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice President/Fund Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice President/Corporate Accounting of the
since 2002              Manager (July 1999-March 2002) prior to which he was Chief
Age: 40                 Financial Officer at Sovlink Corporation (April 1996-June
                        1999). Oversees 83 portfolios in the OppenheimerFunds
                        complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Senior Vice President (since May 1985) and General Counsel
Secretary since 2001    (since February 2002) of the Manager; General Counsel and a
Age: 55                 director (since November 2001) of OppenheimerFunds
                        Distributor, Inc.; Senior Vice President and General
                        Counsel (since November 2001) of HarbourView Asset
                        Management Corporation; Vice President and a director
                        (since November 2000) of Oppenheimer Partnership Holdings,
                        Inc.; Senior Vice President, General Counsel and a director
                        (since November 2001) of Shareholder Services, Inc.,
                        Shareholder Financial Services, Inc., OFI Private
                        Investments, Inc., Oppenheimer Trust Company and OFI
                        Institutional Asset Management, Inc.; General Counsel
                        (since November 2001) of Centennial Asset Management
                        Corporation; a director (since November 2001) of
                        Oppenheimer Real Asset Management, Inc.; Assistant
                        Secretary and a director (since November 2001) of
                        OppenheimerFunds International Ltd.; Vice President (since
                        November 2001) of OppenheimerFunds Legacy Program;
                        Secretary (since November 2001) of Oppenheimer Acquisition
                        Corp.; formerly Acting General Counsel (November
                        2001-February 2002) and Associate General Counsel (May
                        1981-October 2001) of the Manager; Assistant Secretary of
                        Shareholder Services, Inc. (May 1985-November 2001),
                        Shareholder Financial Services, Inc. (November
                        1989-November 2001); OppenheimerFunds International Ltd.
                        and OppenheimerFunds plc (October 1997-November 2001).
                        Oversees 83 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,      Vice President and Senior Counsel (since July 1999) of the
Assistant Secretary     Manager; Vice President (since June 1990) of
since 2001              OppenheimerFunds Distributor, Inc.; Director, Vice
Age: 45                 President and Assistant Secretary (since June 1999) of
                        Centennial Asset Management Corporation; Vice President
                        (since 1997) of Oppenheimer Real Asset Management, Inc.;
                        formerly Vice President and Associate Counsel of the
                        Manager (June 1990-July 1999). Oversees 83 portfolios in
                        the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice President and Assistant Counsel (since June 1998) of
Assistant Secretary     the Manager; Vice President (since 1999) of
since 2001              OppenheimerFunds Distributor, Inc.; Vice President and
Age: 37                 Assistant Secretary (since 1999) of Shareholder Services,
                        Inc.; Assistant Secretary (since December 2001) of
                        OppenheimerFunds Legacy Program and Shareholder Financial
                        Services, Inc.; formerly Assistant Vice President and
                        Assistant Counsel of the Manager (August 1997-June 1998);
                        Assistant Counsel of the Manager (August 1994-August 1997).
                        Oversees 83 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,       Vice President and Senior Counsel of the Manager (since
Assistant Secretary     July 1999); formerly a Vice President and Associate Counsel
since 2001              of the Manager (September 1995-July 1999). Oversees 74
Age: 45                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      |X|   Remuneration  of  Trustees.  The officers of the Fund and a Trustee of the Fund  (Mr.  Murphy)  who are  affiliated  with the  Manager  receive  no salary or fee from the Fund.  The  remaining  Trustees of the Fund received the compensation  shown below. The  compensation  from the Fund was paid during its fiscal year ended August 31, 2003.  The  compensation  from all 31 of the Board
I  Oppenheimer  funds  (including  the  Fund) was  received  for  serving  as a director  or trustee and member of a committee  (if  applicable)  of the Boards of those funds during the calendar year ended December 31, 2002.

------------------------------------------------------------------------------------
Trustee Name and Other    Aggregate      Retirement     Estimated        Total
                                                                      Compensation
                                                                        From All
                                                                      Oppenheimer
                                                          Annual       Funds For
                                          Benefits      Retirement       Which
                                         Accrued as    Benefits to     Individual
Fund Position(s)         Compensation   Part of Fund   be Paid Upon    Serves As
(as applicable)           From Fund1     Expenses2     Retirement3   Trustee/Director
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Clayton K. Yeutter         $1,3774           $0          $36,372        $71,792
Chairman of the Board
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Robert G. Galli              $333            $0          $55,6785      $198,3866
Regulatory & Oversight
Committee Chairman
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Phillip Griffiths
Regulatory & Oversight
Committee Member and        $1917            $0          $10,256        $60,861
Governance Committee
Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Leon Levy8                   $259            $0          $113,352       $173,700
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Benjamin Lipstein8           $336            $0          $115,270       $150,152
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Joel W. Motley              $1709            $0             $0          $14,453
Governance Committee
Acting Chairman and
Regulatory & Oversight
Committee Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Elizabeth Moynihan8          $315            $0          $17,086        $105,760
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Kenneth A. Randall           $289            $0          $74,471        $97,012
Audit Committee Member
and Governance
Committee Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Edward V. Regan              $286            $0          $46,313        $95,960
Audit Committee
Chairman and Proxy
Committee Chairman
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Russell S. Reynolds,         $214            $0          $48,991        $71,792
Jr.
Proxy Committee Member
and Audit Committee
Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Donald Spiro                 $191            $0          $9,39610       $64,080
------------------------------------------------------------------------------------
1.    Aggregate   Compensation   From   Fund   includes   fees   and   deferred
   compensation, if any, for a Trustee.
2.    No  retirement  benefits  were accrued by the Fund during its fiscal year ended August 31, 2003 due to a  reallocation  of  retirement  plan  benefits previously accrued for a deceased Trustee.
3.    Estimated  Annual  Retirement  Benefits  to be Paid  Upon  Retirement  is
   based on a straight life payment plan election  with the  assumption  that a
   Trustee  will  retire  at the age of 75 and is  eligible  (after  7 years of service)  to receive  retirement  plan  benefits  as  described  below under
   "Retirement Plan for Trustees."
4.    Includes $94  deferred by Mr.  Yeutter  under the  Deferred  Compensation
   Plan described below.
5.    Includes  $24,989  estimated  to be paid to Mr.  Galli for  serving  as a trustee  or  director  of 10 other  Oppenheimer  funds  that are not Board I
   Funds.
6.    Includes  $92,626  paid to Mr.  Galli for  serving as trustee or director of 10 other Oppenheimer funds that are not Board I Funds.
7.    Includes $191 deferred by Mr.  Griffiths under the Deferred  Compensation
   Plan described below.
8.    Messrs.  Levy and Lipstein and Ms. Moynihan  retired as Trustees from the
   Board I Funds effective  January 1, 2003,  March 31, 2003 and July 31, 2003,
   respectively.
9.    Includes  $17  deferred by Mr.  Motley  under the  Deferred  Compensation
   Plan described below.
10.   The amount for Mr. Spiro is based on the  assumption  that he will retire at age 82 when he becomes  eligible  to  receive  retirement  plan  benefits
   (after 7 years of service).

|X|   Retirement  Plan for  Trustees.  The Fund has adopted a  retirement  plan that  provides for payments to retired  Independent  Trustees.  Payments are up to 80% of the  average  compensation  paid  during a  Trustee's  five  years of service in which the highest  compensation  was received.  A Trustee must serve as trustee  for any of the Board I Funds for at least  seven  years in order to be eligible for  retirement  plan benefits and must serve for at least 15 years to be eligible for the maximum  benefit.  Each  Trustee's  retirement  benefits will depend on the amount of the Trustee's  future  compensation  and length of service.  Therefore the amount of those  benefits  cannot be determined at this time,  nor can we estimate  the number of years of credited  service  that will be used to determine those benefits.

      Deferred  Compensation  Plan for  Trustees.  The  Board of  Trustees  has
adopted a Deferred  Compensation Plan for  disinterested  trustees that enables them to elect to defer  receipt of all or a port n will not  obligate  the Fund to  retain  the  services  of any  Trustee  or to pay any  particular  level of compensation  to any Trustee.  Pursuant to an Order issued by the SEC, the Fund may  invest  in the  funds  selected  by the  Trustee  under  the plan  without shareholder  approval for the limited  purpose of determining  the value of the
Trustee's deferred fee account.

      |X|   Major  Shareholders.  As of September  30,  2003,  the only persons who owned of record or were  known by the Fund to own  beneficially  5% or more of the  shares of any class of the  Fund's  outstanding  securities,  and their holdings of Class N shares as of that date, were the following:

National Investor  Services,  55 Water Street,  32nd Floor, New York, NY 10041,
which  owned  2,476,808.893  Class A shares  (18.45%)  for the  benefit  of its customers;

MCB Trust  Services  Tr.  Spar Group Inc.  401k,  700 17th  Street,  Suite 300,
Denver, CO 80202-3531, which owned 21,930.723 Class N shares (21.37%);

RPSS Tr IRA FBO John T.  Coppage,  3020  Bardstown  Rd.  #140,  Louisville,  KY
40205-3020, which owned 10,537.129 Class N shares (10.26%); and

MCB Tust Services Cust.  Aero-Craft  Hydraulics Inc., 700 17th Street,  Denver,
CO 80202-3531, which owned 5,912.420 Class N shares (5.76%).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition  Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance  Company, a
global, diversified insurance and financial services organization.

      |X|Code of Ethics. The Fund, the Manager and the Distributor have a Code of
Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

    The Code of Ethics  is an  exhibit  to the  Fund's  registration  statement filed  with  the  SEC  and can be  reviewed  and  copied  at the  SEC's  Public
Reference Room in Washington,  D.C. You can obtain  information about the hours
of   operation   of  the  Public   Reference   Room  by  calling   the  SEC  at
1.800.202.942.8090.  The  Code of  Ethics  can  also be  viewed  as part of the
Fund's  registration  statement  on the  SEC's  EDGAR  database  at  the  SEC's
Internet  web site at  www.sec.gov.  Copies  may be  obtained,  after  paying a duplicating  fee,  by  electronic  request  at the  following  E-mail  address:
publicinfo@sec.gov,  or by writing to the Securities and Exchange  Commission's
Public Reference Section, Washington, D.C. 20549-0102.

      |X| Portfolio Proxy Voting.  The Fund has adopted  Portfolio Proxy Voting
Policies  and  Procedures  under  which  the Fund  votes  proxies  relating  to
securities   ("portfolio  proxies")  held  by  the  Fund.  The  Fund's  primary consideration  in voting  portfolio  proxies is the financial  interests of the
Fund and its  shareholders.  The Fund has retained an unaffiliated  third-party as  its  agent  to  vote  portfolio  proxies  in  accordance  with  the  Fund's
Portfolio  Proxy Voting  Guidelines  and to maintain  records of such portfolio proxy  voting.  The Proxy  Voting  Guidelines  include  provisions  to  address conflicts  of  interest  that may arise  between  the Fund and OFI where an OFI directly-controlled  affiliate  manages or administers  the assets of a pension plan of the company  soliciting the proxy.  The Fund's Proxy Voting  Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the  recommendation  of the  issuer's  management  on routine matters,  including  election of directors  nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o     In  general,  the  Fund  opposes  anti-takeover  proposals  and  supports elimination of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports  shareholder  proposals to reduce a super-majority vote requirement,  and opposes  management  proposals to add a  super-majority  vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally  considers  executive  compensation  questions such as stock  option  plans and bonus  plans to be ordinary  business  activity.
      The Fund analyzes  stock option  plans,  paying  particular  attention to their  dilutive  effect.  While the Fund  generally  supports  management proposals, the Fund opposes plans it considers to be excessive.

      The  Fund  will be  required  to file new Form  N-PX,  with its  complete proxy  voting  record for the 12 months  ended June 30th,  no later than August
31st of each year.  The first such filing is due no later than August 31, 2004, for the twelve  months  ended June 30, 2004.  Once filed,  the Fund's Form N-PX filing will be  available  (i) without  charge,  upon  request,  by calling the
Fund toll-free at 1.800.225.5677 and (ii) on the SEC's website at www.sec.gov.

      |X|The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the
Fund's portfolio and handles its day-to-day business. The Fund is managed by a portfolio management team who are principally responsible for the day-to-day management of the Fund's portfolio. That team presently includes Frank
Jennings, George Evans and Rajeev Bhaman, who are Vice Presidents of the
Manager, and Rohit Sah, an Assistant Vice President of the Manager who
coordinates decisions by the team. Other members of the Manager's Equity
Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager,  at its expense,  to provide the Fund with adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide and  supervise  the  activities  of all  administrative  and clerical personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance  of records with  respect  to its  operations,  the  preparation  and  filing of  specified reports,  and  composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager  under the advisory  agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories   relate  to  interest,   taxes,   brokerage
commissions,  fees to certain  Trustees,  legal and audit  expenses,  custodian and  transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and  non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager  are  calculated  at the rates  described  in the  Prospectus,  which are  applied  to the assets of the
Fund as a whole.  The fees are  allocated  to each  class of shares  based upon the relative proportion of the Fund's net assets represented by that class.

--------------------------------------------------------------------------------
Fiscal Period ended 8/31:     Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2001                                  $533,022
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2002                                  $466,294
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2003                                  $588,745
--------------------------------------------------------------------------------

      The investment  advisory  agreement states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the performance of its duties or
reckless   disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund  sustains for any investment,  adoption of any investment  policy, or the purchase,  sale or retention of any security.

      The agreement  permits the Manager to act as  investment  advisor for any other  person,  firm  or  corporation  and to use  the  name  "Oppenheimer"  in connection with other  investment  companies for which it may act as investment advisor  or  general  distributor.  If  the  Manager  shall  no  longer  act as investment  advisor to the Fund,  the  Manager  may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

      |X|   Annual Approval of Investment  Advisory  Agreement.  Each year, the
Board of  Trustees,  including  a  majority  of the  Independent  Trustees,  is required to approve  the  renewal of the  investment  advisory  agreement.  The
Investment  Company Act  requires  that the Board  request and evaluate and the
Manager  provide such  information  as may be reasonably  necessary to evaluate
the  terms  of  the  investment  advisory  agreement.   The  Board  employs  an
independent  consultant to prepare a report that provides such  information  as the Board requests for this purpose.

      The Board also receives  information  about the 12b-1  distribution  fees the  Fund  pays.  These  distribution  fees  are  reviewed  and  approved  at a different time of the year.

      The  Board  reviewed  the  foregoing   information  in  arriving  at  its
decision to renew the investment advisory agreement.  Among other factors,  the
Board considered:
o     The nature,  cost,  and quality of the services  provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The  investment  performance  of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other  benefits or services  received by the
      Fund from its relationship with the Manager; and
o     The  direct  and  indirect   benefits  the  Manager   received  from  its
      relationship  with the Fund.  These  included  services  provided  by the
      Distributor  and the  Transfer  Agent,  and  brokerage  and  soft  dollar arrangements  permissible under Section 28(e) of the Securities  Exchange
      Act.

      The Board  considered  that the  Manager  must be able to pay and  retain high quality  personnel at competitive  rates to provide  services to the Fund.
The Board also  considered  that  maintaining  the  financial  viability of the
Manager is  important  so that the Manager  will be able to continue to provide quality  services to the Fund and its  shareholders in adverse times. The Board also  considered  the  investment  performance of other mutual funds advised by the Manager.  The Board is aware that there are  alternatives to the use of the
Manager.

      These matters were also considered by the Independent  Trustees,  meeting separately  from  the  full  Board  with  experienced  Counsel  to the Fund who assisted the Board in its  deliberations.  The Fund's Counsel is independent of the  Manager  within  the  meaning  and intent of the SEC Rules  regarding  the independence of counsel.

      In arriving  at a  decision,  the Board did not single out any one factor
or  group  of  factors  as  being  more  important  than  other  factors,   but
considered all factors  together.  The Board judged the terms and conditions of the investment  advisory  agreement,  including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory  Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange  the
portfolio   transactions  for  the  Fund.  The  advisory   agreement   contains
provisions  relating to the employment of  broker-dealers  to effect the Fund's portfolio  transactions.  The Manager is authorized  by the advisory  agreement to  employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the  Investment  Company Act. The Manager may employ  broker-dealers that the Manager  thinks,  in its best judgment based on all relevant  factors, will  implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio  transactions.  "Best execution" means prompt and  reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive  commission bidding.  However, it is expected to be aware of the  current  rates of  eligible  brokers  and to  minimize  the concessions  paid to the extent  consistent  with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory  agreement,  the Manager may select brokers
(other than  affiliates) that provide  brokerage  and/or research  services for the Fund and/or the other  accounts  over which the  Manager or its  affiliates have  investment  discretion.  The  concessions  paid  to such  brokers  may be higher than another  qualified  broker  would  charge,  if the Manager  makes a good  faith  determination  that  the  concession  is fair  and  reasonable  in relation  to the  services  provided.  Subject  to those  considerations,  as a factor  in  selecting  brokers  for  the  Fund's  portfolio  transactions,  the
Manager  may also  consider  sales of shares  of the Fund and other  investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage  Practices Followed by the Manager.The Manager allocates brokerage for the Fund subject to the provisions of the investment  advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate  brokerage  based upon  recommendations  from the  Manager's  portfolio managers. In certain instances, portfolio managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange  is the primary  market are generally  done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay  fixed brokerage  commissions  and therefore  would not have the benefit of negotiated
commissions   available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions  in listed  securities or for certain  fixed-income agency transactions in the secondary market.  Otherwise  brokerage  commissions are paid only if it appears  likely  that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund  ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the securities  to which the option  relates.  Other  funds  advised by the Manager have investment  policies  similar to those of the Fund.  Those other funds may purchase  or sell the  same  securities  as the  Fund at the  same  time as the
Fund,  which  could  affect the supply and price of the  securities.  If two or more funds  advised by the Manager  purchase the same  security on the same day from  the same  dealer,  the  transactions  under  those  combined  orders  are averaged as to price and  allocated  in  accordance  with the  purchase or sale orders actually placed for each account.

      In an option  transaction,  the Fund  ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the  securities  to which  the  option  relates.  When  possible,  the  Manager  tries  to  combine concurrent  orders to  purchase  or sell the same  security by more than one of the accounts managed by the Manager or its affiliates.  The transactions  under those  combined  orders are averaged as to price and  allocated  in  accordance with the purchase or sale orders actually placed for each account.

      The  investment  advisory  agreement  permits  the  Manager  to  allocate
brokerage  for  research   services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the  advisory  accounts of the Manager and its  affiliates.  The investment  research  received for the commissions  of those other  accounts may be useful both to the Fund and one or more of the Manager's  other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through  which trades are placed.

      Investment   research  services  include   information  and  analysis  on
particular  companies and  industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio  evaluations,  information systems,  computer  hardware and similar  products and services.  If a research
service  also  assists  the  Manager  in  a  non-research   capacity  (such  as
bookkeeping  or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the   investment
decision-making process may be paid in commission dollars.

    The Board of  Trustees  permits the  Manager to use stated  commissions  on
secondary   fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency  basis at the  stated  commission,  and (iii) the  trade is not a  riskless  principal transaction.  The Board of Trustees  permits the Manager to use  commissions on fixed-price  offerings to obtain  research,  in the same manner as is permitted for agency transactions.

    The  research   services   provided  by  brokers  broadens  the  scope  and
supplements  the research  activities of the Manager.  That  research  provides additional  views and comparisons for  consideration,  and helps the Manager to obtain  market  information  for the  valuation of  securities  that are either held  in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about  the  commissions  paid to brokers  furnishing such services,  together with the Manager's  representation that the  amount of such  commissions  was  reasonably  related to the value or benefit of such services.

---------------------------------------------------------------------------------
 Fiscal Period Ended 8/31:     Total Brokerage Commissions Paid by the Fund1
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           2001                                   $533,816
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           2002                                   $222,864
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           2003                                  $317,0612
---------------------------------------------------------------------------------
1.....Amounts do not include  spreads or commissions on principal  transactions on a net trade basis.
2.    In the fiscal  year ended  8/31/03,  no  transactions  were  directed  to
   brokers  for   research   services,   and  no   commissions   were  paid  to
   broker-dealers for those services.

      Most  securities  purchases of debt  obligations  made by the Fund are in principal  transactions  at net prices.  The Fund usually  deals  directly with the selling or purchasing  principal or market maker without  incurring charges for the services of a broker on its behalf unless the Manager  determines  that a  better  price or  execution  may be  obtained  by using  the  services  of a broker.  Portfolio  securities purchased from underwriters include a commission or  concession  paid by the  issuer  to the  underwriter  in the  price  of the
security.   Portfolio  securities  purchased  from  dealers  include  a  spread between the bid and asked price.  The Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

Distribution and Service Plans

The Distributor.  Under its General Distributor's  Agreement with the Fund, the
Distributor acts as the Fund's principal  underwriter in the continuous  public offering of the Fund's classes of shares.  The  Distributor  bears the expenses normally  attributable to sales including  advertising and the cost of printing
and   mailing   prospectuses,   other  than   those   furnished   to   existing
shareholders.  The  Distributor  is not obligated to sell a specific  number of shares. Expenses normally attributable to sales are borne by the Distributor.

.......The  sales  charges  and  concessions   paid  to,  or  retained  by,  the
Distributor  from the sale of  shares  during  the  Fund's  three  most  recent fiscal  years,  and the  contingent  deferred  sales  charges  retained  by the
Distributor  on the  redemption  of shares  for the three  most  recent  fiscal years are shown in the tables below.

-----------------------------------------
               Aggregate    Class A
               Front-End    Front-End
               Sales        Sales
Fiscal Year    Charges on   Charges
Ended 8/31:    Class A      Retained by
               Shares       Distributor1
-----------------------------------------
-----------------------------------------
     2001        $168,217     $ 4,397
-----------------------------------------
-----------------------------------------
     2002        $149,581     $51,820
-----------------------------------------
-----------------------------------------
     2003        $149,143     $45,216
-----------------------------------------
1.....Includes  amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

--------------------------------------------------------------------------------
                 Concessions on  Concessions on  Concessions     Concessions
                 Class A Shares  Class B Shares  on Class C      on Class N
Fiscal Year      Advanced by     Advanced by     Shares          Shares
Ended 8/31:      Distributor1    Distributor1    Advanced by     Advanced by
                                                 Distributor1    Distributor1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      2001          $ 32,498        $134,299         $33,445          $572
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      2002           $8,117         $131,596         $25,176         $2,360
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      2003           $8,157         $106,230         $28,441         $3,985
--------------------------------------------------------------------------------
1.....The  Distributor  advances  concession  payments  to dealers  for certain sales of Class A shares  and for  sales of Class B and  Class C shares  from its own resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.

---------------------------------------------------------------------------------
                 Class A         Class B         Class C         Class N
                 Contingent      Contingent      Contingent      Contingent
Fiscal Years     Deferred Sales  Deferred Sales  Deferred Sales  Deferred Sales
nded 8/31:       Charges         Charges         Charges         Charges
                 Retained by     Retained by     Retained        Retained by
                 Distributor     Distributor     by Distributor  Distributor
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2003            $487           $51,215         $1,857          $1,464
---------------------------------------------------------------------------------

Distribution  and Service Plans. The Fund has adopted a Service Plan for Class A shares  and  Distribution  and  Service  Plans for Class B,  Class C and Class N
shares under Rule 12b-1 of the  Investment  Company  Act.  Under those plans the
Fund  pays  the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of  the  shares  of  the particular  class.  Each  plan  has  been  approved  by a vote of the  Board  of
Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

    Under the plans,  the  Manager  and the  Distributor  may make  payments to affiliates and in their sole  discretion,  from time to time, may use their own resources  (at no  direct  cost to the  Fund)  to  make  payments  to  brokers, dealers or other financial  institutions for  distribution  and  administrative services  they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the  Distributor and the
Manager may  increase or decrease  the amount of payments  they make from their own resources to plan recipients.

      Unless a plan is terminated  as described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its  continuance.
Approval  must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan. A plan may be terminated at any time by the vote of a majority  of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the  outstanding shares of that class.

      The Board of  Trustees  and the  Independent  Trustees  must  approve all material  amendments to a plan. An amendment to increase  materially the amount of payments to be made under a plan must be  approved  by  shareholders  of the
class  affected  by  the  amendment.   Because  Class  B  shares  of  the  Fund
automatically  convert into Class A shares 72 months after  purchase,  the Fund must  obtain  the  approval  of both  Class A and  Class B  shareholders  for a proposed  material  amendment  to  the  Class  A  Plan  that  would  materially increase  payments  under the Plan.  That approval must be by a "majority"  (as defined in the  Investment  Company  Act) of the shares of each  Class,  voting separately by class.

      While the Plans are in effect,  the  Treasurer of the Fund shall  provide separate  written  reports  on the  plans  to the  Board of  Trustees  at least quarterly  for its review.  The reports shall detail the amount of all payments made under a plan and the  purpose  for which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

      Each  Plan  states  that  while  it  is  in  effect,  the  selection  and nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed  to the  discretion  of the  Independent  Trustees.  This does not prevent the  involvement  of others in the  selection  and  nomination process  as long  as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

      Under the plan for a class,  no payment will be made to any  recipient in any quarter in which the  aggregate  net asset value of all Fund shares of that class held by the  recipient  for itself  and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a  majority  of the  Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X| Class  A  Service  Plan  Fees.  Under  the  Class  A  service  plan,  the
Distributor  currently  uses the fees it receives from the Fund to pay brokers,
dealers   and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services  and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The  services  include, among  others,  answering  customer  inquiries  about  the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,   making  the  Fund's
investment  plans  available and providing other services at the request of the
Fund or the  Distributor.  While  the  plan  permits  the  Board  to  authorize payments to the  Distributor  to reimburse  itself for services under the plan, the Board has not yet done so,  except in the case of the  special  arrangement described  below. The Distributor  makes payments to plan recipients  quarterly at an  annual  rate  not to  exceed  0.25% of the  average  annual  net  assets consisting  of Class A shares held in the accounts of the  recipients  or their customers.

      With  respect to  purchases  of Class A shares  subject  to a  contingent deferred  sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001 ("grandfathered  retirement accounts"),  the Distributor currently  intends to pay the  service  fee to  Recipients  in advance  for the first year after the  shares  are  purchased.  During the first year the shares are sold, the Distributor  retains the service fee to reimburse  itself for the
costs  of   distributing   the   shares.   After  the  first  year  shares  are
outstanding,   the  Distributor   makes  service  fee  payments  to  Recipients
quarterly  on those  shares.  The  advance  payment  is based on the net  asset value of shares  sold.  Shares  purchased  by  exchange  do not qualify for the advance  service fee  payment.  If Class A shares  purchased  by  grandfathered retirement  accounts are redeemed  during the first year after their  purchase, the  Recipient  of the service  fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance  payment of the service fee made on those shares.

    For the fiscal year ended August 31, 2003  payments  under the Class A Plan totaled  $114,629,  of which $491 was  retained  by the  Distributor  under the arrangement  described  above,  and included $6,891 paid to an affiliate of the
Distributor's  parent  company.  During the first year the shares are sold, the
Distributor  retains  the  service  fee to  reimburse  itself  for the  cost of distributing  the shares.  Any  unreimbursed  expenses the  Distributor  incurs with  respect  to Class A shares in any  fiscal  year  cannot be  recovered  in subsequent  years.  The  Distributor  may not use payments  received  under the
Class A Plan to pay any of its interest  expenses,  carrying charges,  or other financial costs, or allocation of overhead.

      |X| Class B,  Class C and Class N Service  and  Distribution  Plan  Fees.
Under  each  plan,  service  fees and  distribution  fees are  computed  on the average of the net asset value of shares in the  respective  class,  determined as of the close of each regular  business  day during the period.  The Class B,
Class C and Class N plans provide for the  Distributor  to be  compensated at a flat rate,  whether the  Distributor's  distribution  expenses are more or less than the amounts  paid by the Fund under the plans  during the period for which the fee is paid. The types of services that  recipients  provide are similar to the services provided under the Class A service plan, described above.

    The  Class B,  Class C and the  Class N Plans  permit  the  Distributor  to retain  both the  asset-based  sales  charges  and the  service  fees or to pay recipients the service fee on a quarterly  basis,  without  payment in advance.
However,  the  Distributor   currently  intends  to  pay  the  service  fee  to
recipients  in advance  for the first  year  after the  shares  are  purchased.
After the first year shares are  outstanding,  the  Distributor  makes  service fee payments  quarterly on those  shares.  The advance  payment is based on the net asset value of shares  sold.  Shares  purchased  by exchange do not qualify for the  advance  service  fee  payment.  If Class B, Class C or Class N shares are redeemed during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

      The  Distributor  retains  the  asset-based  sales  charge on Class B and
Class N shares.  The Distributor  retains the asset-based sales charge on Class
C  shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based  sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer  has a special  agreement with the  Distributor,  the  Distributor  will pay the Class B,  Class C and/or
Class N service fee and the  asset-based  sales charge to the dealer  quarterly in lieu of paying  the sales  concessions  and  service  fee in  advance at the time of purchase.

      The  asset-based  sales  charges  on Class B,  Class C and Class N shares allow  investors to buy shares without a front-end  sales charge while allowing the  Distributor  to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services  rendered in distributing  Class B,  Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales  concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment  of sales  concessions  and/or  the  advance of the service  fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources  or from the  resources of an affiliate,
o     employs  personnel to support  distribution of Class B, Class C and Class
         N shares, and
o     bears  the  costs  of  sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders)  and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to  adequately  compensate  dealers  that  sell  Class B,
         Class C and Class N shares without  receiving  payment under the plans and  therefore  may not be able to offer such  Classes for sale absent the plans,
o     receives  payments under the plans  consistent  with the service fees and asset-based  sales  charges paid by other  non-proprietary  funds that charge 12b-1 fees,
o     may use the  payments  under  the plan to  include  the  Fund in  various third-party  distribution  programs  that may  increase  sales of Fund shares,
o     may  experience   increased  difficulty  selling  the  Fund's  shares  if
         payments  under  the plan are  discontinued  because  most  competitor
         funds  have  plans  that  pay  dealers  for   rendering   distribution
         services  as much or more than the  amounts  currently  being  paid by the Fund, and
o     may not be able to continue  providing,  at the same or at a lesser cost, the same  quality  distribution  sales  efforts  and  services,  or to obtain such  services  from brokers and dealers,  if the plan payments were to be discontinued.

      When  Class  B,  Class  C  or  Class  N  shares  are  sold   without  the
designation of a  broker-dealer,  the Distributor is  automatically  designated as the  broker-dealer of record.  In those cases,  the Distributor  retains the service fee and  asset-based  sales charge paid on Class B, Class C and Class N shares.

      The  Distributor's  actual expenses in selling Class B, Class C and Class
N shares  may be more  than  the  payments  it  receives  from  the  contingent deferred  sales  charges  collected on redeemed  shares and from the Fund under the  plans.  If either the Class B,  Class C or Class N plan is  terminated  by the Fund,  the Board of  Trustees  may allow the Fund to  continue  payments of the  asset-based  sales  charge  to the  Distributor  for  distributing  shares before the plan was terminated.

 -------------------------------------------------------------------------------
   Distribution Fees Paid to the Distributor in the Fiscal Year Ended 8.31.03
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class:         Total          Amount        Distributor's     Distributor's
                                             Aggregate         Unreimbursed
                                             Unreimbursed      Expenses as %
                Payments       Retained by   Expenses Under    of Net Assets
                Under Plan     Distributor   Plan              of Class
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class B Plan         $168,718     $133,5181          $637,783            2.73%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class C Plan          $74,721      $27,4562          $165,040            1.29%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class N Plan           $3,116       $2,7083            $7,934            0.70%
 -------------------------------------------------------------------------------
1.    Includes  $3,158  paid  to  an  affiliate  of  the  Distributor's  parent company.
2.    Includes  $2,751  paid  to  an  affiliate  of  the  Distributor's  parent company.
3.    Includes $35 paid to an affiliate of the Distributor's parent company.

      All  payments  under the Class B,  Class C and Class N plans are  subject to the  limitations  imposed by the Conduct  Rules of the National  Association of  Securities  Dealers,  Inc.  on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include  "cumulative total return,"  "average  annual total return,"  "average  annual total return at net asset  value" and "total  return at net asset  value."  An  explanation  of how total  returns are  calculated  is set forth  below.  The charts below show the
Fund's  performance  as of the Fund's  most  recent  fiscal  year end.  You can obtain current  performance  information  by calling the Fund's  Transfer Agent at  1.800.225.5677  or by visiting  the  OppenheimerFunds  Internet  website at
www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements  must comply with rules of the SEC.  Those rules  describe  the types of  performance data  that  may  be  used  and  how it is to be  calculated.  In  general,  any advertisement  by the Fund of its  performance  data must  include  the average annual  total  returns for the  advertised  class of shares of the Fund.  Those returns  must be shown for the 1-, 5- and  10-year  periods (or the life of the class,  if less) ending as of the most recently  ended  calendar  quarter prior to the publication of the advertisement (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor  to compare the Fund's  performance to the  performance of other funds for the same periods.  However,  a number of factors  should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison   with  other
investments:
o     Total returns  measure the  performance of a hypothetical  account in the
      Fund  over  various  periods  and do not  show  the  performance  of each shareholder's  account.  Your  account's  performance  will vary from the model  performance  data if your  dividends  are received in cash, or you buy or sell  shares  during the  period,  or you bought  your shares at a different time and price than the shares used in the model.

o     The  Fund's  performance  returns do not  reflect  the effect of taxes on dividends and capital gains distributions.

o     An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency.
o     The  principal  value of the Fund's  shares,  and total  returns  are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.
o     Total   returns   for  any  given  past   period   represent   historical
      performance  information  and are not,  and should not be  considered,  a prediction of future returns.

      The  performance  of each  class of shares is shown  separately,  because the  performance  of each class of shares will  usually be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The  total
returns  of  each  class  of  shares  of  the  Fund  are   affected  by  market
conditions,  the  quality  of the Fund's  investments,  the  maturity  of those investments,  the  types of  investments  the  Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X|   Total  Return  Information.  There  are  different  types of "total returns"  to measure  the  Fund's  performance.  Total  return is the change in value of a  hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions   are  reinvested  in
additional  shares  and  that  the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each  class of shares,  the total returns for each class are  separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for  example,  ten years).  An average  annual  total  return shows the average rate of return for each year in a period that would produce the  cumulative  total return over the entire  period.  However,  average  annual  total  returns  do not show  actual year-by-year  performance.  The Fund  uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total  returns for Class A shares,  the current  maximum sales  charge of 5.75% (as a  percentage  of the  offering  price) is  deducted from the initial  investment  ("P" in the formula  below) (unless the return is shown without sales charge,  as described below).  For Class B shares,  payment of the applicable  contingent  deferred  sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the second year,  3.0% in the third and fourth years,  2.0% in the fifth year, 1.0%
in the sixth year and none  thereafter.  For Class C shares,  the 1% contingent deferred  sales  charge is deducted for returns for the  one-year  period,  and total  returns for the period prior to 03.01.02 (the  inception  date for Class
N shares)  is based on the  Fund's  Class A returns,  adjusted  to reflect  the higher Class N 12b-1 fees.

o     Average  Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of  return  for  each  year in a specified  number of years.  It is the rate of  return  based on the  change in value of a  hypothetical  initial  investment  of  $1,000  ("P" in the  formula below)  held for a number of years  ("n" in the  formula)  to achieve an Ending
Redeemable  Value ("ERV" in the formula) of that  investment,  according to the following formula:

                                        1/n
                                (ERV  )      - 1 = Average Annual Total Return
                                (---- )
                                (  P  )

o     Average  Annual  Total  Return  (After  Taxes  on   Distributions).   The
"average annual total return (after taxes on  distributions)" of Class A shares is an average  annual  compounded  rate of return for each year in a  specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated using the highest  individual  marginal  federal  income tax rates in effect on any  reinvestment  date)  on any  distributions  made by the  Fund  during  the specified  period.  It is the rate of return  based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the  formula) to achieve an ending  value  ("ATVD" in the  formula)  of that  investment,  after  taking  into  account the effect of taxes  on  Fund  distributions,  but  not on the  redemption  of  Fund  shares, according to the following formula:

ATVD 1/n    - 1= Average  Annual Total  Return  (After Taxes on
----
            Distributions)
 P

o     Average   Annual  Total  Return   (After  Taxes  on   Distributions   and
Redemptions).  The "average  annual total return (after taxes on  distributions and  redemptions)"  of Class A shares is an average annual  compounded  rate of return  for each year in a  specified  number of  years,  adjusted  to show the effect of federal  taxes  (calculated  using the  highest  individual  marginal
federal  income  tax  rates  in  effect  on  any  reinvestment   date)  on  any
distributions  made by the Fund during the  specified  period and the effect of capital  gains taxes or capital loss tax benefits  (each  calculated  using the highest federal  individual  capital gains tax rate in effect on the redemption date)  resulting  from the  redemption  of the shares at the end of the period.
It is the rate of  return  based  on the  change  in  value  of a  hypothetical initial  investment  of $1,000 ("P" in the formula  below) held for a number of years  ("n"  in the  formula)  to  achieve  an  ending  value  ("ATVDR"  in the formula) of that  investment,  after taking into account the effect of taxes on fund  distributions  and on the  redemption  of Fund  shares,  according to the following formula:

            - 1= Average Annual Total Return (After Taxes on  Distributions
ATVDR 1/n   and Redemption)
-----
 P

o     Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses  some of the same  factors  as average  annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                                ERV - P
                                -------   = Total Return
                                   P

o     Total  Returns  at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return "at net asset  value"
(without  deducting  sales  charges)  for Class A,  Class B, Class C or Class N shares.  Each is based on the  difference  in net asset  value per share at the beginning  and the end of the  period  for a  hypothetical  investment  in that class of shares  (without  considering  front-end or contingent  deferred sales charges)  and takes  into  consideration  the  reinvestment  of  dividends  and capital gains distributions.

-------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 8.31.03
-------------------------------------------------------------------------------
                                                  Average Annual Total Returns
                        Cumulative Total
                             Returns
             Class       (Life of Class)
             of
              Shares
             -------------------------------------------------------------------------------
             -------------------------------------------------------------------------------
                                                1-Year          5-Years        10-Years
                                                              or Life of      or Life of
                                                                 Class           Class
             -------------------------------------------------------------------------------
             -------------------------------------------------------------------------------
                        After    Without     After  Without  After  Without  After  Without
                      Sales      Sales       Sales   Sales   Sales  Sales    Sales  Sales
                        Charge     Charge   Charge  Charge  Charge  Charge  Charge  Charge
             -------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A   39.81%1    48.34%1   24.13%  31.70%  3.95%1  5.19%1  5.96%1  7.05%1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B   40.84%2    41.84%2   25.62%  30.62%  4.07%2  4.38%2  6.09%2  6.22%2
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C   41.81%3    41.81%3   29.66%  30.66%   4.37%  4.37%3  6.22%3  6.22%3
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N   15.96%4    15.96%4   30.18%  31.18%  6.10%4  6.10%4    N/A     N/A
-------------------------------------------------------------------------------
1.    Inception of Class A:   11/17/97
2.    Inception of Class B:   11/17/97
3.    Inception of Class C:   11/17/97
4.    Inception of Class N: 03/01/01

 -----------------------------------------------------------------------------
     Average Annual Total Returns for Class A Shares (After Sales Charge)
                        For the Periods Ended 8/31/03
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
                               1-Year           5-Years           10-Years
                                           (or Life of Class)   (or Life of
                                                                   Class)
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 After       Taxes      on     24.13%            1.32%             3.64%1
 Distributions
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 After       Taxes      on     15.69%            1.86%             3.79%1
 Distributions         and
 Redemption of Fund Shares
 -----------------------------------------------------------------------------
  1. Inception of Class A: 11/17/97.

Other Performance  Comparisons.  The Fund compares its performance  annually to that of an  appropriate  broadly-based  market  index in its  Annual  Report to shareholders.  You can obtain  that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover  of this
Statement   of   Additional   Information.   The  Fund  may  also  compare  its
performance  to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking  entities.  Examples of these performance comparisons are set forth below.

      |X|   Lipper  Rankings.  From  time to time  the  Fund  may  publish  the
ranking  of  the  performance  of  its  classes  of  shares  by  Lipper,   Inc.
("Lipper").  Lipper is a  widely-recognized  independent mutual fund monitoring service.  Lipper  monitors the performance of regulated  investment  companies, including  the  Fund,  and ranks  their  performance  for  various  periods  in categories  based on investment  styles.  The Lipper  performance  rankings are
based  on  total  returns  that  include  the   reinvestment  of  capital  gain
distributions  and  income  dividends  but do not take  sales  charges or taxes
into  consideration.   Lipper  also  publishes   "peer-group"  indices  of  the
performance  of all mutual  funds in a category  that it monitors  and averages of the performance of the funds in particular categories.

      |X|         Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar,
Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among Foreign
Small/Mid Growth.

      Morningstar  proprietary  star ratings reflect  historical  risk-adjusted total  investment  return.  For each fund with at least a  three-year  history,
Morningstar   calculates  a   Morningstar   Rating(TM)based  on  a  Morningstar
Risk-Adjusted  Return  measure that accounts for variation in a fund's  monthly performance  (including  the effects of sales  charges,  loads,  and redemption fees),  placing more emphasis on downward  variations and rewarding  consistent performance.  The top 10% of funds in each category  receive 5 stars,  the next
22.5% receive 4 stars,  the next 35% receive 3 stars,  the next 22.5% receive 2 stars,  and the bottom 10%  receive 1 star.  (Each  share class is counted as a fraction of one fund within  this scale and rated  separately,  which may cause slight  variations in the distribution  percentages.)  The Overall  Morningstar
Rating  for a fund  is  derived  from a  weighted  average  of the  performance
figures   associated  with  its  three-,   five-and  ten-year  (if  applicable)
Morningstar Rating metrics.

      |X|   Performance   Rankings  and   Comparisons  by  Other  Entities  and
Publications.  From  time to time the Fund may  include  in its  advertisements
and  sales  literature   performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times,  The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may  include performance  quotations from other sources,  including  Lipper and Morningstar.
The   performance   of  the  Fund's  classes  of  shares  may  be  compared  in
publications   to  the   performance   of  various   market  indices  or  other
investments,  and averages,  performance  rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to  compare  the  returns  on the  Fund's  share classes  to the return on  fixed-income  investments  available  from banks and
thrift   institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and  savings  accounts,  and other forms of fixed or variable time deposits,  and various other  instruments such as Treasury bills.
However,  the Fund's  returns and share price are not  guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank  depository obligations  may be insured by the FDIC and may provide  fixed rates of return.
Repayment  of  principal  and payment of interest  on  Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From  time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer  Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds,  other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of  shareholder  and investor  services by third parties may include  comparisons  of their services to those  provided  by other  mutual  fund  families  selected by the rating or ranking  services.  They  may be based  upon  the  opinions  of the  rating  or ranking service itself,  using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time, the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment  account that  includes  shares of the Fund and other  Oppenheimer  funds.  The combined account  may be  part  of an  illustration  of an  asset  allocation  model  or
similar  presentation.   The  account  performance  may  combine  total  return
performance of the Fund and the total return  performance of other  Oppenheimer funds  included in the  account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales   literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other  information about general or specific market and economic conditions. That may include, for example,

o     information  about the  performance of certain  securities or commodities markets or segments of those markets,

o     information   about  the  performance  of  the  economies  of  particular countries or regions,

o     the   earnings  of   companies   included   in  segments  of   particular
         industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings  of securities,
o     information  relating to the gross national or gross domestic  product of the United States or other countries or regions,
o     comparisons   of  various   market  sectors  or  indices  to  demonstrate
         performance, risk or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

      Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix B contains  more  information  about
the  special  sales  charge   arrangements   offered  by  the  Fund,   and  the
circumstances  in which  sales  charges  may be reduced  or waived for  certain classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each  purchase must be at least  $50 and  shareholders  must  invest at least  $500  before an
Asset  Builder  Plan  (described  below) can be  established  on a new account.
Accounts  established  prior  to  November  1,  2002  will  remain  at $25  for additional  purchases.  Shares will be  purchased  on the regular  business day the  Distributor  is  instructed  to  initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends  will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business  day the Fund receives  Federal  Funds for the  purchase  through  the ACH system  before the close of The New York Stock Exchange ("the  Exchange").  The Exchange  normally closes at 4:00 P.M.,  but may close  earlier on certain  days. If Federal Funds are  received  on a business  day after the close of the  Exchange,  the shares will be  purchased  and  dividends  will  begin to accrue  on the next  regular business day. The proceeds of ACH  transfers are normally  received by the Fund three  days after the  transfers  are  initiated.  If the  proceeds  of the ACH transfer  are not  received on a timely  basis,  the  Distributor  reserves the right to  cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible  for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus,  a reduced sales charge rate may be  obtained  for  Class A  shares  under  Right of  Accumulation  and
Letters of Intent  because of the  economies of sales  efforts and reduction in expenses  realized by the  Distributor,  dealers and brokers making such sales.
No sales  charge  is  imposed  in  certain  other  circumstances  described  in
Appendix  B  to  this   Statement  of   Additional   Information   because  the
Distributor or dealer or broker incurs little or no selling expenses.

      |X| Right of  Accumulation.  To qualify for the lower sales  charge rates that apply to larger  purchases of Class A shares,  you and your spouse can add together:
o     Class A and Class B shares  you  purchase  for your  individual  accounts
         (including  IRAs and 403(b)  plans),  or for your joint  accounts,  or for trust or  custodial  accounts on behalf of your  children  who are minors, and

o     Current  purchases  of Class A and  Class B shares  of the Fund and other
         Oppenheimer  funds to reduce  the sales  charge  rate that  applies to current purchases of Class A shares, and
o     Class  A  and  Class  B  shares  of  Oppenheimer   funds  you  previously
         purchased  subject to an initial or contingent  deferred  sales charge to reduce  the sales  charge  rate for  current  purchases  of Class A shares,  provided  that you still hold your  investment  in one of the
         Oppenheimer funds.

      A fiduciary can count all shares  purchased for a trust,  estate or other fiduciary  account  (including  one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor  will add the value, at current  offering price,  of the shares you previously  purchased and currently own to the value of current  purchases to determine  the sales charge rate that applies.  The reduced  sales charge will apply only to current  purchases.  You must request it when you buy shares.

The Oppenheimer  Funds. The Oppenheimer  funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Small Cap Fund
Oppenheimer Bond Fund                     Oppenheimer MidCap Fund
Oppenheimer California Municipal Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Municipal Bond Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Strategic Income Fund
Oppenheimer Growth Fund                   Oppenheimer Total Return Bond Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Small Cap Value Fund
Oppenheimer International Value Fund      Rochester Fund Municipals
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Limited Term Municipal Fund   Fund
Oppenheimer Main Street Fund              OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Main Street Opportunity Fund

And the following money market funds:
    Oppenheimer Cash Reserves                 Centennial Government Trust
    Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
    Centennial America Fund, L.P.             Centennial New York Tax Exempt Trust
    Centennial   California   Tax  Exempt
    Trust                                     Centennial Tax Exempt Trust
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial  sales  charge on the  purchase  of Class A shares of each of the  Oppenheimer  funds  described  above except the money market funds
and  Oppenheimer  Senior  Floating  Rate  Fund.  Under  certain   circumstances
described in this Statement of Additional  Information,  redemption proceeds of certain  money  market  fund  shares may be subject  to a  contingent  deferred sales charge.

Letters of Intent.  Under a Letter of Intent ("Letter"),  if you purchase Class
A shares  or  Class A and  Class B shares  of the  Fund and  other  Oppenheimer funds  during a 13-month  period,  you can reduce  the sales  charge  rate that applies  to your  purchases  of  Class  A  shares.  The  total  amount  of your intended  purchases  of both  Class A and  Class B shares  will  determine  the reduced  sales  charge  rate  for the  Class A  shares  purchased  during  that period.  You can  include  purchases  made up to 90 days before the date of the
Letter.  Letters do not consider  Class C or Class N shares you purchase or may have purchased.

      A Letter is an  investor's  statement  in writing to the  Distributor  of the  intention to purchase  Class A shares or Class A and Class B shares of the
Fund (and other  Oppenheimer  funds)  during a  13-month  period  (the  "Letter period").  At the investor's request,  this may include purchases made up to 90 days  prior  to the  date of the  Letter.  The  Letter  states  the  investor's intention  to make the  aggregate  amount of purchases  of shares  which,  when added to the  investor's  holdings  of shares  of those  funds,  will  equal or exceed the amount  specified in the Letter.  Purchases made by  reinvestment of dividends or  distributions  of capital gains and  purchases  made at net asset value  without  sales charge do not count toward  satisfying  the amount of the
Letter.

      A Letter  enables  an  investor  to count  the Class A and Class B shares purchased  under  the  Letter  to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares of the Fund (and  other  Oppenheimer  funds)  that applies  under  the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares  under the Letter will be made at the offering price  (including the sales charge) that applies to a single  lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment  to purchase shares.  However,  if the  investor's  purchases  of shares  within  the Letter period,  when  added  to the  value  (at  offering  price)  of  the  investor's holdings of shares on the last day of that  period,  do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional amount of sales charge  applicable to such purchases.  That amount is described in "Terms of Escrow," below (those terms may be amended by the  Distributor  from time to time).  The  investor  agrees that shares  equal in value to 5% of the intended purchase  amount will be held in escrow by the  Transfer  Agent  subject to the
Terms of  Escrow.  Also,  the  investor  agrees to be bound by the terms of the
Prospectus,  this Statement of Additional  Information and the application used for a Letter.  If those terms are amended,  as they may be from time to time by the Fund,  the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total  eligible  purchases  made  during the Letter  period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the  dealer  of  record  for the  account  and the  amount  of sales  charge retained  by the  Distributor  will be  adjusted  to the  rates  applicable  to actual total  purchases.  If total eligible  purchases during the Letter period exceed the  intended  purchase  amount and exceed the amount  needed to qualify for the next sales  charge  rate  reduction  set forth in the  Prospectus,  the sales  charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer  returns to the  Distributor  the excess of the amount of  concessions  allowed  or paid to the  dealer  over the amount of
concessions  that  apply  to  the  actual  amount  of  purchases.   The  excess
concessions  returned to the  Distributor  will be used to purchase  additional shares for the  investor's  account at the net asset  value per share in effect on the  date  of  such  purchase,  promptly  after  the  Distributor's  receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow  for  purchases  of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype
401(k)  plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the  plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer  or financial  institution of record for accounts held in the name of that plan.

      In  determining  the  total  amount  of  purchases  made  under a Letter, shares  redeemed by the investor prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the  Distributor  about the Letter when placing any purchase orders for the investor  during the Letter  period.  All of such purchases must be made through the Distributor.

      |X| Terms of Escrow That Apply to Letters of Intent.

      1.  Out of the initial  purchase (or  subsequent  purchases if necessary)
made  pursuant  to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified  in the Letter shall be held in escrow by the Transfer Agent.  For example,  if the intended  purchase amount is $50,000, the  escrow  shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted for a $50,000  purchase).  Any  dividends and capital gains  distributions  on the escrowed shares will be credited to the investor's account.

      2.  If the  total  minimum  investment  specified  under  the  Letter  is completed  within the  13-month  Letter  period,  the  escrowed  shares will be promptly released to the investor.

          3.If, at the end of the 13-month  Letter  period the total  purchases pursuant to the Letter are less than the  intended  purchase  amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the  difference  between the dollar amount of sales  charges  actually paid and the amount of sales  charges  which  would  have been paid if the total  amount purchased  had been made at a single time.  That sales charge  adjustment  will apply to any shares  redeemed  prior to the  completion  of the Letter.  If the difference  in sales  charges is not paid  within  twenty  days after a request from the  Distributor or the dealer,  the Distributor  will,  within sixty days of the  expiration  of  the  Letter,  redeem  the  number  of  escrowed  shares necessary to realize such  difference  in sales  charges.  Full and  fractional shares  remaining  after such  redemption  will be released  from escrow.  If a request is  received  to redeem  escrowed  shares  prior to the payment of such
additional   sales  charge,   the  sales  charge  will  be  withheld  from  the
redemption proceeds.

      4.  By signing the  Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for  redemption any or all escrowed shares.

      5.  The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales  charge or subject to a Class
             A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to  a contingent deferred sales charge, and
(c)   Class A or Class B shares  acquired  by  exchange  of either  (1) Class A shares of one of the other  Oppenheimer  funds that were  acquired subject to a Class A initial or contingent  deferred  sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

      6.  Shares held in escrow  hereunder will  automatically be exchanged for shares of another fund to which an exchange is  requested,  as described in the section of the  Prospectus  entitled  "How to  Exchange  Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you must  initially establish  your account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional shares directly from a bank account  for as  little  as  $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder  Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset  Builder
Plan  payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder  Plans are available  only if your bank is an ACH member.  Asset  Builder Plans may not be
used  to  buy  shares   for   OppenheimerFunds   employer-sponsored   qualified
retirement   accounts.   Asset  Builder  Plans  also  enable   shareholders  of
Oppenheimer  Cash Reserves to use their fund account to make monthly  automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank  account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally  the debit will be made two business  days prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer  Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that  result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain  a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or  the
Distributor)  and request an  application  from the  Distributor.  Complete the application  and return  it.  You may  change the amount of your Asset  Builder payment  or you  can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires  a  reasonable
period   (approximately   10  days)  after  receipt  of  your  instructions  to
implement  them.  The Fund reserves the right to amend,  suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of retirement  plans are entitled to purchase shares of the Fund without sales charge or at reduced  sales charge  rates,  as described in Appendix B to this  Statement of Additional  Information.  Certain
special  sales  charge  arrangements   described  in  that  Appendix  apply  to
retirement  plans whose records are  maintained on a daily  valuation  basis by
Merrill Lynch Pierce Fenner & Smith,  Inc.  ("Merrill Lynch") or an independent record keeper that has a contract or special  arrangement  with Merrill  Lynch.
If on the date  the plan  sponsor  signed  the  Merrill  Lynch  record  keeping service  agreement  the plan has less than $3  million  in assets  (other  than assets  invested in money market  funds)  invested in  applicable  investments, then the  retirement  plan may purchase only Class B shares of the  Oppenheimer funds.  Any retirement  plans in that category that currently invest in Class B shares of the Fund will have their Class B shares  converted  to Class A shares of the Fund when the plan's applicable investments reach $5 million.

      OppenheimerFunds  has  entered  into  arrangements  with  certain  record keepers  whereby  the  Transfer  Agent  compensates  the record  keeper for its record  keeping and account  servicing  functions that it performs on behalf of the participant  level accounts of a retirement plan.  While such  compensation may act to reduce the record  keeping  fees  charged by the  retirement  plan's record keeper,  that  compensation  arrangement  may be terminated at any time, potentially  affecting  the  record  keeping  fees  charged  by the  retirement plan's record keeper.

Cancellation  of  Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is  returned to the Fund unpaid)  causes a loss to be incurred  when the net asset  values of the Fund's shares on the  cancellation  date is less than on the purchase date.  That loss is  equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor  is responsible  for that loss. If the investor  fails to  compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the  Distributor for that  amount  by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents an interest in the same  portfolio  of  investments  of the  Fund.  However,  each  class  has different shareholder  privileges and features.  The net income attributable to
Class B,  Class C or  Class N  shares  and the  dividends  payable  on Class B,
Class C or  Class N  shares  will be  reduced  by  incremental  expenses  borne solely by that class.  Those expenses include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

      The  availability  of different  classes of shares permits an investor to choose  the  method  of  purchasing  shares  that is more  appropriate  for the investor.  That may  depend on the amount of the  purchase,  the length of time the investor expects to hold shares,  and other relevant  circumstances.  Class
A shares  normally are sold subject to an initial sales charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the purpose of the deferred  sales  charge and  asset-based  sales  charge on Class B, Class C and
Class N  shares  is the same as that of the  initial  sales  charge  on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and  financial institutions  that sell shares of the Fund.  A  salesperson  who is entitled to receive  compensation  from his or her firm for selling Fund shares may receive different  levels of  compensation  for selling one class of shares rather than another.

      The  Distributor  will not accept any order in the amount of  $500,000 or more for Class B shares or $1  million  or more for Class C shares on behalf of a single  investor (not including  dealer  "street name" or omnibus  accounts).
That is because  generally it will be more  advantageous  for that  investor to purchase Class A shares of the Fund.

      |X| Class A Shares  Subject to a Contingent  Deferred  Sales Charge.  For
purchases  of Class A shares at net asset  value  whether  or not  subject to a contingent  deferred  sales  charge as described  in the  Prospectus,  no sales concessions will be paid to the  broker-dealer  of record,  as described in the
Prospectus,  on sales of Class A shares purchased with the redemption  proceeds of  shares  of  another  mutual  fund  offered  as an  investment  option  in a retirement  plan in which  Oppenheimer  funds are also  offered  as  investment options  under a special  arrangement  with the  Distributor,  if the  purchase occurs  more  than  30  days  after  the  Oppenheimer  funds  are  added  as an investment  option under that plan.  Additionally,  that concession will not be paid on  purchases  of  Class A  shares  by a  retirement  plan  made  with the redemption  proceeds  of Class N shares of one or more  Oppenheimer  funds held by the plan for more than 18 months.

      |X| Class B  Conversion.  Under  current  interpretations  of  applicable federal  income tax law by the Internal  Revenue  Service,  the  conversion  of
Class B shares to Class A shares 72 months  after  purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation of those laws should change,  the automatic  conversion  feature may be suspended.
In that  event,  no further  conversions  of Class B shares  would  occur while that suspension remained in effect.

      Although  Class B shares  could then be  exchanged  for Class A shares on the  basis  of  relative  net  asset  value  of the two  classes,  without  the imposition of a sales charge or fee, such exchange  could  constitute a taxable event for the  shareholder,  and absent  such  exchange,  Class B shares  might continue  to be subject to the  asset-based  sales  charge for longer  than six years.

      |X|  Availability  of Class N Shares.  In addition to the  description of the types of retirement  plans which may purchase  Class N shares  contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover  contributions  made to Individual  401(k) plans,  Profit
         Sharing Plans and Money Purchase Pension Plans,
o     to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle  and
         Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group  Retirement  Plans (as defined in  Appendix B to this  Statement
         of  Additional   Information)   which  have  entered  into  a  special
         agreement with the Distributor for that purpose,
o     to Retirement  Plans  qualified  under  Sections  401(a) or 401(k) of the
         Internal  Revenue  Code,  the  recordkeeper  or the plan  sponsor  for which has entered into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor where the aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

o     to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that pay for the purchase  with the  redemption  proceeds  of Class A shares  of one or more Oppenheimer funds, and

o     to certain  customers of broker-dealers  and financial  advisors that are identified  in  a  special  agreement  between  the  broker-dealer  or financial advisor and the Distributor for that purpose.

         The  sales   concession  and  the  advance  of  the  service  fee,  as
   described  in the  Prospectus,  will not be paid to  dealers  of  record  on sales of Class N shares on:
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or  more by a retirement  plan  that  pays  for the  purchase  with  the  redemption proceeds  of Class A shares of one or more  Oppenheimer  funds  (other
         than   rollovers  from  an   OppenheimerFunds-sponsored   Pinnacle  or
         Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases  of  Class  N  shares  in  amounts  of  $500,000  or  more by a retirement  plan  that  pays  for the  purchase  with  the  redemption proceeds  of Class C shares of one or more  Oppenheimer  funds held by the  plan  for  more  than one  year  (other  than  rollovers  from an
         OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k) plan to any
         IRA invested in the Oppenheimer funds), and
o     on  purchases   of  Class  N  shares  by  an   OppenheimerFunds-sponsored
         Pinnacle or Ascender  401(k)  plan made with the  redemption  proceeds of Class A shares of one or more Oppenheimer funds.

      No sales  concessions  will be paid to the  broker-dealer  of record,  as described  in the  Prospectus,  on sales of Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered as investment  options under a special  arrangement with the  Distributor,  if the purchase occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

      |X| Allocation of Expenses.  The Fund pays expenses  related to its daily operations,  such as custodian  fees,  Trustees'  fees,  transfer  agency fees, legal  fees and  auditing  costs.  Those  expenses  are paid out of the  Fund's assets and are not paid  directly  by  shareholders.  However,  those  expenses reduce the net asset values of shares,  and therefore are  indirectly  borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset  value,  dividends  and distributions  of the Fund's share  classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any  one  class  are allocated  pro rata to the shares of all classes.  The  allocation  is based on the  percentage  of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally  to each  outstanding  share  within a given class. Such general expenses include  management fees,  legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other   materials  for  current
shareholders,   fees  to  unaffiliated  Trustees,   custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,   interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular  class are allocated  equally to each  outstanding  share  within that class.  Examples of such expenses  include  distribution  and service plan (12b-1)  fees,  transfer and  shareholder  servicing agent fees and expenses,  and  shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Account  Fees.  As stated in the  Prospectus,  a $12 annual fee is  assessed on any  account  valued at less than $500.  This fee will not be  assessed  on the following accounts:
o     Accounts  that have balances  below $500 due to the automatic  conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan,  payroll  deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored  group  retirement  accounts  that are  making continuing purchases;
o     Certain accounts held by broker-dealers  through the National  Securities
      Clearing Corporation; and
o     Accounts  that  fall  below  the $500  threshold  due  solely  to  market fluctuations  within the 12-month  period  preceding  the date the fee is deducted.

      The fee is automatically  deducted from qualifying  accounts  annually on or about the  second to last  business  day of  September.  This  annual fee is waived  for any  shareholders  who  elect to  access  their  account  documents through  electronic  document  delivery rather than in paper copy and who elect to  utilize  the  Internet  or  PhoneLink  as their  primary  source  for their
general   servicing   needs.   To  sign   up  to   access   account   documents
electronically  via  eDocs  Direct,  please  visit  the  Service  Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.

Determination  of Net Asset  Values Per Share.  The net asset  values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close  of business  of  the  Exchange  on  each  day  that  the  Exchange  is  open.  The
calculation   is  done  by  dividing   the  value  of  the  Fund's  net  assets
attributable  to a class  by the  number  of  shares  of that  class  that  are outstanding.  The Exchange normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some other days (for example,  in case of weather  emergencies or on days  falling  before a U.S.  holiday).  All  references  to time in this
Statement of Additional  Information  mean "Eastern time".  The Exchange's most recent  annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin Luther King,  Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor  Day,  Thanksgiving  Day and
Christmas Day. It may also close on other days.

      Dealers  other  than  Exchange  members  may  conduct  trading in certain securities  on days on which the  Exchange is closed  (including  weekends  and holidays)  or after 4:00 P.M.  on a regular  business  day.  Because the Fund's net asset  values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when  shareholders may not  purchase  or redeem  shares.  Additionally,  trading on  European  and
Asian stock  exchanges  and  over-the-counter  markets  normally  is  completed before the close of the Exchange.

      Changes  in the  values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur  after the prices of those  securities are  determined,  but before the close of the  Exchange,  will not be reflected in the Fund's  calculation  of its net asset values that day unless the Manager determines  that the event is likely to effect a  material  change in the value of the security.  The Manager, or an internal valuation  committee  established by the Manager,  as  applicable,  may establish a valuation,  under  procedures established  by the  Board  and  subject  to  the  approval,  ratification  and confirmation by the Board at its next ensuing meeting.

      |X| Securities  Valuation.  The Fund's Board of Trustees has  established procedures  for the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:
o     Equity  securities  traded on a U.S.  securities  exchange  or on Nasdaq(R)
            are valued as follows:
1.     if last sale information is regularly  reported,  they are valued at the last  reported  sale price on the  principal  exchange  on which they are traded or on Nasdaq, as applicable, on that day, or
2.     if last sale  information  is not  available on a valuation  date,  they are  valued  at the  last  reported  sale  price  preceding  the valuation  date if it is within the spread of the closing  "bid"
               and  "asked"  prices on the  valuation  date or, if not,  at the closing "bid" price on the valuation date.
o     Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:
1.     at the last sale price  available  to the  pricing  service  approved by the Board of Trustees, or
2.     at the last sale price  obtained by the  Manager  from the report of the principal  exchange on which the  security is traded at its last trading session on or immediately before the valuation date, or
3.    at the mean  between  the  "bid" and  "asked"  prices  obtained  from the principal  exchange  on which the  security is traded or, on the basis of  reasonable  inquiry,  from two  market  makers  in the security.
o     Long-term  debt  securities  having a remaining  maturity in excess of 60 days are valued  based on the mean  between  the "bid" and  "asked"
            prices  determined by a portfolio  pricing service  approved by the
            Fund's  Board of  Trustees  or  obtained  by the  Manager  from two active  market  makers in the  security on the basis of  reasonable inquiry.
o     The  following  securities  are valued at the mean  between the "bid" and
            "asked"  prices  determined  by a pricing  service  approved by the
            Fund's  Board of  Trustees  or  obtained  by the  Manager  from two active  market  makers in the  security on the basis of  reasonable inquiry:
            1. debt  instruments  that  have a  maturity  of more than 397 days when issued,
            2. debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and
3.    non-money  market  debt  instruments  that had a maturity  of 397 days or less when  issued  and which  have a  remaining  maturity  of 60 days or less.
o     The following  securities are valued at cost,  adjusted for  amortization of premiums and accretion of discounts:
1.    money market debt securities  held by a non-money  market fund that had a maturity  of  less  than  397  days  when  issued  that  have  a remaining maturity of 60 days or less, and
2.    debt  instruments  held by a money  market  fund  that  have a  remaining maturity of 397 days or less.
o     Securities     (including     restricted     securities)    not    having
            readily-available  market  quotations  are  valued  at  fair  value determined under the Board's  procedures.  If the Manager is unable to locate two market  makers  willing  to give  quotes,  a security may be priced at the mean  between  the  "bid" and  "asked"  prices provided by a single  active  market maker (which in certain  cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government  securities,  mortgage-backed  securities, corporate bonds and foreign government  securities,  when last sale information is not generally  available,  the Manager may use pricing services  approved by the Board of  Trustees.  The pricing  service may use "matrix"  comparisons  to the  prices  for  comparable  instruments  on the basis of  quality,  yield and maturity.  Other  special  factors  may be  involved  (such  as the  tax-exempt status  of the  interest  paid  by  municipal  securities).  The  Manager  will monitor the  accuracy  of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to  actual  sales  prices of selected securities.

      The  closing  prices  in  the  London  foreign   exchange   market  on  a
particular  business day that are provided to the Manager by a bank,  dealer or pricing  service  that the Manager has  determined  to be reliable  are used to value foreign  currency,  including forward  contracts,  and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued  at the last  sale  price on the principal  exchange on which they are traded or on Nasdaq,  as  applicable,  as determined  by a pricing  service  approved  by the Board of Trustees or by the
Manager.  If there  were no sales  that day,  they  shall be valued at the last sale  price on the  preceding  trading  day if it is within  the  spread of the closing  "bid" and  "asked"  prices on the  principal  exchange or on Nasdaq on the  valuation  date.  If not,  the value shall be the closing bid price on the principal  exchange or on Nasdaq on the  valuation  date.  If the put,  call or future is not traded on an  exchange  or on  Nasdaq,  it shall be valued by the mean between "bid" and "asked"  prices  obtained by the Manager from two active market  makers.  In certain  cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option,  an amount equal to the premium  received is included in the Fund's  Statement of Assets and  Liabilities as an asset. An equivalent  credit  is  included  in  the  liability  section.  The  credit  is adjusted  ("marked-to-market")  to  reflect  the  current  market  value of the option.  In  determining  the  Fund's  gain  on  investments,  if a call or put written by the Fund is  exercised,  the proceeds  are  increased by the premium received.  If a call or put  written by the Fund  expires,  the Fund has a gain in the  amount of the  premium.  If the Fund  enters  into a  closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the  premium received  was more or less  than the cost of the  closing  transaction.  If the
Fund  exercises  a put it holds,  the amount the Fund  receives  on its sale of the  underlying  investment  is reduced  by the  amount of premium  paid by the
Fund.

How to Sell Shares

      The   information   below   supplements  the  terms  and  conditions  for
redeeming shares set forth in the Prospectus.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares  that  were  subject  to the Class B  contingent  deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge  only  in  Class A shares of the Fund or any of the other  Oppenheimer  funds into which shares of the Fund are  exchangeable  as  described  in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next  computed  after the Transfer
Agent receives the  reinvestment  order.  The shareholder must ask the Transfer
Agent for that privilege at the time of  reinvestment.  This privilege does not apply to Class C and  Class N  shares.  The Fund may  amend,  suspend  or cease offering this  reinvestment  privilege at any time as to shares  redeemed after the date of such amendment, suspension or cessation.

      Any  capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax  payable on that gain. If there has been a capital loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending on the timing and amount of the reinvestment.  Under the Internal  Revenue Code, if the redemption  proceeds of
Fund shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or  another  of the  Oppenheimer  funds  within 90 days of  payment of the sales  charge,  the  shareholder's  basis in the  shares  of the Fund that were redeemed  may not  include  the  amount of the sales  charge  paid.  That would reduce the loss or increase the gain recognized  from the redemption.  However, in that  case the  sales  charge  would be  added  to the  basis of the  shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that  payment for shares  tendered
for   redemption  is   ordinarily   made  in  cash.   However,   under  certain
circumstances,  the Board of Trustees of the Fund may  determine  that it would be  detrimental  to the best  interests of the  remaining  shareholders  of the
Fund to make  payment of a redemption  order wholly or partly in cash.  In that case,  the  Fund  may pay the  redemption  proceeds  in  whole  or in part by a distribution  "in kind" of liquid  securities  from the  portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed  by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares  solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the  Fund during any 90-day  period for any one  shareholder.  If shares are  redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other  costs in selling the  securities for cash.  The Fund will value  securities  used to pay redemptions  in  kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities  described above under "Determination of Net Asset Values
Per Share." That  valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's  Board of Trustees has the right to cause the  involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less  than $200 or such  lesser  amount as the Board may fix.  The Board  will not  cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares  has fallen below the stated minimum solely as a result of market  fluctuations.  If the  Board  exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in  question  (not less than 30 days).
The Board may  alternatively  set  requirements for the shareholder to increase the  investment,  or set other terms and  conditions  so that the shares  would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred  sales charge of any class at the time of  transfer to the name of another  person or entity.  It does not matter  whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or  indirectly,  a public sale of the shares.  When  shares  subject  to  a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares  will remain  subject to the  contingent deferred sales charge.  It will be calculated as if the transferee  shareholder had  acquired  the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an  account  are  transferred,  and some but not all shares in the  account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities  described in the  Prospectus  under "How to Buy Shares" for the  imposition  of the Class B,
Class C and Class N  contingent  deferred  sales  charge  will be  followed  in determining the order in which shares are transferred.

Distributions   From  Retirement  Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7) custodial plans,  401(k) plans or pension or profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the Transfer  Agent at its
address  listed in "How To Sell Shares" in the  Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties  if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other  redemption requirements.

      Participants    (other   than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or profit-sharing  plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not  directly  request redemption of their  accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and  profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue  Code and certain  documents
(available  from the  Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may  be  made.  Distributions  from retirement  plans are subject to  withholding  requirements  under the Internal
Revenue Code,  and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or  the distribution  may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax  identification  number,  the Internal  Revenue Code requires that tax be withheld  from any  distribution  even if the  shareholder elects not to have tax withheld. The
Fund,  the  Manager,  the  Distributor,   and  the  Transfer  Agent  assume  no
responsibility  to determine  whether a  distribution  satisfies the conditions of  applicable  tax  laws and will  not be  responsible  for any tax  penalties assessed in connection with a distribution.

Special  Arrangements  for  Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the  Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their  customers.  Shareholders  should contact their  broker or dealer to  arrange  this type of  redemption.  The  repurchase price  per  share  will  be  the  net  asset  value  next  computed  after  the
Distributor  receives an order placed by the dealer or broker.  However, if the
Distributor  receives  a  repurchase  order  from a dealer or broker  after the close of the Exchange on a regular  business  day, it will be processed at that day's net asset  value if the order was  received  by the dealer or broker from its customers  prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00 P.M.,  but may do so earlier  on some  days.  Additionally,  the order must have been  transmitted to and received by the  Distributor  prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer   under  this
procedure,  payment  will be made within three  business  days after the shares have been redeemed upon the  Distributor's  receipt of the required  redemption documents in proper form.  The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors  owning shares of the Fund valued at $5,000 or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan. Shares will be redeemed  three  business days prior to the date  requested by the  shareholder for receipt of the  payment.  Automatic  withdrawals  of up to $1,500 per month may be requested  by  telephone if payments are to be made by check  payable to all  shareholders  of  record.  Payments  must also be sent to the  address  of record for the account and the address  must not have been  changed  within the prior 30 days. Required minimum  distributions from  OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments   are  normally   made  by  check,   but   shareholders   having
AccountLink   privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments  transferred to the bank account designated on the account  application  or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are  normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three  business days before the payment  transmittal  date you select in the  account  application.  If a  contingent  deferred  sales  charge applies to the  redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund  cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering  these plans at any time without  prior notice.  Because of the sales charge  assessed on Class A share  purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating  in an Automatic  Withdrawal Plan.
Class B,  Class C and  Class N  shareholders  should  not  establish  automatic withdrawal  plans,  because  of the  potential  imposition  of  the  contingent deferred  sales charge on such  withdrawals  (except where the Class B, Class C or  Class N  contingent  deferred  sales  charge  is  waived  as  described  in
Appendix B to this Statement of Additional Information).

      By requesting an Automatic  Withdrawal or Exchange Plan, the  shareholder agrees to the terms and conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the Fund  and/or  the
Distributor.   When  adopted,   any  amendments  will  automatically  apply  to
existing Plans.

      |X| Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for  shares
(of the same  class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual  or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account  is $50.
Instructions  should  be  provided  on  the  OppenheimerFunds   Application  or
signature-guaranteed  instructions.   Exchanges  made  under  these  plans  are
subject to the  restrictions  that apply to  exchanges  as set forth in "How to
Exchange  Shares" in the  Prospectus  and below in this Statement of Additional
Information.

      |X|  Automatic   Withdrawal  Plans.  Fund  shares  will  be  redeemed  as
necessary to meet withdrawal  payments.  Shares acquired without a sales charge will be redeemed first.  Shares acquired with reinvested  dividends and capital gains  distributions will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn,  the investor's principal may be depleted.  Payments made under these plans  should not be  considered  as a yield or income on your investment.

      The Transfer Agent will  administer the investor's  Automatic  Withdrawal
Plan as agent for the  shareholder(s)  (the "Planholder") who executed the Plan authorization  and  application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any  liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in  good  faith  to administer the Plan.  Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under  the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder  on the records of the
Fund.  Any  share   certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer  Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on  shares  held in the account may be paid in cash or reinvested.

      Shares  will be  redeemed  to make  withdrawal  payments at the net asset value  per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally  be transmitted  three  business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing  by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of  disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after   mailing  such
notification  for the  requested  change to be put in  effect.  The  Planholder may,  at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the Plan.  That  notice must be in
proper  form  in  accordance  with  the   requirements   of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent  will  redeem the number  of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan  at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions  to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent  will also  terminate  a Plan upon its receipt  of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer  Agent or the Fund,  shares that have not been  redeemed  will be held in  uncertificated
form  in  the  name  of  the  Planholder.   The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until   proper
instructions  are  received  from  the  Planholder,  his  or  her  executor  or guardian, or another authorized person.

      To use Class A shares held under the Plan as collateral  for a debt,  the
Planholder  may  request  issuance  of a portion of the shares in  certificated form.  Upon  written  request  from the  Planholder,  the  Transfer  Agent will determine  the number of shares for which a certificate  may be issued  without causing the  withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer  agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer  agent to act as agent in administering the Plan.

How to Exchange Shares

      As  stated  in  the   Prospectus,   shares  of  a  particular   class  of
Oppenheimer  funds having more than one class of shares may be  exchanged  only
for  shares  of  the  same  class  of  other  Oppenheimer   funds.   Shares  of
Oppenheimer  funds that have a single  class  without a class  designation  are deemed  "Class A"  shares  for this  purpose.  You can  obtain a  current  list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           Centennial New York Tax Exempt
                                              Trust
      Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
      Centennial Government Trust             Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free New York          Oppenheimer Pennsylvania Municipal
      Municipals                             Fund
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Limited Term Municipal     Oppenheimer Senior Floating Rate
      Fund                                   Fund
      Oppenheimer Municipal Bond Fund        Limited Term New York Municipal Fund
      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free New York          Oppenheimer Limited Term Municipal Fund
      Municipals
      Oppenheimer California Municipal Fund  Oppenheimer Multiple Strategies Fund
      Oppenheimer Capital Income Fund        Oppenheimer New Jersey Municipal Fund
      Oppenheimer Cash Reserves              Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Champion Income Fund       Oppenheimer Principal Protected Main
                                             Street Fund
      Oppenheimer Convertible Securities     Oppenheimer Quest Capital Value Fund,
      Fund                                   Inc.
      Oppenheimer Disciplined Allocation     Oppenheimer Quest International Value
      Fund                                   Fund, Inc.
      Oppenheimer Developing Markets Fund    Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Gold & Special Minerals    Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Small Cap Value Fund
      Oppenheimer International Growth Fund  Oppenheimer Total Return Bond Fund
      Oppenheimer International Small        Limited Term New York Municipal Fund
      Company Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
   plans.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may  be
   exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of shares of any class of any other  Oppenheimer
   funds   except  Class  A  shares  of   Oppenheimer   Money  Market  Fund  or
   Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York  Municipal  Fund may be exchanged only for Class B shares of other  Oppenheimer  funds and no exchanges may be made to Class X shares.
o     Shares of  Oppenheimer  Capital  Preservation  Fund may not be  exchanged for  shares  of  Oppenheimer  Money  Market  Fund,  Inc.,  Oppenheimer  Cash
   Reserves or Oppenheimer  Limited-Term  Government Fund. Only participants in
   certain  retirement  plans  may  purchase  shares  of  Oppenheimer   Capital
   Preservation  Fund,  and only  those  participants  may  exchange  shares of other  Oppenheimer  funds for  shares of  Oppenheimer  Capital  Preservation
   Fund.
o     Class  A  shares  of  Oppenheimer  Senior  Floating  Rate  Fund  are  not
   available  by exchange of shares of  Oppenheimer  Money Market Fund or Class
   A shares of Oppenheimer Cash Reserves.
o     Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of any money  market fund offered by the  Distributor.  Shares of any money  market fund  purchased  without a sales  charge may be  exchanged for shares of  Oppenheimer  funds  offered  with a sales charge upon payment of  the  sales  charge.  They  may  also  be  used  to  purchase  shares  of
   Oppenheimer  funds  subject  to an early  withdrawal  charge  or  contingent deferred sales charge.
o     Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with  the redemption  proceeds  of shares of other  mutual  funds  (other  than  funds managed by the  Manager  or its  subsidiaries)  redeemed  within the 30 days prior to that  purchase may  subsequently  be exchanged  for shares of other
   Oppenheimer  funds  without  being  subject  to an initial  sales  charge or contingent  deferred  sales  charge.  To  qualify  for that  privilege,  the
   investor  or  the   investor's   dealer  must  notify  the   Distributor  of
   eligibility  for this privilege at the time the shares of Oppenheimer  Money
   Market Fund,  Inc. are  purchased.  If requested,  they must supply proof of entitlement to this privilege.
o     Shares  of  the  Fund   acquired  by   reinvestment   of   dividends   or
   distributions  from  any of the  other  Oppenheimer  funds  or from any unit investment  trust for which  reinvestment  arrangements  have been made with the  Distributor  may be  exchanged  at net asset value for shares of any of the Oppenheimer funds.

o     Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund  may be
   exchanged  at net asset  value for shares of any of the  Oppenheimer  funds.
   However,  shareholders  are  not  permitted  to  exchange  shares  of  other
   Oppenheimer  funds  for  shares  of  Oppenheimer  Principal  Protected  Main
   Street Fund until after the expiration of the warranty period (8/5/2010).

      The Fund may amend,  suspend or terminate  the exchange  privilege at any time.  Although the Fund may impose these  changes at any time, it will provide you  with  notice  of  those  changes  whenever  it  is  required  to  do so by applicable  law.  It may be  required  to  provide  60  days'  notice  prior to materially amending or terminating the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.   No
contingent  deferred  sales  charge is  imposed on  exchanges  of shares of any class  purchased  subject  to a  contingent  deferred  sales  charge,  with the following exceptions:
o     When  Class A  shares  of any  Oppenheimer  fund  (other  than  Rochester
         National  Municipals  and  Rochester  Fund  Municipals)   acquired  by
         exchange of Class A shares of any Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales charge are redeemed  within 18 months  measured  from  the  beginning  of the  calendar  month of the initial  purchase  of the  exchanged  Class  A  shares,  the  Class  A contingent deferred sales charge is imposed on the redeemed shares.
o     When Class A shares of Rochester  National  Municipals and Rochester Fund
         Municipals  acquired by exchange of Class A shares of any  Oppenheimer fund purchased  subject to a Class A contingent  deferred sales charge are redeemed  within 24 months of the beginning of the calendar  month of the initial  purchase of the exchanged Class A shares,  the Class A contingent deferred sales charge is imposed on the redeemed shares.
o     If any  Class A shares of  another  Oppenheimer  fund that are  exchanged for  Class A shares  of  Oppenheimer  Senior  Floating  Rate  Fund are subject to the Class A contingent  deferred  sales charge of the other
         Oppenheimer  fund at the time of  exchange,  the  holding  period  for that Class A contingent  deferred  sales charge will carry over to the
         Class A shares of  Oppenheimer  Senior  Floating Rate Fund acquired in the exchange.  The Class A shares of Oppenheimer  Senior Floating Rate
         Fund  acquired in that  exchange  will be subject to the Class A Early
         Withdrawal  Charge of  Oppenheimer  Senior  Floating Rate Fund if they are repurchased before the expiration of the holding period.
o     When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
         Market  Fund,  Inc.  acquired  by  exchange  of Class A shares  of any
         Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales  charge are  redeemed  within the Class A holding  period of the fund from  which the shares  were  exchanged,  the Class A  contingent deferred  sales  charge  of  the  fund  from  which  the  shares  were exchanged is imposed on the redeemed shares.
o     With  respect to Class B shares,  the Class B contingent  deferred  sales charge is imposed on Class B shares  acquired  by exchange if they are redeemed  within six years of the initial  purchase  of the  exchanged
         Class B shares.
o     With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired  by exchange if they are redeemed  within 12 months of the initial  purchase  of the  exchanged
         Class C shares.
o     With respect to Class N shares,  a 1%  contingent  deferred  sales charge will be  imposed  if the  retirement  plan  (not  including  IRAs  and
         403(b)  plans)  is  terminated  or Class N shares  of all  Oppenheimer funds are  terminated as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first  purchase of  Class N  shares  of any  Oppenheimer  fund or with  respect  to an individual  retirement  plan  or  403(b)  plan,  Class  N  shares  are redeemed  within 18 months of the  plan's  first  purchase  of Class N shares of any Oppenheimer fund.
o     When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the  priorities  described  in "How To Buy  Shares"  in the
         Prospectus  for the  imposition  of the  Class  B,  Class C or Class N contingent  deferred sales charge will be followed in determining  the order in which the shares are  exchanged.  Before  exchanging  shares, shareholders  should  take into  account how the  exchange  may affect any  contingent  deferred  sales  charge  that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares of more than one class  must  specify  which class of shares they wish to exchange.

      |X| Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject  telephone or written exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests  for  exchanges of up to 50 accounts per day from  representatives  of authorized  dealers that qualify for this privilege.

|X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|  Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer  Agent  receives an exchange  request in proper  form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased  on the  Redemption  Date,  but such  purchases  may be delayed  by  either  fund up to five  business  days if it  determines  that it would be  disadvantaged  by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to  refuse  any  exchange request  that may  disadvantage  it. For  example,  if the  receipt of multiple exchange  requests  from a dealer might  require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous  to the Fund, the Fund may refuse the request.  When you exchange  some or all of your shares from  one  fund to  another,  any  special  account  feature  such as an  Asset
Builder Plan or  Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless  you tell the  Transfer  Agent not to do so.  However,  special
redemption  and  exchange  features  such  as  Automatic   Exchange  Plans  and
Automatic  Withdrawal  Plans  cannot be switched  to an account in  Oppenheimer
Senior Floating Rate Fund.

      In connection with any exchange  request,  the number of shares exchanged may be less than the number  requested if the exchange or the number  requested would include shares  subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would  include  shares  covered by a share  certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have  different investment  objectives,  policies and risks.  A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and  should be aware  of  the  tax  consequences  of  an  exchange.  For  federal  income  tax purposes,  an exchange  transaction is treated as a redemption of shares of one fund and a purchase  of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax  consequences of reinvestment of redemption  proceeds in such cases.  The Fund,  the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal  advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend  rate and there can be no assurance as to the payment of any  dividends or the  realization  of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time  depending on market  conditions,  the  composition of the Fund's  portfolio,  and expenses  borne by the Fund or borne  separately by a class.  Dividends  are  calculated  in the same manner,  at the same time, and on the same day for each class of shares.  However,  dividends  on Class B,
Class C and Class N shares are  expected to be lower than  dividends on Class A shares.  That is  because  of the  effect of the  asset-based  sales  charge on
Class B,  Class C and  Class N shares.  Those  dividends  will  also  differ in amount  as a  consequence  of any  difference  in the net  asset  values of the different classes of shares.

      Dividends,  distributions  and proceeds of the  redemption of Fund shares represented  by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be invested in shares of  Oppenheimer  Money  Market  Fund,
Inc.  Reinvestment  will be made as promptly  as  possible  after the return of such checks to the Transfer  Agent,  to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state  escheatment laws,  and the Fund and the Transfer  Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions  and Redemptions of Shares.
The  federal  tax   treatment  of  the  Fund's   dividends  and  capital  gains
distributions is briefly  highlighted in the Prospectus.  The following is only a summary of certain  additional  tax  considerations  generally  affecting the
Fund and its shareholders.

      The tax  discussion in the  Prospectus  and this  Statement of Additional
Information  is based on tax law in  effect on the date of the  Prospectus  and this Statement of Additional  Information.  Those laws and  regulations  may be changed by legislative,  judicial,  or  administrative  action,  sometimes with
retroactive   effect.   State  and  local  tax  treatment  of  ordinary  income
dividends and capital gain dividends from  regulated  investment  companies may differ from the  treatment  under the Internal  Revenue Code  described  below.
Potential  purchasers  of  shares of the Fund are  urged to  consult  their tax advisers  with  specific  reference to their own tax  circumstances  as well as
the   consequences  of  federal,   state  and  local  tax  rules  affecting  an
investment in the Fund.

      |X|  Qualification  as a  Regulated  Investment  Company.  The  Fund  has
elected to be taxed as a regulated  investment  company  under  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended.  As a  regulated  investment company,  the Fund is not  subject to federal  income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and  other taxable  ordinary  income,  net of expenses)  and capital gain net income (that is, the excess of net  long-term  capital  gains  over net  short-term  capital losses) that it distributes to  shareholders.  That  qualification  enables the
Fund to "pass  through" its income and realized  capital gains to  shareholders without  having to pay tax on them.  This avoids a "double  tax" on that income and capital gains, since  shareholders  normally will be taxed on the dividends and capital  gains they  receive  from the Fund  (unless  their Fund shares are held in a  retirement  account or the  shareholder  is  otherwise  exempt  from tax).

      The Internal  Revenue Code  contains a number of complex  tests  relating to  qualification  that the Fund might not meet in a particular year. If it did not qualify as a regulated  investment  company,  the Fund would be treated for tax  purposes as an ordinary  corporation  and would  receive no tax  deduction for payments made to shareholders.

      To qualify as a regulated  investment  company,  the Fund must distribute at  least  90%  of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess  of net  short-term  capital  gain over net long-term  capital  loss) for the  taxable  year.  The Fund  must also  satisfy certain other  requirements  of the Internal  Revenue  Code,  some of which are described  below.  Distributions  by the Fund made during the taxable  year or, under  specified  circumstances,  within  12  months  after  the  close  of the taxable  year,  will be  considered  distributions  of income and gains for the
taxable   year  and  will   therefore   count   toward   satisfaction   of  the
above-mentioned requirement.

      To qualify as a  regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest,  certain payments with respect  to  securities  loans,  gains  from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency  gains are directly related to the regulated  investment  company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying  the  requirements  described  above,  the Fund must satisfy an asset  diversification  test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter  of the
Fund's  taxable  year,  at least 50% of the  value of the  Fund's  assets  must consist  of cash  and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other   regulated   investment   companies,   and
securities of other  issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than  5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund  must not hold more than 10% of the  outstanding  voting  securities  of each such issuer.  No more than 25% of the value of its total  assets may be  invested  in the  securities  of any one
issuer  (other  than  U.S.  government   securities  and  securities  of  other
regulated  investment  companies),  or in two or more  issuers  which  the Fund controls  and which are  engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued  or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated  as U.S.
government securities.

|X|   Excise  Tax  on  Regulated  Investment  Companies.   Under  the  Internal
Revenue Code,  by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income  earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized  in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not,  the
Fund must pay an excise tax on the amounts  not  distributed.  It is  presently
anticipated  that  the  Fund  will  meet  those  requirements.   To  meet  this
requirement,  in certain  circumstances the Fund might be required to liquidate portfolio  investments  to make  sufficient  distributions  to avoid excise tax liability.  However,  the Board of Trustees and the Manager might  determine in a particular  year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce  the amount of income or capital gains available for distribution to shareholders.

      |X| Taxation of Fund  Distributions.  The Fund  anticipates  distributing substantially  all of its  investment  company  taxable income for each taxable year.  Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special   provisions   of  the   Internal   Revenue  Code  govern  the
eligibility of the Fund's  dividends for the  dividends-received  deduction for
corporate   shareholders.   Long-term  capital  gains   distributions  are  not
eligible for the  deduction.  The amount of dividends paid by the Fund that may qualify for the  deduction  is limited to the  aggregate  amount of  qualifying dividends  that the Fund derives from portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible  for the  deduction  on  dividends  paid on Fund shares held for 45 days or less.  To the  extent  the  Fund's  dividends  are  derived  from gross income from  option  premiums,  interest  income or  short-term  gains from the sale of  securities or dividends  from foreign  corporations,  those  dividends will not qualify for the deduction.

         The Fund may  either  retain or  distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any  such  amounts.  If  net  long  term  capital  gains  are  distributed  and designated as a capital gain  distribution,  it will be taxable to shareholders as a long-term  capital  gain and will be properly  identified  in reports sent to  shareholders  in January of each year.  Such treatment will apply no matter how long the  shareholder  has held his or her shares or whether  that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund  elects  to retain  its net  capital  gain,  the Fund will be subject  to tax on it at the 35%  corporate  tax  rate.  If the Fund  elects to retain its net capital gain,  the Fund will provide to  shareholders  of record on the  last day of its  taxable  year  information  regarding  their  pro rata share  of the  gain  and  tax  paid.  As a  result,  each  shareholder  will be required  to report  his or her pro rata share of such gain on their tax return as long-term  capital  gain,  will receive a refundable  tax credit for his/her pro rata share of tax paid by the Fund on the gain,  and will  increase the tax basis for his/her  shares by an amount  equal to the deemed  distribution  less the tax credit.

      Investment  income that may be received by the Fund from  sources  within foreign  countries may be subject to foreign taxes withheld at the source.  The
United States has entered into tax treaties with many foreign  countries  which entitle  the  Fund to a  reduced  rate of,  or  exemption  from,  taxes on such income.

      Distributions  by  the  Fund  that  do  not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be  treated  as a  return  of capital  to the  extent of the  shareholder's  tax basis in their  shares.  Any excess  will be treated  as gain from the sale of those  shares,  as  discussed below.  Shareholders  will be advised  annually as to the U.S.  federal  income tax  consequences  of  distributions  made (or deemed made) during the year. If
prior   distributions  made  by  the  Fund  must  be   re-characterized   as  a
non-taxable  return of  capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment  policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner  described above regardless  of whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as receiving a distribution  in an  amount  equal  to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be  required in certain  cases to withhold  28% of ordinary
income  dividends,   capital  gains  distributions  and  the  proceeds  of  the redemption of shares,  paid to any  shareholder (1) who has failed to provide a correct  taxpayer  identification  number or to  properly  certify  that number when required,  (2) who is subject to backup  withholding for failure to report the receipt of interest or dividend income  properly,  or (3) who has failed to certify to the Fund that the  shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a  corporation).  All income and any tax withheld  by the  Fund is  remitted  by the Fund to the  U.S.  Treasury  and is identified in reports mailed to shareholders in January of each year.

      |X| Tax Effects of  Redemptions of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder  will recognize a gain or loss on the  redeemed  shares  in an  amount  equal to the  difference  between  the proceeds of the  redeemed  shares and the  shareholder's  adjusted tax basis in the  shares.  All or a portion  of any loss  recognized  in that  manner may be disallowed  if the  shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

      In general,  any gain or loss  arising from the  redemption  of shares of the Fund will be  considered  capital gain or loss,  if the shares were held as a capital asset.  It will be long-term  capital gain or loss if the shares were held for more  than one  year.  However,  any  capital  loss  arising  from the redemption  of  shares  held  for six  months  or less  will  be  treated  as a long-term  capital loss to the extent of the amount of capital  gain  dividends received on those  shares.  Special  holding  period  rules under the  Internal
Revenue Code apply in this case to determine  the holding  period of shares and there are limits on the deductibility of capital losses in any year.

      |X| Foreign  Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign  person (to include,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct of a U.S.  trade or business.  Typically,  ordinary  income  dividends  paid from a mutual fund are not considered "effectively connected" income.

      Ordinary  income  dividends that are paid by the Fund (and are deemed not
"effectively  connected  income") to foreign  persons will be subject to a U.S.
tax  withheld  by the  Fund at a rate of  28%,  provided  the  Fund  obtains  a properly  completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the foreign  person's  country of residence has a tax treaty with the U.S.  allowing for a reduced tax rate on ordinary income  dividends paid by the Fund.  All income and any tax  withheld by the Fund is remitted by the Fund to the U.S.  Treasury and is identified in reports  mailed to  shareholders  in
March of each year.

      If  the  ordinary   income   dividends  from  the  Fund  are  effectively
   connected  with the  conduct  of a U.S.  trade or  business,  then the  foreign person may claim an exemption  from the U.S. tax described  above  provided the
Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.
If the  foreign  person  fails to provide a  certification  of his/her  foreign status,  the Fund will be  required to  withhold  U.S.  tax at a rate of 28% on ordinary  income  dividends,  capital gains  distributions  and the proceeds of the redemption of shares,  paid to any foreign  person.  All income and any tax withheld  (in this  situation)  by the Fund is remitted by the Fund to the U.S.
Treasury and is  identified  in reports  mailed to  shareholders  in January of each year.

      The tax  consequences to foreign  persons  entitled to claim the benefits of an  applicable  tax treaty may be  different  from those  described  herein.
Foreign  shareholders  are urged to consult  their own tax advisors or the U.S.
Internal  Revenue  Service with respect to the particular tax  consequences  to them of an investment  in the Fund,  including  the  applicability  of the U.S.
withholding taxes described above.

Dividend  Reinvestment  in Another Fund.  Shareholders of the Fund may elect to reinvest all  dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed  above.  Reinvestment will be made  without  sales  charge at the net asset value per share in effect at the close of business on the payable date of the  dividend or  distribution.
To elect  this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund   selected  for
reinvestment.  Otherwise  the  shareholder  first must obtain a prospectus  for that fund and an  application  from the  Distributor  to  establish an account.
Dividends and/or  distributions  from shares of certain other Oppenheimer funds
(other than  Oppenheimer  Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers  and
other   financial    institutions    that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary  of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes  shares of the other
Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services,  the Fund's Transfer Agent, is
a  division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and  for  paying dividends  and  distributions  to  shareholders.  It also  handles  shareholder servicing and  administrative  functions.  It serves as the Transfer  Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders  should direct inquiries about their accounts to the Transfer  Agent at the address and  toll-free  numbers shown on the back cover.

The Custodian.  JPMorgan Chase Bank is the custodian of the Fund's assets.  The custodian's  responsibilities  include  safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such  securities to and from the  Fund.  It is the  practice  of the Fund to deal  with the  custodian  in a manner  uninfluenced  by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of $100,000 are not  protected by federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG LLP is the independent  auditors of the Fund. They
audit  the  Fund's  financial   statements  and  perform  other  related  audit
services.  They also act as  auditors  for certain  other funds  advised by the
Manager and its affiliates.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer International Small Company Fund:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer International Small Company Fund, including the statement of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer International Small Company Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
 KPMG LLP

 Denver, Colorado
 September 22, 2003

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  August 31, 2003
--------------------------------------------------------------------------------

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Common Stocks--91.6%
--------------------------------------------------------------------------------
 Consumer Discretionary--21.1%
--------------------------------------------------------------------------------
 Distributors--1.2%
 Medion AG                                               50,000   $   2,008,607
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--0.7%
 Berjaya Sports
 Toto Berhad                                          1,100,000       1,221,579
--------------------------------------------------------------------------------
 Household Durables--2.1%
 Saeco International
 Group SpA                                            1,000,000       3,579,153
--------------------------------------------------------------------------------
 Internet & Catalog Retail--3.1%
 Rakuten, Inc.                                            2,200       5,185,122
--------------------------------------------------------------------------------
 Leisure Equipment & Products--1.4%
 Noritsu Koki Co. Ltd.                                   35,000       1,259,856
--------------------------------------------------------------------------------
 Zapf Creation AG                                        30,000       1,073,417
                                                                  --------------
                                                                      2,333,273

--------------------------------------------------------------------------------
 Media--6.8%
 Balaji Telefilms Ltd.                                1,730,000       2,677,651
--------------------------------------------------------------------------------
 Grupo Radio
 Centro SA de CV,
 Sponsored ADR                                          395,000       1,975,000
--------------------------------------------------------------------------------
 HIT Entertainment plc                                  300,000       1,214,167
--------------------------------------------------------------------------------
 Impresa-Sociedade
 Gestora de
 Participacoes SA 1                                     400,000       1,163,774
--------------------------------------------------------------------------------
 Macmillan India Ltd.                                   200,000         959,860
--------------------------------------------------------------------------------
 Navneet
 Publications India                                      36,438         111,762
--------------------------------------------------------------------------------
 Toei Animation
 Co. Ltd.                                                20,000       1,131,299
--------------------------------------------------------------------------------
 Village
 Roadshow Ltd. 1                                      2,500,000       2,297,738
                                                                  --------------
                                                                     11,531,251

--------------------------------------------------------------------------------
 Multiline Retail--2.0%
 Mothercare plc 1                                       600,000       1,825,688
--------------------------------------------------------------------------------
 Stockmann AB, Cl. A                                     90,000       1,573,071
                                                                  --------------
                                                                      3,398,759

--------------------------------------------------------------------------------
 Specialty Retail--1.5%
 Pantaloon
 Retail India Ltd. 1                                    209,809         779,689
--------------------------------------------------------------------------------
 Point, Inc.                                             90,000       1,812,650
                                                                  --------------
                                                                      2,592,339

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--2.3%
 Folli-Follie SA                                        100,000   $   1,993,786
--------------------------------------------------------------------------------
 Tod's SpA                                               50,000       1,882,898
                                                                  --------------
                                                                      3,876,684

--------------------------------------------------------------------------------
 Consumer Staples--6.7%
--------------------------------------------------------------------------------
 Beverages--1.2%
 Southcorp
 Holdings Ltd.                                        1,000,000       2,000,002
--------------------------------------------------------------------------------
 Food Products--3.3%
 Lindt & Spruengli AG                                       560       3,798,508
--------------------------------------------------------------------------------
 Thorntons plc                                        1,000,000       1,850,648
                                                                  --------------
                                                                      5,649,156

--------------------------------------------------------------------------------
 Household Products--2.2%
 Marico
 Industries Ltd. 1,2                                    875,946         257,968
--------------------------------------------------------------------------------
 Marico Industries Ltd.                                 750,000       3,496,401
                                                                  --------------
                                                                      3,754,369

--------------------------------------------------------------------------------
 Financials--15.7%
--------------------------------------------------------------------------------
 Commercial Banks--2.0%
 Banco Latinoamericano
 de Exportaciones
 SA, Cl. E 1                                            300,000       3,339,000
--------------------------------------------------------------------------------
 Diversified Financial Services--9.3%
 Collins Stewart
 Tullett plc                                            300,000       1,835,843
--------------------------------------------------------------------------------
 Credit Rating
 Information Services
 of India Ltd.                                          286,126       2,403,733
--------------------------------------------------------------------------------
 Matsui Securities
 Co. Ltd.                                               200,000       2,673,980
--------------------------------------------------------------------------------
 MLP AG 1                                               200,000       2,790,861
--------------------------------------------------------------------------------
 SFCG Co. Ltd.                                           30,000       3,445,321
--------------------------------------------------------------------------------
 Van der Moolen
 Holding NV                                             200,000       2,659,113
                                                                  --------------
                                                                     15,808,851

--------------------------------------------------------------------------------
 Real Estate--4.4%
 Kennedy-Wilson
 Japan 1                                                  1,606       3,014,347
--------------------------------------------------------------------------------
 Leopalace21 Corp.                                      550,000       4,473,346
                                                                  --------------
                                                                      7,487,693

10 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Health Care--12.5%
--------------------------------------------------------------------------------
 Biotechnology--2.7%
 Berna Biotech AG 1                                      72,000   $     822,534
--------------------------------------------------------------------------------
 Chr. Hansen Holding AS, Cl. B                           50,000       2,180,839
--------------------------------------------------------------------------------
 Q-Med AB 1                                             100,000       1,560,781
                                                                  --------------
                                                                      4,564,154

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--1.8%
 Elekta AB, B Shares 1                                  100,000       1,483,040
--------------------------------------------------------------------------------
 Ortivus AB, B Shares 1                                 450,000       1,480,051
                                                                  --------------
                                                                      2,963,091

--------------------------------------------------------------------------------
 Health Care Providers & Services--2.6%
 Nicox SA 1                                             693,000       4,488,983
--------------------------------------------------------------------------------
 Pharmaceuticals--5.4%
 Norwood
 Abbey Ltd. 1                                         4,000,000       3,106,800
--------------------------------------------------------------------------------
 Novogen Ltd. 1                                         485,000       1,541,329
--------------------------------------------------------------------------------
 SkyePharma plc 1                                     1,506,550       1,572,771
--------------------------------------------------------------------------------
 Tsumura & Co. 1                                        350,000       2,921,666
                                                                  --------------
                                                                      9,142,566

--------------------------------------------------------------------------------
 Industrials--14.3%
--------------------------------------------------------------------------------
 Airlines--1.0%
 Koninklijke
 Luchtvaart
 Maatschappij
 NV (KLM)                                               150,000       1,666,612
--------------------------------------------------------------------------------
 Commercial Services & Supplies--4.9%
 BTG plc 1                                              500,000       2,463,576
--------------------------------------------------------------------------------
 Buhrmann NV 1                                          200,000       1,649,045
--------------------------------------------------------------------------------
 Drake Beam
 Morin-Japan, Inc.                                       86,800       2,231,745
--------------------------------------------------------------------------------
 Iroonet Co. Ltd.                                       300,000       1,960,535
                                                                  --------------
                                                                      8,304,901

--------------------------------------------------------------------------------
 Construction & Engineering--1.0%
 Koninklijke Boskalis
 Westminster NV                                          74,560       1,710,861
--------------------------------------------------------------------------------
 Electrical Equipment--1.9%
 Cosel Co. Ltd.                                         100,000       2,271,169
--------------------------------------------------------------------------------
 Electrovaya, Inc. 1,3                                3,601,900         753,020
--------------------------------------------------------------------------------
 SGL Carbon AG 1                                         14,550         284,345
                                                                  --------------
                                                                      3,308,534

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Industrial Conglomerates--1.3%
 Aalberts
 Industries NV                                          102,578   $   2,196,097
--------------------------------------------------------------------------------
 Machinery--2.8%
 Ashok Leyland Ltd.                                     900,000       3,193,390
--------------------------------------------------------------------------------
 Shima Seiki
 Manufacturing Ltd.                                      35,000       1,310,850
--------------------------------------------------------------------------------
 ZENON
 Environmental, Inc. 1                                   25,000         287,460
                                                                  --------------
                                                                      4,791,700

--------------------------------------------------------------------------------
 Road & Rail--1.4%
 ComfortDelGro
 Corp. Ltd. 1                                         5,000,000       2,324,719
--------------------------------------------------------------------------------
 Information Technology--15.5%
--------------------------------------------------------------------------------
 Communications Equipment--1.5%
 Toyo Communication
 Equipment Co. Ltd. 1                                   461,000       2,497,017
--------------------------------------------------------------------------------
 Computers & Peripherals--1.9%
 Logitech
 International SA 1                                     100,000       3,213,023
--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--3.0%
 Epcos AG 1                                             150,000       2,527,914
--------------------------------------------------------------------------------
 Tandberg ASA 1                                         400,000       2,625,348
                                                                  --------------
                                                                      5,153,262

--------------------------------------------------------------------------------
 Internet Software & Services--1.8%
 NCsoft Corp.                                            60,000       3,085,933
--------------------------------------------------------------------------------
 IT Services--2.1%
 SSI Ltd.                                               620,000       1,357,264
--------------------------------------------------------------------------------
 United Internet AG                                     110,000       2,113,457
                                                                  --------------
                                                                      3,470,721

--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--3.1%
 ARM Holdings plc 1                                   2,000,000       3,574,756
--------------------------------------------------------------------------------
 ASM International NV 1                                  90,000       1,634,400
                                                                  --------------
                                                                      5,209,156

--------------------------------------------------------------------------------
 Software--2.1%
 Eidos plc 1                                            400,000         813,020
--------------------------------------------------------------------------------
 Intelligent Wave, Inc.                                   2,590       2,819,078
                                                                  --------------
                                                                      3,632,098

--------------------------------------------------------------------------------
 Telecommunication Services--5.0%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--5.0%
 Song Networks
 Holding AB 1                                           700,000       4,562,742

11 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Diversified Telecommunication Services Continued
 Versatel Telecom
 International NV 1                                   2,500,000   $   3,870,097
                                                                  --------------
                                                                      8,432,839

--------------------------------------------------------------------------------
 Utilities--0.8%
--------------------------------------------------------------------------------
 Gas Utilities--0.8%
 Aygaz AS                                           660,000,000       1,388,978
                                                                  --------------
 Total Common Stocks
 (Cost $125,897,025)                                                155,311,083

                                                     Principal     Market Value
                                                        Amount       See Note 1
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--12.1% 4

 Undivided interest of 5.29% in joint
 repurchase agreement (Principal Amount/
 Market Value $388,120,000, with a maturity
 value of $388,162,693) with Zions Bank/
 Capital Markets Group, 0.99%, dated
 8/29/03, to be repurchased at $20,524,257
 on 9/2/03, collateralized by U.S. Treasury Nts.,
 2.375%--2.75%, 10/31/03--8/15/06, with a
 value of $336,611,159 and U.S. Treasury
 Bills, 11/28/03--2/5/04, with a
 value of $60,243,636
 (Cost $20,522,000)                                 $20,522,000   $  20,522,000

--------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $146,419,025)                                      103.7%    175,833,083
--------------------------------------------------------------------------------
 Liabilities in Excess
 of Other Assets                                           (3.7)      6,216,161)
                                                    ----------------------------
 Net Assets                                               100.0%  $ 169,616,922
                                                    ============================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial
Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended August 31, 2003.
The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2003 amounts to $753,020. Transactions during the period in which the issuer was an affiliate are as follows:

                             Shares                                 Shares
                         August 31,        Gross        Gross   August 31,     Unrealized  Dividend  Realized
                               2002    Additions   Reductions         2003   Depreciation    Income      Gain
--------------------------------------------------------------------------------------------------------------

Stocks and/or Warrants
Electrovaya, Inc.         1,743,500    1,858,400          --     3,601,900     $1,939,199  $     --    $   --
Marico Industries Ltd.*     875,946           --      125,946      750,000             --   280,050     1,490
                                                                               -------------------------------
                                                                               $1,939,199  $280,050    $1,490
                                                                               ===============================

  *No longer an affiliate as of August 31, 2003.

4. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

12 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

 Geographic Holdings                             Market Value        Percent
-------------------------------------------------------------------------------
 Japan                                          $  37,047,446            21.1%
 United States                                     20,522,000            11.7
 The Netherlands                                   15,386,225             8.7
 India                                             15,237,718             8.7
 Great Britain                                     15,150,469             8.6
 Germany                                           10,798,601             6.1
 Sweden                                             9,086,614             5.2
 Australia                                          8,945,869             5.1
 Switzerland                                        7,834,065             4.4
 Italy                                              5,462,051             3.1
 Korea, Republic of South                           5,046,468             2.9
 France                                             4,488,983             2.6
 Panama                                             3,339,000             1.9
 Norway                                             2,625,348             1.5
 Singapore                                          2,324,719             1.3
 Denmark                                            2,180,839             1.2
 Greece                                             1,993,786             1.1
 Mexico                                             1,975,000             1.1
 Finland                                            1,573,071             0.9
 Turkey                                             1,388,978             0.8
 Malaysia                                           1,221,579             0.7
 Portugal                                           1,163,774             0.7
 Canada                                             1,040,480             0.6
                                                 ------------------------------
 Total                                           $175,833,083           100.0%
                                                 ==============================

 See accompanying Notes to Financial Statements.

13 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  August 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Assets

 Investments, at value (including cost and market value of $20,522,000 in repurchase agreements)--see accompanying statement:
 Unaffiliated companies (cost $143,726,806)                                                $175,080,063
 Affiliated companies (cost $2,692,219)                                                         753,020
                                                                                           --------------
                                                                                            175,833,083
---------------------------------------------------------------------------------------------------------
 Cash                                                                                           194,947
---------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                           27,510
---------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                           3,276,033
 Investments sold                                                                               109,925
 Interest and dividends                                                                          98,993
 Other                                                                                            1,308
                                                                                           --------------
 Total assets                                                                               179,541,799

---------------------------------------------------------------------------------------------------------
 Liabilities

 Bank overdraft--foreign currencies (cost $30,338)                                               30,355
---------------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                                            2,523
---------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                        9,104,895
 Shares of beneficial interest redeemed                                                         314,687
 Foreign capital gains taxes                                                                    275,459
 Shareholder reports                                                                             62,869
 Distribution and service plan fees                                                              51,809
 Transfer and shareholder servicing agent fees                                                   32,625
 Trustees' compensation                                                                          10,016
 Other                                                                                           39,639
                                                                                           --------------
 Total liabilities                                                                            9,924,877

---------------------------------------------------------------------------------------------------------
 Net Assets                                                                                $169,616,922
                                                                                           ==============

---------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                           $194,155,893
---------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                         (116,266)
---------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions             (53,549,295)
---------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities
 denominated in foreign currencies, net of foreign capital gains taxes                       29,126,590
                                                                                           --------------
 Net Assets                                                                                $169,616,922
                                                                                           ==============

14 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
------------------------------------------------------------------------------------------------

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $132,341,661 and 12,588,016 shares of beneficial interest outstanding)                 $10.51
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                        $11.15
------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $23,354,618
 and 2,271,035 shares of beneficial interest outstanding)                               $10.28
------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,792,960
 and 1,245,106 shares of beneficial interest outstanding)                               $10.27
------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,127,683
 and 108,910 shares of beneficial interest outstanding)                                 $10.35

 See accompanying Notes to Financial Statements.

15 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended August 31, 2003
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

 Investment Income

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $156,302)                    $  1,114,505
 Affiliated companies (net of foreign withholding taxes of $9,966)                             280,050
-------------------------------------------------------------------------------------------------------
 Interest                                                                                       49,677
                                                                                           ------------
 Total investment income                                                                     1,444,232

-------------------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                               588,745
-------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                       114,629
 Class B                                                                                       168,718
 Class C                                                                                        74,721
 Class N                                                                                         3,116
-------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                       189,919
 Class B                                                                                       131,045
 Class C                                                                                        46,259
 Class N                                                                                         2,418
-------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                    87,654
-------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                            66,932
-------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                          2,945
-------------------------------------------------------------------------------------------------------
 Other                                                                                          43,815
                                                                                           ------------
 Total expenses                                                                              1,520,916
 Less reduction to custodian expenses                                                             (667)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A               (41,893)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B               (78,715)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C               (22,591)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N                  (354)
                                                                                           ------------
 Net expenses                                                                                1,376,696

-------------------------------------------------------------------------------------------------------
 Net Investment Income                                                                          67,536

-------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies                                                                  (12,619,361)
   Affiliated companies                                                                          1,490
 Foreign currency transactions                                                               3,134,483
                                                                                           ------------
 Net realized loss                                                                          (9,483,388)
-------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments (net of foreign capital gains tax of $190,693)                                 38,572,363
 Translation of assets and liabilities denominated in foreign currencies                      (234,582)
                                                                                           ------------
 Net change in unrealized appreciation                                                      38,337,781

-------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                     $ 28,921,929
                                                                                           ============

 See accompanying Notes to Financial Statements.

16 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 Year Ended August 31,                                                                 2003          2002
-----------------------------------------------------------------------------------------------------------

 Operations

 Net investment income (loss)                                                  $     67,536   $  (275,920)
-----------------------------------------------------------------------------------------------------------
 Net realized loss                                                               (9,483,388)   (1,142,554)
-----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                            38,337,781       (66,190)
                                                                               ----------------------------
 Net increase (decrease) in net assets resulting from operations                 28,921,929    (1,484,664)

-----------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                                 --      (288,253)
 Class B                                                                                 --       (31,235)
 Class C                                                                                 --        (9,130)
 Class N                                                                                 --          (203)

-----------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                         71,357,496    13,016,518
 Class B                                                                           (548,115)    4,400,999
 Class C                                                                          3,500,713     1,764,669
 Class N                                                                            473,566       414,271

-----------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                 103,705,589    17,782,972
-----------------------------------------------------------------------------------------------------------
 Beginning of period                                                             65,911,333    48,128,361
                                                                               ----------------------------
 End of period [including overdistributed net investment
 income of $116,266 and $54,564, respectively]                                 $169,616,922   $65,911,333
                                                                               ============================

 See accompanying Notes to Financial Statements.

17 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 Class A           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 7.98        $7.89      $15.23       $17.42       $11.52
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                   .01          .01         .04         (.10)         .06
 Net realized and unrealized gain (loss)                       2.52          .16       (6.65)        1.12         6.72
                                                             ------------------------------------------------------------
 Total from investment operations                              2.53          .17       (6.61)        1.02         6.78
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         (.08)       (.11)        (.18)        (.04)
 Distributions from net realized gain                            --           --        (.62)       (3.03)        (.84)
                                                             -----------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                                   --         (.08)       (.73)       (3.21)        (.88)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.51        $7.98      $ 7.89       $15.23       $17.42
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           31.70%        2.20%     (44.50)%       5.68%       63.10%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $132,342      $40,089     $27,991      $60,336      $26,965
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $ 48,879      $35,136     $39,311      $52,095      $14,208
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                                  0.29%       (0.17)%      0.36%       (0.67)%       0.73%
 Total expenses                                                1.69%        2.16%       1.58%        1.74%        2.05%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.60%        1.88%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         53%          62%        145%         199%         280%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

18 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

 Class B           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 7.87       $ 7.77      $14.99       $17.22       $11.45
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 (.02)         (.07)       (.03)        (.19)         .02
 Net realized and unrealized gain (loss)                       2.43          .19       (6.57)        1.09         6.59
                                                             ------------------------------------------------------------
 Total from investment operations                              2.41          .12       (6.60)         .90         6.61
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         (.02)         -- 1       (.10)          --
 Distributions from net realized gain                            --           --        (.62)       (3.03)        (.84)
                                                             ------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                                   --         (.02)       (.62)       (3.13)        (.84)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.28       $ 7.87      $ 7.77       $14.99       $17.22
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           30.62%        1.51%     (44.99)%       4.98%       61.77%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $23,355      $18,859     $14,989      $31,807      $11,764
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $16,884      $16,868     $20,147      $25,377      $ 5,367
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                 (0.28)%       (0.94)%    (0.33)%      (1.44)%       0.09%
 Total expenses                                                2.85%         2.93%      2.34%        2.51%        2.84%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            2.38%         2.65%       N/A 4        N/A 4        N/A 4
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         53%          62%        145%         199%         280%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

19 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------
 Class C           Year Ended August 31,                       2003         2002        2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 7.86        $7.77      $14.97       $17.22       $11.45
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.02)        (.06)       (.03)        (.16)         .04
 Net realized and unrealized gain (loss)                       2.43          .16       (6.55)        1.07         6.57
                                                             ------------------------------------------------------------
 Total from investment operations                              2.41          .10       (6.58)         .91         6.61
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         (.01)         --         (.13)          --
 Distributions from net realized gain                            --           --        (.62)       (3.03)        (.84)
                                                             ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                 --         (.01)       (.62)       (3.16)        (.84)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.27        $7.86      $ 7.77       $14.97       $17.22
                                                             ============================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                           30.66%        1.35%     (44.93)%       4.98%       61.77%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $12,793       $6,558      $5,142      $11,946       $2,815
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $ 7,489       $6,180      $7,095      $ 9,003       $1,256
 Ratios to average net assets: 2
 Net investment income (loss)                                 (0.38)%      (0.95)%     (0.32)%      (1.38)%       0.09%
 Total expenses                                                2.69%        2.94%       2.34%        2.51%        2.84%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            2.39%        2.66%        N/A 3        N/A 3        N/A 3
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         53%          62%        145%         199%         280%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

20 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

 Class N           Year Ended August 31,                       2003         2002        2001 1
-----------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                        $ 7.89        $7.87       $9.08
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.03)         .08         .07
 Net realized and unrealized gain (loss)                       2.49          .07       (1.28)
                                                             ----------------------------------
 Total from investment operations                              2.46          .15       (1.21)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         (.13)         --
 Distributions from net realized gain                            --           --          --
                                                             ----------------------------------
 Total dividends and/or distributions to shareholders            --         (.13)         --
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                              $10.35        $7.89       $7.87
                                                             ==================================

-----------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           31.18%        1.99%     (13.33)%

-----------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $1,128         $406          $6
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $  625         $151          $2
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                  0.25%       (0.33)%      5.85%
 Total expenses                                                1.96%        2.32%       1.94%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                            1.90%        2.04%        N/A 4
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         53%          62%        145%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

21 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer International Small Company Fund (the Fund) is registered under the
 Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc.
 (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
 The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed
 (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued.
 In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
 Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in
 U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held

22 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

 and reported with all other foreign currency gains and losses in the Fund's
 Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the
 Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal
 Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
 Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.

                                                                Net Unrealized
                                                            Appreciation Based
     Undistributed    Undistributed    Accumulated       on Cost of Securities
     Net Investment       Long-Term           Loss          for Federal Income
     Income                    Gain   Carryforward 1,2,3          Tax Purposes
     -------------------------------------------------------------------------
     $912,915                   $--    $53,247,983                 $27,805,716

 1. As of August 31, 2003, the Fund had $49,704,115 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2010       $43,082,483
                              2011         6,621,632
                                         -----------
                              Total      $49,704,115
                                         ===========

 2. During the fiscal years ended August 31, 2003 and August 31, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of August 31, 2003, the Fund had $3,520,098 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012. Additionally, the Fund had $23,770 of post-October foreign currency losses which were deferred.

23 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 From               From                             Net
                 Ordinary        Capital      Tax Return      Investment
                 Income             Loss      of Capital            Loss
                 -------------------------------------------------------
                 $129,238        $31,150             $--             $--

 The tax character of distributions paid during the years ended August 31, 2003 and August 31, 2002 was as follows:

                                           Year Ended         Year Ended
                                      August 31, 2003    August 31, 2002
                 -------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                  $--          $ 328,821

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of August 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost                $148,015,358
                                                 ============

                 Gross unrealized appreciation   $ 33,492,480
                 Gross unrealized depreciation     (5,686,764)
                                                 ------------
                 Net unrealized appreciation     $ 27,805,716
                                                 ============

 Certain foreign countries impose a tax on capital gains which is accrued by the
 Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 August 31, 2003, the Fund's projected benefit obligations were decreased by $16 and payments of $299 were made to retired trustees, resulting in an accumulated liability of $9,618 as of August 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the

24 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

 Fund or are invested in other selected Oppenheimer funds. Deferral of trustees'
 fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  Year Ended August 31, 2003            Year Ended August 31, 2002
                                     Shares           Amount              Shares            Amount
----------------------------------------------------------------------------------------------------

 Class A
 Sold                            15,409,639     $134,438,670           5,830,865      $ 50,323,436
 Dividends and/or
 distributions reinvested                --               --              32,708           251,857
 Redeemed                        (7,842,814)     (63,081,174)         (4,389,330)      (37,558,775)
                                --------------------------------------------------------------------
 Net increase                     7,566,825     $ 71,357,496           1,474,243      $ 13,016,518
                                ====================================================================

----------------------------------------------------------------------------------------------------
 Class B
 Sold                               803,004     $  6,658,561           1,241,249      $ 10,730,310
 Dividends and/or
 distributions reinvested                --               --               3,967            30,268
 Redeemed                          (928,190)      (7,206,676)           (776,973)       (6,359,579)
                                --------------------------------------------------------------------
 Net increase (decrease)           (125,186)    $   (548,115)            468,243      $  4,400,999
                                ====================================================================

25 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest Continued

                                  Year Ended August 31, 2003            Year Ended August 31, 2002
                                     Shares           Amount              Shares            Amount
----------------------------------------------------------------------------------------------------

 Class C
 Sold                             1,088,305       $9,296,830             780,836       $ 6,731,711
 Dividends and/or
 distributions reinvested                --               --               1,046             7,973
 Redeemed                          (677,201)      (5,796,117)           (609,966)       (4,975,015)
                                --------------------------------------------------------------------
 Net increase                       411,104       $3,500,713             171,916       $ 1,764,669
                                ====================================================================

----------------------------------------------------------------------------------------------------
 Class N
 Sold                                86,695       $  698,270              94,679       $   819,546
 Dividends and/or
 distributions reinvested                --               --                  24               188
 Redeemed                           (29,219)        (224,704)            (44,078)         (405,463)
                                --------------------------------------------------------------------
 Net increase                        57,476       $  473,566              50,625       $   414,271
                                ====================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2003, were
 $101,527,345 and $38,436,237, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69%
 of the next $1 billion and 0.67% of average annual net assets in excess of $2 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a per account fee. For the year ended August 31, 2003, the Fund paid $237,023 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

26 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  Aggregate        Class A   Concessions    Concessions     Concessions     Concessions
                  Front-End      Front-End    On Class A     On Class B      On Class C      On Class N
              Sales Charges  Sales Charges        Shares         Shares          Shares          Shares
                 On Class A    Retained by   Advanced by    Advanced by     Advanced by     Advanced by
 Year Ended          Shares    Distributor   Distributor 1  Distributor 1   Distributor 1   Distributor 1
--------------------------------------------------------------------------------------------------------

 August 31, 2003   $149,143        $45,216        $8,157       $106,230         $28,441          $3,985

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                         Class A       Class B        Class C        Class N
                      Contingent    Contingent     Contingent     Contingent
                        Deferred      Deferred       Deferred       Deferred
                   Sales Charges Sales Charges  Sales Charges  Sales Charges
                     Retained by   Retained by    Retained by    Retained by
 Year Ended          Distributor   Distributor    Distributor    Distributor
-----------------------------------------------------------------------------
 August 31, 2003            $487       $51,215         $1,857         $1,464

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended August 31, 2003, expense under the Class A Plan totaled $114,629, all of which were paid by the Distributor to recipients, which included $491 retained by the Distributor and $6,891 which was paid to an affiliate of the Manager. Any unreimbursed expenses the
 Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended August 31, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                 Total Payments   Amount Retained       Expenses  of Net Assets
                     Under Plan    by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan          $168,718          $133,518       $637,783           2.73%
 Class C Plan            74,721            27,456        165,040           1.29
 Class N Plan             3,116             2,708          7,934           0.70

27 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
 Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
 Operations.

 As of August 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                          Contract         Valuation
                           Expiration       Amount             as of        Unrealized   Unrealized
 Contract Description           Dates       (000s)   August 31, 2003      Appreciation Depreciation
-----------------------------------------------------------------------------------------------------

 Contracts to Purchase
 British Pound Sterling [GBP]  9/2/03       171GBP        $  270,946           $   368       $   --
 Euro [EUR]                    9/2/03     2,045EUR         2,245,385            19,730           --
 Japanese Yen [JPY]            9/2/03   164,299JPY         1,408,113             3,880        2,523
 Swedish Krone [SEK]           9/2/03     2,131SEK           254,925             3,532           --
                                                                               ----------------------
 Total unrealized appreciation and depreciation                                $27,510       $2,523
                                                                               ======================

--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of August 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August
 31, 2003 was $257,968, which represents 0.15% of the Fund's net assets.

28 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at August 31, 2003.

                                      A-1
                                  Appendix A

                           Industry Classifications
                           ------------------------

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                     B-10
                                  Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I.      Applicability of Class A Contingent Deferred Sales Charges in Certain
                                        Cases
-------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.             Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.         Special Sales Charge Arrangements for Shareholders of Certain
       Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds. To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.          Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
----------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.        Special Reduced Sales Charge for Former Shareholders of Advance
                                 America Funds, Inc.
-------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                             Convertible Securities Fund
-------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers,  brokers or  registered  investment  advisors  that had  entered into an agreement  with the  Distributor  or prior  distributor of the
         Fund's  shares  to  sell  shares  to  defined  contribution   employee
         retirement plans for which the dealer,  broker, or investment  advisor provides administrative services.
|-|

--------

1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

-------------------------------------------------------------------------------
Oppenheimer International Small Company Fund
-------------------------------------------------------------------------------

Internet Website:
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10080

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10080

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (1.800.225.5677)

Custodian Bank
      JPMorgan Chase Bank
      4 Chase MetroTech Center
      Brooklyn, New York 11245

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019-5820

(OppenheimerFunds, Inc. logo)

PX0815.001.1003

                                   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. Exhibits
-----------------

(a) (i) Amended and  Restated  Declaration  of Trust dated  December  14,  2000:
Previously filed with Registrant's  Post-Effective  Amendment No. 6, (12/21/00),
and incorporated herein by reference.

(ii)  Amendment  No. 1 to  Amended  and  Restated  Declaration  of  Trust  dated
September 10, 2002: Previously filed with Registrant's  Post-Effective Amendment
No. 8, (10/22/02), and incorporated herein by reference.

(b)  Amended  and  Restated   By-Laws  dated  6/4/98:   Previously   filed  with
Post-Effective Amendment No. 3, 12/21/98, and incorporated herein by reference.

(c) (i) Specimen Class A Share Certificate: Previously filed with Post-Effective
Amendment No. 7, 12/26/01, and incorporated herein by reference.

(ii) Specimen Class B Share  Certificate:  Previously filed with  Post-Effective
Amendment No. 7, 12/26/01, and incorporated herein by reference.

(iii) Specimen Class C Share Certificate:  Previously filed with  Post-Effective
Amendment No. 7, 12/26/01, and incorporated herein by reference.

(iv) Specimen Class N Share  Certificate:  Previously filed with  Post-Effective
Amendment No. 7, 12/26/01, and incorporated herein by reference.

(d)  Investment  Advisory  Agreement  dated  11/17/97:   Previously  filed  with
Pre-Effective   Amendment  No.  2  to  the  Initial  Registration  Statement  of
Registrant (Reg. No. 333-31537), 11/10/97, and incorporated herein by reference.

(e) (i) General  Distributor's  Agreement dated 11/17/97:  Previously filed with
Pre-Effective   Amendment  No.  2  to  the  Initial  Registration  Statement  of
Registrant (Reg. No. 333-31537), 11/10/97, and incorporated herein by reference.

(ii) Form of Dealer Agreement of OppenheimerFunds Distributor,  Inc.: Previously
filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of
Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of
Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

(iv) Form of Agency Agreement of OppenheimerFunds Distributor,  Inc.: Previously
filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of
Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

(v) Form of Trust  Company  Fund/SERV  Purchase  Agreement  of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

(vi) Form of Trust Company  Agency  Agreement of  OppenheimerFunds  Distributor,
Inc.: Previously filed with Post-Effective  Amendment No. 45 to the Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(f)  Amended  and  Restated  Retirement  Plan  for  Non-Interested  Trustees  or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), 10/25/01, and incorporated herein by reference.

(g) Global  Custody  Agreement  dated August 16, 2002 between  Registrant and JP
Morgan Chase Bank:  Previously filed with  Pre-Effective  Amendment No. 2 to the
Registration  Statement  of  Oppenheimer  Principal  Protected  Trust (Reg.  No.
333-102588), 5/2/03, and incorporated herein by reference.

(h)      Not applicable.

(i)  Opinion  and  Consent  of  Counsel  dated  11/6/97:  Previously  filed with
Pre-Effective   Amendment  No.  2  to  the  Initial  Registration  Statement  of
Registrant (Reg. No. 333-31537), 11/10/97, and incorporated herein by reference.

(j) Independent Auditors' Consent: Filed herewith.

(k) Not applicable.

(l) Investment Letter dated 10/1/97 from  OppenheimerFunds,  Inc. to Registrant:
Previously filed with Registrant's  Pre-Effective Amendment No. 1, 10/14/97, and
incorporated herein by reference.

(m) (i) Amended and Restated Service Plan and Agreement for Class A Shares dated
6/14/02   pursuant   to  Rule   12b-1:   Previously   filed  with   Registrant's
Post-Effective   Amendment  No.  8,  (10/22/02),   and  incorporated  herein  by
reference.

(ii) Amended and Restated  Distribution and Service Plan and Agreement for Class
B  Shares  dated  2/12/98   pursuant  to  Rule  12b-1:   Previously  filed  with
Registrant's Post-Effective Amendment No. 1, 5/13/98, and incorporated herein by reference.

(iii) Amended and Restated Distribution and Service Plan and Agreement for Class
C  Shares  dated  2/12/98   pursuant  to  Rule  12b-1:   Previously  filed  with
Registrant's Post-Effective Amendment No. 1, 5/13/98, and incorporated herein by reference.

(iv)  Distribution  and  Service  Plan and  Agreement  for Class N Shares  dated
12/22/00 pursuant to Rule 12b-1: Previously filed with Post-Effective  Amendment
No. 7, 12/26/01, and incorporated herein by reference.

(n)  Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3  updated  through
5/21/03: Previously filed with Pre-Effective Amendment No. 1 to the Registration
Statement  of   Oppenheimer   International   Large-Cap  Core  Trust  (Reg.  No.
333-106014), 8/5/03, and incorporated herein by reference.

(o) (i) Powers of Attorney for all  Trustees/Directors  and  Principal  Officers
except  for  Joel W.  Motley  and  John V.  Murphy  (including  Certified  Board
Resolutions):  Previously  filed  with  Pre-Effective  Amendment  No.  1 to  the
Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176),
10/5/00, and incorporated herein by reference.

(ii) Power of Attorney for John Murphy (including  Certified Board  Resolution):
Previously  filed  with  Post-Effective  Amendment  No.  41 to the  Registration
Statement of Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 10/22/01, and
incorporated herein by reference.

(iii)  Power  of  Attorney  for  Joel  W.  Motley  (including   Certified  Board
Resolution):  Previously  filed  with  Post-Effective  Amendment  No.  8 to  the
Registration  Statement of  Oppenheimer  International  Small Company Fund (Reg.
333-31537), 10/22/02, and incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the  Oppenheimer  Funds dated May 15,
2002 under Rule 17j-1 of the Investment  Company Act of 1940:  Previously  filed
with  Post-Effective   Amendment  No.  29  to  the  Registration   Statement  of
Oppenheimer Discovery Fund (Reg. No. 33-371),  11/21/02, and incorporated herein by reference.

Item  24.  Persons   Controlled  by  or  Under  Common  Control  with  the  Fund
--------------------------------------------------------------------

None.

Item 25. Indemnification
------------------------

Reference is made to the provisions of Article Seven of Registrant's Amended and
Restated  Declaration  of Trust  filed  as  Exhibit  23(a) to this  Registration
Statement, and incorporated herein by reference.

Insofar as indemnification  for liabilities  arising under the Securities Act of
1933  may  be  permitted  to  trustees,  officers  and  controlling  persons  of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a) OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain subsidiaries and affiliates act in the same capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below  information as to any other business,  profession, vocation  or  employment  of a  substantial  nature in which  each  officer  and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been,  engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------- ------------------------------------------------------------------------
Name    and    Current     Position     with
OppenheimerFunds, Inc.                        Other Business and Connections During the Past Two Years
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Timothy L. Abbuhl,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik Anderson,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Janette Aprilante,                            Secretary of  OppenheimerFunds,  Distributor,  Inc.,  Centennial  Asset
Vice President & Secretary                    Management  Corporation,   Oppenheimer   Partnership  Holdings,   Inc.,

                                              Oppenheimer  Real  Asset  Management,   Inc.,   Shareholder   Financial
                                              Services,   Inc.,   Shareholder  Services,   Inc.,   HarbourView  Asset
                                              Management   Corporation,   OFI   Private   Investments,    Inc.,   OFI
                                              Institutional  Asset  Management,   Inc.  and  OppenheimerFunds  Legacy
                                              Program; Assistant Secretary of OFI Trust Company

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hany S. Ayad,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Banta,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Joanne Bardell,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lerae A. Barela,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Bruce L. Bartlett,                            None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kevin Baum,                                   None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jeff Baumgartner,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Connie Bechtolt,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Behal                                  Assistant Vice President of HarbourView  Asset Management  Corporation.
Assistant Vice President                      Formerly.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen Beichert,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Gerald Bellamy,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik S. Berg,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Victoria Best,                                None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rajeev Bhaman,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Craig Billings,                               Formerly President of Lorac Technologies, Inc. (June 1997-July 2001).
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark Binning,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert J. Bishop,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Tracey Blinzer,                               Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John R. Blomfield,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Chad Boll,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Bonomo,                                None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jennifer Bosco,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lowell Scott Brooks,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Joan Brunelle,                                None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Buckmaster,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Paul Burke,                                   None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark Burns,                                   Formerly a Marketing Manager with Alliance Capital Management  (October
Assistant Vice President                      1999-April 2001).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Bruce Burroughs,                              None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Geoffrey Caan,                                Formerly  Vice  President  of ABN AMRO  NA,  Inc.  (June  2002 - August
Vice President                                2003);  Vice  President of Zurich Scudder  Investments  (January 1999 -
                                              June 2002);  Vice President of Lufkin & Jenrette  (March 1997 - October
                                              1998).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Claudia Calich,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael A. Carbuto,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Debra Casey,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Ronald G. Chibnik,                            Formerly  Director  of  technology  for  Sapient   Corporation   (July,
Assistant Vice President                      2000-August 2001).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brett Clark,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
H.C. Digby Clements,                          None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Peter V. Cocuzza,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Scott Cottier,                                None
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Laura Coulston,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie C. Cusker,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

George Curry,                                 None.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Damian,                                  Formerly  senior   analyst/director   for  Citigroup  Asset  Management
Vice President                                (November 1999-September 2001).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John M. Davis,                                Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Ruggero de'Rossi,                             Vice President of HarbourView Asset Management Corporation.
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Craig P. Dinsell,                             None
Executive Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Randall C. Dishmon,                           Formerly an Associate with Booz Allen & Hamilton (1998-June 2001).
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rebecca K. Dolan                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steven D. Dombrower,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Thomas Doyle,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Bruce C. Dunbar,                              None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Edmiston,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel R. Engstrom,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James Robert Erven                            Formerly an Assistant Vice President/Senior  Trader with Morgan Stanley
Assistant Vice President                      Investment Management (1999-April 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
George R. Evans,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward N. Everett,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kathy Faber,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Falicia,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Scott T. Farrar,                              Vice President of OFI Private Investments, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Katherine P. Feld,                            Vice   President  of   OppenheimerFunds,   Distributor,   Inc.  and  of
Vice President, Senior Counsel                Oppenheimer  Real Asset  Management,  Inc.; Vice  President,  Assistant
                                              Secretary and Director of Centennial Asset Management Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Emmanuel Ferreira,                            Formerly  a  portfolio   manager   with   Lashire   Investments   (July
Vice President                                1999-December 2002).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Ronald H. Fielding,                           Vice President of OppenheimerFunds  Distributor,  Inc.; Director of ICI
Senior Vice President;                        Mutual Insurance Company;  Governor of St. John's College;  Chairman of
Chairman: Rochester Division                  the  Board of  Directors  of  International  Museum of  Photography  at
                                              George Eastman House.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian Finley,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John E. Forrest,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

J. Hayes Foster,                              None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
P. Lyman Foster,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Foxhoven,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Colleen M. Franca,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Richard Frank,                                None
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dominic Freud,                                Formerly,  a Partner  and  European  Equity  Portfolio  manager  at SLS
Vice President                                Management  (January  2002-February 2003) prior to which he was head of the  European  equities  desk and  managing  director  at SG Cowen (May
                                              1994-January 2002).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dan Gagliardo,
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Hazem Gamal,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dan P. Gangemi,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Subrata Ghose,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles W. Gilbert,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alan C. Gilston,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Sharon M. Giordano-Auleta,                    None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill E. Glazerman,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mike Goldverg,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Bejamin J. Gord,                              Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional  Asset Management,  Inc. Formerly Executive Director with

                                              Miller  Anderson  Sherrerd,  a division  of Morgan  Stanley  Investment
                                              Management. (April 1992-March 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Laura Granger,                                None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Graves,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert B. Grill,                              None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Gwynn,
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Haley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marilyn Hall,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Ping Han,                                     None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kelly Haney,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Shari Harley,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Steve Hauenstein,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas B. Hayes,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Henry,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Catherine Heron,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dennis Hess,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dorothy F. Hirshman,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Daniel Hoelscher,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Edward Hrybenko,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott T. Huebl,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Margaret Hui,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Huttlin,                                 Vice  President  (Director  of  the  International   Division)  of  OFI
Vice President                                Institutional Asset Management, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James G. Hyland,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Steve P. Ilnitzki,                            None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen T. Ives,                             Vice President of  OppenheimerFunds  Distributor,  Inc.; Vice President
Vice President & Assistant Counsel            and  Assistant  Secretary  of  Shareholder  Services,  Inc.;  Assistant
                                              Secretary of OppenheimerFunds  Legacy Program and Shareholder Financial
                                              Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

William Jaume,                                Senior Vice President and Chief  Compliance  Officer (since April 2000)
Vice President                                of HarbourView Asset Management  Corporation;  Senior Vice President of
                                              OFI  Institutional  Asset  Management,   Inc.  (since  February  2001);
                                              Director of OFI Trust Company

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Frank V. Jennings,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Jennings,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Johnson,                         Formerly Vice President,  Senior  Analyst/Portfolio  Manager at Aladdin
Assistant Vice President                      Capital Holdings Inc. (February 2001-May 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles Kandilis,                             Formerly  managing director of Kandilis Capital  Management  (September
Assistant Vice President                      1993-August 2002).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer E. Kane,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lynn O. Keeshan,                              Assistant Treasurer of OppenheimerFunds Legacy Program
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas W. Keffer,                             None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cristina J. Keller,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Keogh,                                Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Garrett K. Kolb,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Walter G. Konops,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James Kourkoulakos,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian Kramer,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Tracey Lange,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Latino,                                  Formerly  a Senior  Trader/Portfolio  Engineer  at Jacobs  Levy  Equity
Assistant Vice President                      Management (June 1996-August 2002)..

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Guy E. Leaf,                                  Formerly a Vice  President  of Merrill  Lynch  (January  2000-September
Vice President                                2001).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Christopher M. Leavy,                         None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dina C. Lee,                                  None
Assistant Vice President & Assistant Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dana Lehrer,                                  Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Laura Leitzinger,                             Senior Vice President of Shareholder Services,  Inc.; Vice President of
Vice President                                Shareholder Financial Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael S. Levine,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gang Li,                                      None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Shanquan Li,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mitchell J. Lindauer,                         None
Vice President & Assistant General Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bill Linden,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Malissa B. Lischin,                           Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Lolli,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel G. Loughran                            None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Patricia Lovett,                              Vice President of Shareholder Financial Services,  Inc. and Senior Vice
Vice President                                President of Shareholder Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Macchia,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Magee,                                None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jerry Madzij,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Angelo G. Manioudakis                         Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of  OFI  Institutional   Asset  Management,   Inc.  Formerly  Executive
                                              Director  and  portfolio  manager  for Miller,  Anderson & Sherrerd,  a division of Morgan Stanley  Investment  Management  (August  1993-April
                                              2002).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

LuAnn Mascia,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Elizabeth McCormack,                          Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Joseph McGovern,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles L. McKenzie,                          Chief  Executive  Officer,  President,  Senior  Managing  Director  and
Senior Vice President                         Director  of  HarbourView   Asset   Management   Corporation   and  OFI
                                              Institutional  Asset  Management  Corporation;  Director  (Class A) and
                                              Chairman of Trinity Investment Management Corporation

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa Migan,                                   None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Andrew J. Mika,                               None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joy Milan,                                    None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Denis R. Molleur,                             None
Vice President & Senior Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Nikolaos D. Monoyios,                         None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles Moon,                                 Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional  Asset Management,  Inc.  Formerly an Executive  Director

                                              and Portfolio  Manager with Miller  Anderson & Sherrerd,  a division of
                                              Morgan Stanley Investment Management (June 1999-March 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Stacey Morrell,                               None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Murphy,                                  Director  of  OppenheimerFunds  Distributor,   Inc.,  Centennial  Asset
Chairman, President, Chief                    Management Corporation,  HarbourView Asset Management Corporation,  OFI
Executive Officer & Director                  Private  Investments,  Inc., OFI Institutional  Asset Management,  Inc.
                                              and Tremont Advisers,  Inc.;  Director (Class A) of Trinity Investments
                                              Management   Corporation;   President   and   Management   Director  of
                                              Oppenheimer  Acquisition  Corp.;  President and Director of Oppenheimer
                                              Partnership Holdings,  Inc.,  Oppenheimer Real Asset Management,  Inc.;
                                              Chairman  and  Director of  Shareholder  Financial  Services,  Inc. and
                                              Shareholder  Services,  Inc.;  Executive  Vice  President of MassMutual
                                              Life Insurance Company; director of DLB Acquisition Corp.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kevin Murray,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas J. Murray,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kenneth Nadler,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Christina Nasta,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Nichols,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Barbara Niederbrach,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

William Norman,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Raymond C. Olson,                             Assistant   Vice   President   and   Treasurer   of    OppenheimerFunds
Assistant Vice President                      Distributor,   Inc.;   Treasurer   of   Centennial   Asset   Management
                                              Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Frank J. Pavlak,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Pellegrino,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allison C. Pells,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Susan Pergament,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian Petersen,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James F. Phillips,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Gary Pilc,
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Peter E. Pisapia,                             Formerly,  Associate  Counsel  at  SunAmerica  Asset  Management  Corp.
Assistant Vice President & Assistant Counsel  (December 2000-December 2002).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jeaneen Pisarra,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Raghaw Prasad,                                Formerly  Associate Vice President with Prudential  Securities New York
Assistant Vice President                      (January    2001-November    2001)    prior   to   which   he   was   a
                                              Director/Analytics   with  Prudential  Investments  New  Jersey  (April
                                              1997-November 2001).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jane C. Putnam,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael E. Quinn,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie S. Radtke,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Norma J. Rapini,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian N. Reid,                                Formerly  an  Assistant  Vice  President  with Eaton  Vance  Management
Assistant Vice President                      (January 2000-January 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Marc Reinganum,                               Formerly  (until  August  2002)  Vaughn  Rauscher  Chair  in  Financial
Vice President                                Investments  and  Director,  Finance  Institute  of Southern  Methodist
                                              University, Texas.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jill Reiter,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kristina Richardson,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Claire Ring,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Robertson,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rob Robis,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Antoinette Rodriguez,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Stacey Roode,                                 Formerly,  Assistant Vice President of Human Resources of OFI (200-July
Vice President                                2002)

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey S. Rosen,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

James H. Ruff,                                President  and  Director  of  OppenheimerFunds  Distributor,  Inc.  and
Executive Vice President                      Centennial  Asset Management  Corporation;  Executive Vice President of
                                              OFI Private Investments, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Andrew Ruotolo                                Vice  Chairman,  Treasurer,  Chief  Financial  Officer  and  Management
Executive Vice President and Director         Director of Oppenheimer  Acquisition  Corp.;  President and director of
                                              Shareholder Services,  Inc. and Shareholder  Financial Services,  Inc.;
                                              Director  (Class  A)  of  Trinity  Investment  Management  Corporation;
                                              Chairman of the Board, Chief Executive Officer,  President and Director
                                              of OFI Trust Company.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rohit Sah,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Valerie Sanders,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Karen Sandler,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Tricia Scarlata,                              Formerly,   Marketing   Manager  of   OppenheimerFunds,   Inc.   (April
Assistant Vice President                      2001-August  2002);  Client  Service  Support  Manager  for  Sanford C.
                                              Bernstein (December 1999-April 2001)

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Rudi Schadt,                                  Formerly a consultant for Arthur Andersen (August  2001-February 2002);
Vice President                                director,  senior  quantitative  analyst at Brinson Partners (September
                                              2000,April 2001).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Ellen P. Schoenfeld,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Maria Schulte,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott A. Schwegel,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allan P. Sedmak                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer L. Sexton,                           Vice President of OFI Private Investments, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martha A. Shapiro,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Navin Sharma,                                 Formerly,  Manager at BNP Paribas Cooper Neff Advisors (May  2001-April
Vice President                                2002)   prior  to  which  he  was   Development   Manager   at  Reality
                                              Online/Reuters America Inc. (June 2000-May 2001).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steven J. Sheerin,                            Formerly  consultant with  Pricewaterhouse  Coopers (November  2000-May
Vice President                                2001).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bonnie Sherman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David C. Sitgreaves,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward James Sivigny                          Formerly a  Director  for ABN Amro  Securities  (July  2001-July  2002)
Assistant Vice President                      prior  to  which  he  was  Associate   Director  for  Barclays  Capital
                                              (1998-July 2001).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Enrique H. Smith,                             Formerly a business  analyst with  Goldman  Sachs  (August  1999-August
Assistant Vice President                      2001).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Louis Sortino,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Keith J. Spencer,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marco Antonio Spinar,                         Formerly,  Director of Business Operations at AOL Time Warner, AOL Time
Assistant Vice President                      Warner Book Group (June 2000-December 2001).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard A. Stein,                             None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur P. Steinmetz,                          Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jennifer Stevens,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gregory J. Stitt,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John P. Stoma,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Wayne Strauss,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Stricker,                             Vice President of Shareholder Services, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Deborah A. Sullivan,                          Since December 2001, Secretary of OFI Trust Company.
Assistant Vice President,
Assistant Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mary Sullivan,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Sussman,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Susan B. Switzer,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Martin Telles,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Temple,                                  Formerly a Vice President of Merrill Lynch (October  2001-January 2002)
Vice President                                prior to  which he was a Vice  President  with  OppenheimerFunds,  Inc.
                                              (May 2000-October 5, 2001).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Vincent Toner,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Eamon Tubridy,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Keith Tucker,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James F. Turner,                              Formerly  portfolio  manager for  Technology  Crossover  Ventures  (May
Vice President                                2000-March 2001).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cameron Ullyat,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Angela Utaro,                                 None
Assistant Vice President:
Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark S. Vandehey,                             Vice President of OppenheimerFunds Distributor,  Inc., Centennial Asset
Vice President                                Management Corporation and Shareholder Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maureen Van Norstrand,                        None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Vincent Vermette,                             Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Phillip F. Vottiero,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Teresa M. Ward,                               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jerry A. Webman,                              Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christopher D. Weiler,                        None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Barry D. Weiss,                               Vice President of HarbourView Asset Management Corporation
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Melissa Lynn Weiss,                           Formerly an Associate at Hoguet Newman & Regal,  LLP (January  1998-May
Vice President                                2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christine Wells,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Joseph J. Welsh,                              Vice President of HarbourView Asset Management Corporation.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Diederick Wermolder,                          Director of OppenheimerFunds  International Ltd.; Senior Vice President
Vice President                                (Managing Director of the International  Division) of OFI Institutional
                                              Asset Management, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Catherine M. White,                           Assistant  Vice  President  of   OppenheimerFunds   Distributor,   Inc.
Assistant Vice President                      Formerly,  Assistant  Vice  President with Gruntal & Co. LLC (September
                                              1998 -  October  2000);  member  of the  American  Society  of  Pension
                                              Actuaries (ASPA) since 1995.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William L. Wilby,                             Formerly  Senior  Vice  President  of  HarbourView   Asset   Management
Senior Vice President                         Corporation (May 1999-July 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Donna M. Winn,                                President,   Chief  Executive  Officer  and  Director  of  OFI  Private
Senior Vice President                         Investments,  Inc.; Director and President of  OppenheimerFunds  Legacy
                                              Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kenneth Winston,                              Formerly, principal at Richards & Tierney, Inc. (March 1994-May 2001).
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Philip Witkower,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian W. Wixted,                              Treasurer    of    HarbourView     Asset    Management     Corporation;
Senior Vice President and                     OppenheimerFunds  International Ltd., Oppenheimer Partnership Holdings,
Treasurer                                     Inc.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder Services,
                                              Inc.,  Shareholder  Financial Services,  Inc., OFI Private Investments,
                                              Inc., OFI  Institutional  Asset Management,  Inc. and  OppenheimerFunds
                                              Legacy  Program;  Treasurer  and Chief  Financial  Officer of OFI Trust
                                              Company; Assistant Treasurer of Oppenheimer Acquisition Corp.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Carol Wolf,                                   Senior Vice  President of  HarbourView  Asset  Management  Corporation;
Senior Vice President                         serves on the Board of the Colorado Ballet.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kurt Wolfgruber,                              Director of Tremont  Advisers,  Inc. (as of January 2002),  HarbourView
Executive Vice President & Chief Investment   Asset Management  Corporation and OFI  Institutional  Asset Management,
Officer and Director                          Inc. (as of January 2003)

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Caleb C. Wong,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward C. Yoensky,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill Zachman,                                 None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lucy Zachman,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert G. Zack                                General  Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;
Senior Vice President and                     General  Counsel of Centennial  Asset  Management  Corporation;  Senior
General Counsel                               Vice  President and General  Counsel of  HarbourView  Asset  Management
                                              Corporation and OFI Institutional  Asset Management,  Inc.; Senior Vice
                                              President,  General  Counsel  and  Director  of  Shareholder  Financial
                                              Services,  Inc.,  Shareholder Services,  Inc., OFI Private Investments,
                                              Inc. and OFI Trust Company;  Vice President and Director of Oppenheimer
                                              Partnership   Holdings,   Inc.;   Secretary  and  General   Counsel  of
                                              Oppenheimer  Acquisition  Corp.;  Director and  Assistant  Secretary of
                                              OppenheimerFunds  International  Ltd.;  Director  of  Oppenheimer  Real
                                              Asset  Management,  Inc.;  Vice  President of  OppenheimerFunds  Legacy
                                              Program.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Neal A. Zamore,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark D. Zavanelli,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alex Zhou,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur J. Zimmer,                             Senior  Vice  President   (since  April  1999)  of  HarbourView   Asset
Senior Vice President                         Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------

Item 27. Principal Underwriter
------------------------------

(a)      OppenheimerFunds  Distributor,  Inc.  is the  Distributor  of the  Registrant's  shares.  It is  also  the
Distributor of each of the other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the investment  adviser,  as described in Part A and B of this  Registration  Statement  and listed in Item 26(b) above
(except  Oppenheimer  Multi-Sector  Income Trust and Panorama Series Fund,  Inc.) and for MassMutual  Institutional
Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                                Position & Office                    Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Janette Aprilante(1)                            Secretary                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jason R. Bach                                   Vice President                       None
3264 Winthrop Cricle
Marietta, GA 30067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

James Barker                                    Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Beichert(1)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gabriella Bercze(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas S. Blankenship                          Vice President                       None
17011 Woodbark
Spring, TX 77379
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Blinzler(1)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

David A Borrelli                                Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Michelle Brennan                                Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
L. Scott Brooks(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin E. Brosmith                               Senior Vice President                None
170 Phillip Court
Lake Bluff, IL 60044
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey W. Bryan(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Susan Burton                                    Vice President                       None
412 Towne Green Circle
Addison, TX 75001
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Mary Byron                             Vice President                       None
6 Dahlia Drive
Irvine, CA 92618
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Andrew Chonofsky                                Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert A. Coli                                  Vice President                       None
12 White Tail Lane
Bedminster, NJ 07921
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill E. Crockett(2)                             Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey D. Damia(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Davis(2)                                   Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                       Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph A. DiMauro                               Vice President                       None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Dombrower(w)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George P. Dougherty                             Vice President                       None
4090 Redbud Circle
Doylestown, PA 18901
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cliff H. Dunteman                               Vice President                       None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Eiler(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gregg A. Everett                                Vice President                       None
7124 Trysail Circle
Tampa, FL 33607
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

George R. Fahey                                 Senior Vice President                None
9 Townview Court

Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Katherine P. Feld(2)                            Vice President                       Assistant Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Mark J. Ferro(2)                                Senior Vice President                None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick W. Flynn (1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John E. Forrest(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John ("J) Fortuna(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
P. Lyman Foster(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Luiggino J. Galleto                             Vice President                       None
10302 Riesling Court
Charlotte, NC 28277
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raquel Granahan(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ralph Grant(2)                                  Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Clifford W. Heidinger                           Vice President                       None
90 Gates Street
Portsmouth, NH 03801
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Phillipe D. Hemery                              Vice President                       None
184 Park Avenue
Rochester, NY 14607
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elyse R. Jurman Herman                          Vice President                       None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy G. Hetson                                 Vice President                       None
4 Craig Street
Jericho, NY 11753
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----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William E. Hortz(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Edward Hrybenko(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Husch(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                             Vice President                       Assistant Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric K. Johnson                                 Vice President                       None
28 Oxford Avenue
Mill Valley, CA 94941
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark D. Johnson                                 Vice President                       None
15792 Scenic Green Court
Chesterfield, MO 63017
----------------------------------------------- ------------------------------------ ---------------------------------
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----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina J. Keller(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian G. Kelly                                  Vice President                       None
60 Larkspur Road
Fairfield, CT 06430
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Keogh(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lisa Klassen(1)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue So.
Minneapolis, MN 55409
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Richard Knott(2)                                Senior Vice President                None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dean Kopperud(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brent A. Krantz                                 Senior Vice President                None
P. O. Box 1313
Seahurst, WA 98062
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David T. Kuzia                                  Vice President                       None
9697 S. Golden Eagle Dr.
Highlands, CO 80126
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Lange(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Paul R. LeMire                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Evan M. Lereah                                  Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dawn Lind                                       Vice President                       None
21 Meadow Lane
Rockville Centre, NY 11570
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Malissa Lischin(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James V. Loehle                                 Vice President                       None
30 Wesley Hill Lane
Warwick, NY 10990
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Montana Low                                     Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John J. Lynch                                   Vice President                       None
5341 Ellsworth
Dallas, TX 75206
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Craig Lyman                                     Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark Macken                                     Vice President                       None
462 Lincoln Avenue
Sayville, NY 11782
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Magee(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven C. Manns                                 Vice President                       None
1941 W. Wolfram
Chicago, IL 60657
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Todd A. Marion                                  Vice President                       None
3 St. Marks Place
Cold Spring Harbor, NY 11724
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

LuAnn Mascia(2)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Anthony P. Mazzariello                          Vice President                       None
704 Beaver Road
Leetsdale, PA 15056
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John C. McDonough                               Vice President                       None
3812 Leland Street
Chevy Chase, MD 20815
----------------------------------------------- ------------------------------------ ---------------------------------
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Kent C. McGowan                                 Vice President                       None
18424 12th Avenue West
Lynnwood, WA 98037
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Daniel Melehan                                  Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Mark Mezzanotte                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Robert Moser                                    Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John V. Murphy(2)                               Director                             President

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy Jean Murray                               Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina Nasta(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Chad V. Noel                                    Vice President                       None
2408 Eagleridge Drive
Henderson, NV 89014
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bradford Norford                                Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raymond C. Olson(1)                             Assistant Vice President &           None
                                                Treasurer
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Alan Panzer                                     Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Perkes                                 Vice President                       None
8734 Shady Shore Drive
Frisco, TX 75034
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles K. Pettit                               Vice President                       None
22 Fall Meadow Drive
Pittsford, NY 14534
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Gazell Pettway                                  Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

William Presutti                                Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine Puleo-Carter(2)                          Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christopher L. Quinson                          Vice President                       None
19 Cayuga Street
Rye, NY 10580
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Minnie Ra                                       Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gary D. Rakan                                   Vice President                       None
25031 Woodridge Triangle
Farmington, MI 48335
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Dusting Raring                                  Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael A. Raso                                 Vice President                       None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Rentschler                              Vice President                       None
677 Middlesex Road
Grosse Pointe Park, MI 48230
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ruxandra Risko(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David R. Robertson(2)                           Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth A. Rosenson                             Vice President                       None
24753 Bantage Point Terr.
Malibu, CA 90265
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James H. Ruff(2)                                President & Director                 None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Sabow(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John Saunders                                   Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Tonya Sax                                       Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alfredo Scalzo                                  Vice President                       None
9616 Lake Chase Island Way
Tampa, FL 33626
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Thomas Schmitt                                  Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Sharp                                      Vice President                       None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Debbie Simon(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Bruce Smith                             Vice President                       None
808 South 194th Street
Seattle,WA 98148
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryan Stein(2)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Stoma(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Summe                                  Vice President                       None
239 N. Colony Drive
Edgewood, KY 41017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Sussman(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George T. Sweeney                               Senior Vice President                None
5 Smoke House Lane
Hummelstown, PA 17036
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Taylor(2)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Martin Telles(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David G. Thomas                                 Vice President                       None
1328 N. Cleveland Street
Arlington, VA 22201
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryan K.Toma                                    Vice President                       None
14575 S. Gallery
Olathe, KS 66062
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Floyd A. Tucker                                 Vice President                       None
1930 W. Barry Ave., #2
Chicago, IL 60657
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark Vandehey(1)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Vincent Vermete                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kenneth Ward                                    Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Teresa Ward(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Catherine White(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Wilson(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donna Winn(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Philip Witkower(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John Young                                      Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gregor D. Yuska                                 Vice President                       None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert G. Zack(2)                               General Counsel & Director           Secretary
----------------------------------------------- ------------------------------------ ---------------------------------

(1) 6803 South Tucson Way, Centennial, CO 80112-3924
(2) Two World Financial Center, 225 Liberty Street, New York, NY 10080
(3) 350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The accounts,  books and other documents required to be maintained by Registrant pursuant  to  Section  31(a) of the  Investment  Company  Act of 1940 and  rules promulgated  thereunder are in the possession of  OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration  Statement  pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of New York and State of New York on the 20th day of October, 2003.

                                    OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                    By: /s/ John V. Murphy*

                                    ---------------------------------------------

                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement  has been signed below by the following  persons in the  capacities on the dates indicated:

Signatures                          Title                               Date
----------                          -----                               ----

/s/ Clayton K. Yeutter*           Chairman of the
---------------------------       Board of Trustees          October 20, 2003
Clayton K.Yeutter

/s/ Donald W. Spiro*             Vice Chairman of the        October 20, 2003
-----------------------          Board and Trustees
Donald W. Spiro

/s/ John V. Murphy*             President, Principal

--------------------------      Executive Officer              October 20, 2003
John V. Murphy                  & Trustee

/s/ Brian W. Wixted*            Treasurer, Principal           October 20, 2003
-------------------------       Financial and
Brian W. Wixted                 Accounting Officer

/s/ Robert G. Galli*            Trustee                        October 20, 2003

--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*      Trustee                        October 20, 2003

----------------------
Phillip A. Griffiths

/s/ Joel W. Motley*            Trustee                       October 20, 2003

--------------------
Joel W. Motley

/s/ Kenneth A. Randall*        Trustee                     October 20, 2003

-------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Trustee                     October 20, 2003

-----------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*  Trustee                  October 20, 2003

----------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack

    -----------------------------------------
    Robert G. Zack, Attorney-in-Fact

                                   OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                          Post-Effective Amendment No. 9

                                       Registration Statement No. 333-31537

                                                   EXHIBIT INDEX
                                                   -------------

Exhibit No.                Description
-----------                -----------

23(j)                      Independent Auditors' Consent